SELIGMAN
---------------------
       MUNICIPAL FUND
         SERIES, INC.

                                                  [GRAPHIC]



                                                MID-YEAR REPORT
                                                MARCH 31, 1998
                                                   --------
                                                   PROVIDING
                                                  INCOME FREE
                                                 FROM REGULAR
                                                    INCOME
                                                      TAX




                                              J. & W. SELIGMAN & CO.
                                                  INCORPORATED
                                                ESTABLISHED 1864

SELIGMAN -- TIMES CHANGE...VALUES ENDURE


J. & W. SELIGMAN & CO. INCORPORATED IS A FIRM WITH A LONG TRADITION OF INVESTMENT EXPERTISE, OFFERING A BROAD ARRAY OF INVESTMENT CHOICES TO HELP TODAY'S INVESTORS SEEK THEIR LONG-TERM FINANCIAL GOALS.

TIMES CHANGE...

          Established in 1864, Seligman's history of providing financial services has been marked not by fanfare, but rather by a quiet and firm adherence to managing investments prudently. While the world has changed dramatically in the 134 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions for these changing times.

          In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the first part of the 20th century, as America became an industrial power, the firm helped fund the growing capital needs of the nascent automobile and steel industries.

[GRAPHIC]
JAMES, JESSE, AND JOSEPH SELIGMAN, 1870

With the formation of Tri-Continental Corporation in 1929 -- today, the nation's largest, diversified, publicly-traded closed-end investment company -- Seligman began shifting its emphasis from investment banking to investment management. Despite the stock market crash and ensuing depression, Seligman was convinced of the importance mutual funds could play in building wealth for individual investors and launched its first open-end fund in 1930.

In the decades that followed, Seligman has continued to offer forward-looking investment solutions, including funds that focus on technology stocks, municipal bonds, and international securities.

 ...VALUES ENDURE

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm's business decisions and investment judgment. While much has changed over the years, the firm's commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will guide Seligman into the new millennium.

TABLE OF CONTENTS

To the Shareholders ......................................1
Interview With Your Portfolio Manager ....................2
Performance Overview and
  Portfolio Summary ......................................4
Portfolios of Investments ...............................12
Statements of Assets and Liabilities ....................32
Statements of Operations ................................34
Statements of Changes in Net Assets .....................36
Notes to Financial Statements ...........................40
Financial Highlights ....................................45
Report of Independent Auditors ..........................58
Board of Directors ......................................59
Executive Officers AND For More Information .............60
Glossary of Financial Terms .............................61

TO THE SHAREHOLDERS

Seligman Municipal Fund Series posted solid investment results for the six months ended March 31, 1998. Throughout the period, the US economy's expansion continued unabated and inflation was virtually nonexistent, supporting the lasting rally in the municipal bond market. As a result, the Series' investment results improved as the portfolios' bond prices appreciated.

The municipal bond market has also benefited from favorable municipal tax receipts and a reduced federal budget deficit. The Federal Reserve Board's decision to maintain current short-term interest rate levels in the period also helped maintain the optimism of municipal market participants. While greater uncertainty regarding the sustainability of the rate of economic growth slightly increased yields in the first calendar quarter of 1998, they remained in a narrow range. Municipal bond issuers took advantage of the market environment and issued a record number of bonds in the first three months of the year, which historically is a slow period for new issuance. The yield on the Bond Buyer 20-Bond General Obligation Index, a benchmark for the municipal bond market, stood at 5.20% on March 31, 1998, having declined from the 5.36% yield on September 30, 1997.

Looking ahead, the ultimate effect of the Asian recession on the US economy remains to be seen. Thus far, the primary effect has been a countering of US inflationary pressures, with the reduced cost of imported goods offsetting the increase in wages caused by the tight US labor market. However, we still anticipate a net slowdown in the rate of economic expansion for the balance of 1998. Nonetheless, while the stock markets may become more volatile as corporate earnings weaken, the outlook for the municipal bond market remains optimistic. A continuation of the positive fundamentals, which characterized the municipal market for the past six months, should support the municipal bond market for the remainder of the year. Further, a decrease in US Treasury bond issuance will likely benefit the municipal bond market, as a reduction in Treasury supply would likely force Treasury yields lower relative to municipal yields.

We thank you for your continued interest in Seligman Municipal Fund Series, and look forward to serving your investment needs in the many years to come. A discussion with your Portfolio Manager and the Series' portfolios of investments and financial statements follow this letter. The Series' investment results appear on pages 4 to 10.

By order of the Board of Directors,

/s/ William Morris            /s/ Brian T. Zino
--------------------          ------------------
William C. Morris             Brian T. Zino
Chairman                      President

May 1, 1998

INTERVIEW WITH YOUR PORTFOLIO MANAGER,
THOMAS G. MOLES

Q. WHAT ECONOMIC AND MARKET FACTORS INFLUENCED SELIGMAN MUNICIPAL FUND SERIES IN THE LAST SIX MONTHS?

A. Seligman Municipal Fund Series ended the first six months of fiscal-year 1998 on a positive note, as declining long-term municipal yields boosted the Series' net asset values. The rally in the municipal bond market continued throughout the past six months and by mid-January 1998, positive fundamentals caused long-term municipal yields to fall to the lowest level in 26 years. Soon after, though, the rally stalled due to signs of an increase in the pace of economic growth. Yields rose modestly, but then settled into a narrow trading range for the remainder of the first quarter of 1998. At March 31, long-term municipal yields were a quarter point above the January-1998 lows, but still remained at the lowest level in almost five years.

   Further, in a widely anticipated move, the Federal Reserve Board voted on March 31 to leave the fed funds rate unchanged. Additionally, the minutes of the Fed's February meeting, released on April 2, revealed that the Fed elected to maintain a neutral policy directive, rather than to reinstate a tightening bias. This suggests that the Fed was not overly concerned that economic growth was in imminent danger of exceeding its non-inflationary potential. The Fed's "wait-and-see" posture in the face of robust economic growth suggests that the Fed believes that the impact of the Asian financial crisis could be sufficient to slow the economy and preclude any intervention. Further, while inflation remains at such a favorable rate, the risk of waiting is likely minimal.

Q. WHAT WAS YOUR INVESTMENT STRATEGY?

A. The positive interest rate environment prompteda sharp increase in municipal bond issuance. For the first quarter of 1998, total volume rose 70% versus the same period last year. More specifically, municipal bonds issued for refunding purposes surged a dramatic 136%. (Refunding bonds are issued to retire outstanding, higher-coupon debt. Proceeds from the refunding issue are deposited in an escrow account, generally comprised of government obligations, which provides debt service on the refunded bonds.) Seligman Municipal Fund Series benefited from the supply situation in two ways: First, municipal bond prices were temporarily

--------------------------------------------------------------------------------

                                        A TEAM APPROACH

                                        Seligman Municipal Fund Series is
                                        managed by the Seligman Municipals Team, headed by Thomas G. Moles. Mr. Moles is
              [PHOTO] assisted in the management of the Fund by a group of seasoned professionals who are responsible for research and trading consistent with the Series' investment objective.

SELIGMAN MUNICIPALS TEAM: (FROM LEFT)
AUDREY KUCHTYAK, THERESA BARION, DEBRA
MCGUINNESS, (SEATED) EILEEN COMERFORD,
THOMAS G. MOLES (PORTFOLIO MANAGER)

--------------------------------------------------------------------------------

INTERVIEW WITH YOUR PORTFOLIO MANAGER,
THOMAS G. MOLES

   depressed by the heavy supply. This presented us with an opportunity to purchase bonds at cheaper levels than would have existed during a period of light supply. Second, as a direct result of the increase in refunding activity, most of the Series' portfolios had bonds refunded. In general, when a municipal bond is refunded, total return performance is improved, and the bond's rating is often upgraded.

   Finally, the current economic expansion, now in its eighth year, has contributed to an improvement in the financial condition of the nation's states, cities, and municipalities. Through in-depth credit analysis, we are able to identify those credits most likely to be upgraded by one or more of the nationally recognized rating agencies. We are, therefore, able to purchase bonds prior to an upgrade when its yield reflects the lower rating. Over the past six months, rating upgrades of portfolio holdings significantly outnumbered rating downgrades.

Q. WHAT IS YOUR OUTLOOK?

A. We anticipate a continuation of the positive fundamentals that have characterized the municipal market over the past six months. Going forward, stable long-term interest rates, improving credit trends, and attractive real rates of return bode well for the performance of the municipal bond market. Consequently, we remain optimistic regarding the long-term prospects for Seligman Municipal Fund Series.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

SELIGMAN NATIONAL MUNICIPAL SERIES

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
For Periods Ended March 31, 1998


                                                  AVERAGE ANNUAL
                                      ------------------------------------------
                                                                     CLASS D
                             SIX       ONE     FIVE     10       SINCE INCEPTION
                            MONTHS*    YEAR    YEARS   YEARS         2/1/94
                          ----------  ------   -----   -----     ---------------

CLASS A**
With Sales Charge           (0.62)%    6.99%   5.25%   7.70%          n/a
Without Sales Charge         4.34     12.32    6.27    8.23           n/a

CLASS D**
With 1% CDSL                 2.74     10.33     n/a     n/a           n/a
Without CDSL                 3.74     11.33     n/a     n/a          4.18%

LEHMAN BROTHERS
MUNICIPAL BOND INDEX***      3.89     10.72    6.83    8.34          5.91#


NET ASSET VALUE                                         DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                        For Periods Ended March 31, 1998

           3/31/98       9/30/97       3/31/97                          DIVIDENDS+   CAPITAL GAIN+    SEC YIELD++
           -------       ------        -------                         -----------  --------------  -----------
CLASS A     $8.16         $8.01          $7.63          CLASS A         $0.196            --          4.13%
CLASS D      8.16          8.02           7.63          CLASS D          0.158            --          3.38

HOLDINGS BY MARKET SECTORo                              MOODY'S/S&P RATINGSo
Revenue Bonds                          79%              Aaa/AAA         34%         A/A              20%
General Obligation Bonds               21               Aa/AA           38          Baa/BBB           8

WEIGHTED AVERAGE MATURITY              25.4 years


SELIGMAN COLORADO MUNICIPAL SERIES

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
For Periods Ended March 31, 1998

                                                AVERAGE ANNUAL
                                      ------------------------------------------
                                                                    CLASS D
                              SIX      ONE      FIVE       10    SINCE INCEPTION
                            MONTHS*    YEAR     YEARS     YEARS      2/1/94
                          ---------   ------   -------   ------- ---------------
CLASS A**
With Sales Charge           (1.37)%    3.66%     4.48%     6.64%       n/a
Without Sales Charge         3.55      8.81      5.49      7.16        n/a

CLASS D**
With 1% CDSL                 2.09      6.99       n/a       n/a        n/a
Without CDSL                 3.09      7.99       n/a       n/a       3.46%

LEHMAN BROTHERS
MUNICIPAL BOND INDEX***      3.89     10.72      6.83      8.34       5.91#


NET ASSET VALUE                                             DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                            For Periods Ended March 31, 1998

                3/31/98       9/30/97       3/31/97                         DIVIDENDS+   CAPITAL GAIN+     SEC YIELD++
                -------       -------       -------                        -----------  ---------------  -----------
Class A          $7.50         $7.42          $7.24         Class A         $0.182            --          3.95%
Class D           7.50          7.42           7.23         Class D          0.149            --          3.24

HOLDINGS BY MARKET SECTORo                                  MOODY'S/S&P RATINGSo
Revenue Bonds                          72%                  Aaa/AAA         60%
General Obligation Bonds               28                   Aa/AA           23
                                                            A/A             12
WEIGHTED AVERAGE MATURITY              18.4 years           Baa/BBB          5

-----------
See footnotes on page 10.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

SELIGMAN GEORGIA MUNICIPAL SERIES

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
For Periods Ended March 31, 1998

                                                                          AVERAGE ANNUAL
                                                     ----------------------------------------------------------
                                                                                                  CLASS D
                                          SIX           ONE           FIVE           10       SINCE INCEPTION
                                         MONTHS*       YEAR           YEARS         YEARS         2/1/94
                                      ----------     --------       --------      --------  -------------------
CLASS A**
With Sales Charge                       (1.02)%        5.87%          5.53%         7.70%           n/a
Without Sales Charge                     3.85         11.18           6.56          8.23            n/a

CLASS D**
With 1% CDSL                             2.51          9.17            n/a           n/a            n/a
Without CDSL                             3.51         10.17            n/a           n/a           4.61%

LEHMAN BROTHERS
MUNICIPAL BOND INDEX***                  3.89         10.72           6.83          8.34           5.91#

NET ASSET VALUE                                           DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                          For Periods Ended March 31, 1998

                3/31/98       9/30/97       3/31/97                       DIVIDENDS+   CAPITAL GAIN+    SEC YIELD++
                -------       -------       -------                      -----------  --------------- -----------
CLASS A          $8.21         $8.12          $7.77       CLASS A         $0.189            $0.032      3.99%
CLASS D           8.23          8.13           7.79       CLASS D          0.152             0.032      3.27


HOLDINGS BY MARKET SECTORo                                MOODY'S/S&P RATINGSo
Revenue Bonds                          66%                Aaa/AAA         43%
General Obligation Bonds               34                 Aa/AA           37
                                                          A/A             17
WEIGHTED AVERAGE MATURITY              20.2 years         Baa/BBB          3




SELIGMAN LOUISIANA MUNICIPAL SERIES

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
For Periods Ended March 31, 1998

                                                                          AVERAGE ANNUAL
                                                     ----------------------------------------------------------
                                                                                                  CLASS D
                                          SIX           ONE           FIVE           10       SINCE INCEPTION
                                         MONTHS*       YEAR           YEARS         YEARS         2/1/94
                                      ----------     --------       --------      --------  -------------------
CLASS A**
With Sales Charge                       (1.26)%        4.53%          5.05%         7.30%           n/a
Without Sales Charge                     3.63          9.74           6.07          7.82            n/a

CLASS D**
With 1% CDSL                             2.17          7.64            n/a           n/a            n/a
Without CDSL                             3.17          8.64            n/a           n/a           4.24%

LEHMAN BROTHERS
MUNICIPAL BOND INDEX***                  3.89         10.72           6.83          8.34           5.91#

NET ASSET VALUE                                                    DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                   For Periods Ended March 31, 1998

                3/31/98       9/30/97       3/31/97                                DIVIDENDS+   CAPITAL GAIN+   SEC YIELD++
                -------       -------       -------                                ----------   -------------   -----------
CLASS A          $8.36         $8.28          $8.02                CLASS A         $0.204            $0.014      3.92%
CLASS D           8.35          8.27           8.02                CLASS D          0.167             0.014      3.22


HOLDINGS BY MARKET SECTORo                                         MOODY'S/S&P RATINGSo
Revenue Bonds                          80%                         Aaa/AAA         78%
General Obligation Bonds               20                          Aa/AA           13
                                                                   A/A              6
WEIGHTED AVERAGE MATURITY              19.5 years                  Baa/BBB          3

-------------------------
See footnotes on page 10.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

SELIGMAN MARYLAND MUNICIPAL SERIES

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
For Periods Ended March 31, 1998

                                                                   AVERAGE ANNUAL
                                              ---------------------------------------------------------
                                                                                          CLASS D
                                 SIX           ONE            FIVE           10       SINCE INCEPTION
                                MONTHS*        YEAR           YEARS         YEARS         2/1/94
                              ----------     --------       --------      --------    -----------------
CLASS A**
With Sales Charge               (1.27)%        4.91%          5.19%         7.31%           n/a
Without Sales Charge             3.70         10.12           6.21          7.83            n/a

CLASS D**
With 1% CDSL                     2.11          7.99            n/a           n/a            n/a
Without CDSL                     3.11          8.99            n/a           n/a           4.25%

LEHMAN BROTHERS
MUNICIPAL BOND INDEX***          3.89         10.72           6.83          8.34           5.91#


NET ASSET VALUE                                                    DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                   For Periods Ended March 31, 1998

                3/31/98       9/30/97       3/31/97                               DIVIDENDS+   CAPITAL GAIN+  SEC YIELD++
                -------       -------       -------                               ----------   --------------- -----------
CLASS A          $8.19         $8.14          $7.86                CLASS A         $0.201           $0.048       4.09%
CLASS D           8.19          8.15           7.87                CLASS D          0.164            0.048       3.39


HOLDINGS BY MARKET SECTORo                                         MOODY'S/S&P RATINGSo
Revenue Bonds                          82%                         Aaa/AAA         40%
General Obligation Bonds               18                          Aa/AA           40
                                                                   A/A             18
WEIGHTED AVERAGE MATURITY              21.7 years                  Baa/BBB          2



SELIGMAN MASSACHUSETTS MUNICIPAL SERIES

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
For Periods Ended March 31, 1998

                                                                   AVERAGE ANNUAL
                                            ----------------------------------------------------------
                                                                                         CLASS D
                                 SIX           ONE           FIVE           10       SINCE INCEPTION
                                MONTHS*       YEAR           YEARS         YEARS         2/1/94
                             ----------     --------       --------      --------    -----------------
CLASS A**
With Sales Charge              (0.65)%        5.78%          5.30%         7.30%           n/a
Without Sales Charge            4.32         11.00           6.33          7.83            n/a

CLASS D**
With 1% CDSL                    2.72          8.88            n/a           n/a            n/a
Without CDSL                    3.72          9.88            n/a           n/a           4.44%

LEHMAN BROTHERS
MUNICIPAL BOND INDEX***         3.89         10.72           6.83          8.34           5.91#



NET ASSET VALUE                                             DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                            For Periods Ended March 31, 1998

                3/31/98       9/30/97       3/31/97                         DIVIDENDS+   CAPITAL GAIN+    SEC YIELD++
                -------       -------       -------                        -----------  --------------- -----------
CLASS A          $8.04         $7.99          $7.70         CLASS A         $0.196            $0.094      4.11%
CLASS D           8.03          7.99           7.70         CLASS D          0.159             0.094      3.41


HOLDINGS BY MARKET SECTORo                                  MOODY'S/S&P RATINGSo
Revenue Bonds                          87%                  Aaa/AAA         60%         Baa/BBB           5%
General Obligation Bonds               13                   Aa/AA           21          Non-Rated         3
                                                            A/A             11
WEIGHTED AVERAGE MATURITY              22.5 years

---------------------
See footnotes on page 10.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

SELIGMAN MICHIGAN MUNICIPAL SERIES

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
For Periods Ended March 31, 1998

                                                                     AVERAGE ANNUAL
                                            ----------------------------------------------------------
                                                                                          CLASS D
                                 SIX           ONE           FIVE           10        SINCE INCEPTION
                                MONTHS*       YEAR           YEARS         YEARS          2/1/94
                             ----------     --------       --------      --------    -----------------
CLASS A**
With Sales Charge              (1.15)%        5.24%          5.26%         7.59%           n/a
Without Sales Charge            3.79         10.44           6.28          8.12            n/a

CLASS D**
With 1% CDSL                    2.33          8.33            n/a           n/a            n/a
Without CDSL                    3.33          9.33            n/a           n/a           4.32%

LEHMAN BROTHERS
MUNICIPAL BOND INDEX***         3.89         10.72           6.83          8.34           5.91#


NET ASSET VALUE                                                    DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                   For Periods Ended March 31, 1998

                3/31/98       9/30/97       3/31/97                             DIVIDENDS+     CAPITAL GAIN+    SEC YIELD++
                -------       -------       -------                             ----------     -------------    ----------
CLASS A          $8.64         $8.60          $8.29                CLASS A         $0.208         $0.074           4.04%
CLASS D           8.63          8.59           8.29                CLASS D          0.169          0.074           3.33


HOLDINGS BY MARKET SECTORo                                         MOODY'S/S&P RATINGSo
Revenue Bonds                          83%                         Aaa/AAA         51%         Baa/BBB          --
General Obligation Bonds               17                          Aa/AA           34          Non-Rated         2%
                                                                   A/A             13

WEIGHTED AVERAGE MATURITY              22.1 years



SELIGMAN MINNESOTA MUNICIPAL SERIES

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
For Periods Ended March 31, 1998

                                                                          AVERAGE ANNUAL
                                                     ----------------------------------------------------------
                                                                                                  CLASS D
                                          SIX           ONE           FIVE           10       SINCE INCEPTION
                                         MONTHS*       YEAR           YEARS         YEARS         2/1/94
                                      ----------     --------       --------      --------  -------------------
CLASS A**
With Sales Charge                       (1.92)%        2.93%          4.71%         6.74%           n/a
Without Sales Charge                     2.99          8.07           5.74          7.27            n/a

CLASS D**
With 1% CDSL                             1.53          6.11            n/a           n/a            n/a
Without CDSL                             2.53          7.11            n/a           n/a           3.51%

LEHMAN BROTHERS
MUNICIPAL BOND INDEX***                  3.89         10.72           6.83          8.34           5.91#


NET ASSET VALUE                                                    DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                   For Periods Ended March 31, 1998

                3/31/98       9/30/97       3/31/97                                DIVIDENDS+   CAPITAL GAIN+    SEC YIELD++
                -------       -------       -------                               -----------  --------------- -----------
CLASS A          $7.82         $7.79          $7.62                CLASS A           $0.192         $0.009        4.03%
CLASS D           7.82          7.79           7.62                CLASS D            0.157          0.009        3.32


HOLDINGS BY MARKET SECTORo                                         MOODY'S/S&P RATINGSo
Revenue Bonds                          49%                         Aaa/AAA         36%
General Obligation Bonds               51                          Aa/AA           41
                                                                   A/A             23
WEIGHTED AVERAGE MATURITY              18.2 years

------------------------
See footnotes on page 10.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

SELIGMAN MISSOURI MUNICIPAL SERIES

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
For Periods Ended March 31, 1998

                                                                          AVERAGE ANNUAL
                                                     ---------------------------------------------------------
                                                                                                  CLASS D
                                          SIX           ONE           FIVE           10       SINCE INCEPTION
                                         MONTHS*       YEAR           YEARS         YEARS         2/1/94
                                      ----------     --------       --------      --------   -----------------
CLASS A**
With Sales Charge                       (1.57)%        4.59%          4.91%         7.14%           n/a
Without Sales Charge                     3.34          9.86           5.94          7.67            n/a

CLASS D**
With 1% CDSL                             1.88          7.87            n/a           n/a            n/a
Without CDSL                             2.88          8.87            n/a           n/a           3.96%

LEHMAN BROTHERS
MUNICIPAL BOND INDEX***                  3.89         10.72           6.83          8.34           5.91#


NET ASSET VALUE                                                    DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                   For Periods Ended March 31, 1998

                3/31/98       9/30/97       3/31/97                                DIVIDENDS+   CAPITAL GAIN+    SEC YIELD++
                -------       -------       -------                               -----------  --------------- -----------
CLASS A          $7.83         $7.82          $7.54                CLASS A         $0.183            $0.065      3.99%
CLASS D           7.83          7.82           7.54                CLASS D          0.148             0.065      3.29


HOLDINGS BY MARKET SECTORo                                         MOODY'S/S&P RATINGSo
Revenue Bonds                          87%                         Aaa/AAA         45%
General Obligation Bonds               13                          Aa/AA           35
                                                                   A/A             18
WEIGHTED AVERAGE MATURITY              20.5 years                  Baa/BBB          2



SELIGMAN NEW YORK MUNICIPAL SERIES

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
For Periods Ended March 31, 1998

                                                                   AVERAGE ANNUAL
                                              ---------------------------------------------------------
                                                                                           CLASS D
                                   SIX           ONE           FIVE           10       SINCE INCEPTION
                                  MONTHS*       YEAR           YEARS         YEARS         2/1/94
                               ----------     --------       --------      --------   -----------------
CLASS A**
With Sales Charge                (0.71)%        7.03%          5.56%         7.72%           n/a
Without Sales Charge              4.21         12.33           6.60          8.24            n/a

CLASS D**
With 1% CDSL                      2.61         10.18            n/a           n/a            n/a
Without CDSL                      3.61         11.18            n/a           n/a           4.64%

LEHMAN BROTHERS
MUNICIPAL BOND INDEX***           3.89         10.72           6.83          8.34           5.91#


NET ASSET VALUE                                                    DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                   For Periods Ended March 31, 1998

                3/31/98       9/30/97       3/31/97                                DIVIDENDS+   CAPITAL GAIN+    SEC YIELD++
                -------       -------       -------                               -----------  --------------- -----------
CLASS A          $8.34         $8.28          $7.88                CLASS A           $0.201          $0.083        4.16%
CLASS D           8.34          8.29           7.89                CLASS D            0.163           0.083        3.45


HOLDINGS BY MARKET SECTORo                                         MOODY'S/S&P RATINGSo
Revenue Bonds                          88%                         Aaa/AAA         55%
General Obligation Bonds               12                          Aa/AA            6
                                                                   A/A             29
WEIGHTED AVERAGE MATURITY              24.7 years                  Baa/BBB         10

----------------------
See footnotes on page 10.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

SELIGMAN OHIO MUNICIPAL SERIES

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
For Periods Ended March 31, 1998

                                                                AVERAGE ANNUAL
                                           ----------------------------------------------------------
                                                                                        CLASS D
                                SIX           ONE           FIVE           10       SINCE INCEPTION
                               MONTHS*       YEAR           YEARS         YEARS         2/1/94
                            -----------    --------       --------      --------   ------------------
CLASS A**
With Sales Charge             (1.22)%        4.54%          5.00%         7.29%           n/a
Without Sales Charge           3.73          9.81           6.02          7.82            n/a

CLASS D**
With 1% CDSL                   2.26          7.81            n/a           n/a            n/a
Without CDSL                   3.26          8.81            n/a           n/a           4.25%

LEHMAN BROTHERS
MUNICIPAL BOND INDEX***        3.89         10.72           6.83          8.34           5.91#


NET ASSET VALUE                                                DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                               For Periods Ended March 31, 1998

                3/31/98       9/30/97       3/31/97                            DIVIDENDS+   CAPITAL GAIN+    SEC YIELD++
                -------       -------       -------                           -----------  --------------- -----------
CLASS A          $8.18         $8.19          $7.94            CLASS A         $0.203            $0.108         4.15%
CLASS D           8.22          8.23           7.98            CLASS D          0.167             0.108         3.45


HOLDINGS BY MARKET SECTORo                                     MOODY'S/S&P RATINGSo
Revenue Bonds                          73%                     Aaa/AAA         75%         Baa/BBB           3%
General Obligation Bonds               27                      Aa/AA           16          Non-Rated         3
                                                               A/A              3
WEIGHTED AVERAGE MATURITY              20.0 years



SELIGMAN OREGON MUNICIPAL SERIES

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
For Periods Ended March 31, 1998

                                                                    AVERAGE ANNUAL
                                              -----------------------------------------------------------
                                                                                            CLASS D
                                  SIX            ONE          FIVE           10         SINCE INCEPTION
                                 MONTHS*        YEAR          YEARS         YEARS           2/1/94
                              ----------      --------      --------      --------    -------------------
CLASS A**
With Sales Charge                (1.11)%        5.28%          5.11%         7.43%           n/a
Without Sales Charge              3.79         10.57           6.14          7.96            n/a

CLASS D**
With 1% CDSL                      2.20          8.59            n/a           n/a            n/a
Without CDSL                      3.20          9.59            n/a           n/a           4.31%

LEHMAN BROTHERS
MUNICIPAL BOND INDEX***           3.89         10.72           6.83          8.34           5.91#


NET ASSET VALUE                                            DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                           For Periods Ended March 31, 1998

                3/31/98       9/30/97       3/31/97                        DIVIDENDS+   CAPITAL GAIN+    SEC YIELD++
                -------       -------       -------                       -----------  ---------------   -----------
CLASS A          $7.88         $7.87          $7.57        CLASS A           $0.184           $0.100        4.11%
CLASS D           7.87          7.87           7.56        CLASS D            0.148            0.100        3.41


HOLDINGS BY MARKET SECTORo                                 MOODY'S/S&P RATINGSo
Revenue Bonds                          67%                 Aaa/AAA         46%
General Obligation Bonds               33                  Aa/AA           24
                                                           A/A             21
WEIGHTED AVERAGE MATURITY              18.0 years          Baa/BBB          9

-----------------------
See footnotes on page 10.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

SELIGMAN SOUTH CAROLINA MUNICIPAL SERIES

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
For Periods Ended March 31, 1998

                                                                          AVERAGE ANNUAL
                                                     ----------------------------------------------------------
                                                                                                  CLASS D
                                          SIX           ONE           FIVE           10       SINCE INCEPTION
                                         MONTHS*       YEAR           YEARS         YEARS         2/1/94
                                      ----------     --------       --------      --------  -------------------
CLASS A**
With Sales Charge                       (1.01)%        5.45%          5.22%         7.48%           n/a
Without Sales Charge                     3.96         10.69           6.26          8.00            n/a

CLASS D**
With 1% CDSL                             2.50          8.69            n/a           n/a            n/a
Without CDSL                             3.50          9.69            n/a           n/a           4.35%

LEHMAN BROTHERS
MUNICIPAL BOND INDEX***                  3.89         10.72           6.83          8.34           5.91#

NET ASSET VALUE                                                    DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                   For Periods Ended March 31, 1998

                3/31/98       9/30/97       3/31/97                                DIVIDENDS+   CAPITAL GAIN+    SEC YIELD++
                -------       -------       -------                               -----------  --------------- -----------
CLASS A          $8.21         $8.16          $7.86                CLASS A         $0.196            $0.074      4.00%
CLASS D           8.21          8.16           7.86                CLASS D          0.159             0.074      3.28

HOLDINGS BY MARKET SECTORo                                         MOODY'S/S&P RATINGSo
Revenue Bonds                          87%                         Aaa/AAA         65%
General Obligation Bonds               13                          Aa/AA           12
                                                                   A/A             19
WEIGHTED AVERAGE MATURITY              19.5 years                  Baa/BBB          4

------------------------------------------------------------------------------
*   Returns for periods of less than one year are not annualized.
** Return figures reflect any change in price and assume all distributions within the period are invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class D shares are calculated with and without the effect of the 1% contingent deferred sales load ("CDSL"), charged on redemptions made within one year of the date after purchase. No adjustment was made to the performance of Class A shares for periods prior to January 1, 1993, the commencement date for the annual Administration, Shareholder Services and Distribution Plan fee of up to 0.25% of average daily net assets. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. A portion of eachSeries' income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax. Past performance is not indicative of future investment results.
*** The Lehman Brothers Municipal Bond Index is an unmanaged index that does not include any fees or sales charges, and does not reflect state-specific bond market performance. Investors cannot invest directly in an index.
#   From 1/31/94.
+ Represents per share amount paid or declared for the six months ended March 31, 1998.
++ Current yield, representing the annualized yield for the 30-day period ended March 31, 1998, has been computed in accordance with SEC regulations and will vary.
o Percentages based on market values of long-term holdings at March 31, 1998.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

PORTFOLIOS OF INVESTMENTS
March 31, 1998

NATIONAL SERIES


                       FACE                                                                               RATINGS+         MARKET
   STATE              AMOUNT                          MUNICIPAL BONDS                                    MOODY'S/S&P        VALUE
   -----              ------                          ---------------                                    -----------      ---------
ALASKA--6.4%       $1,500,000  Alaska Housing Finance Corporation Mortgage Rev., 5 3/4%
                                 due 6/1/2024* ............................................................ Aaa/AAA     $ 1,533,150
                    5,000,000  Valdez Marine Terminal Rev. (BP Pipeline Inc. Project),
                                 5 1/2% due 10/1/2028 ..................................................... Aa2/AA        5,033,550
CALIFORNIA--2.8%    2,500,000  San Joaquin Hills Transportation Corridor Agency Rev.
                                 (Orange County Senior Lien Toll Road), 6 3/4% due 1/1/2032 ............... Aaa/NR        2,824,350
FLORIDA--2.7%       2,750,000  Jacksonville Electric Authority (Electric System Rev.),
                                 5 1/4% due 10/1/2028 ..................................................... Aa2/AA        2,733,445
ILLINOIS--6.9%      3,000,000  Chicago Water Rev., 5 1/2% due 11/1/2022 ................................... Aaa/AAA       3,087,960
                    1,250,000  Illinois Health Facilities Authority Rev. (Edward Hospital Project),
                                 6% due 2/15/2019 ......................................................... A2/A+         1,291,825
                    2,500,000  Illinois Health Facilities Authority Rev. (Northwestern Memorial
                                 Hospital), 6% due 8/15/2024 .............................................. Aa2/AA        2,662,100
KENTUCKY--2.0%      1,880,000  Trimble County Pollution Control Rev. (Louisville
                                 Gas & Electric Co. Project), 7 5/8% due 11/1/2020* ....................... Aa2/AA-       2,056,062
MASSA-              2,000,000  Massachusetts Health & Education Facilities Authority Rev.
CHUSETTS--2.1%                   (Amherst College), 6.80% due 11/1/2021 ................................... Aa1/AA+       2,189,560
MICHIGAN--2.4%      2,250,000  Michigan State Strategic Fund Pollution Control Rev.
                                 (General Motors Corp.), 6.20% due 9/1/2020 ............................... A3/A          2,433,555
MISSOURI--4.9%      4,750,000  St. Louis Industrial Development Authority Pollution Control Rev.
                                 (Anheuser-Busch Companies, Inc. Project), 5 7/8% due 11/1/2026* .......... A1/A+         5,011,345
NEVADA--5.0%        5,000,000  Clark County Industrial Development Rev. (Nevada
                                 Power Company Project), 5.90% due 11/1/2032* ............................. NR/BBB-       5,101,200
NEW YORK--4.7%      2,485,000  New York City GOs, 7 1/4% due 8/15/2024 .................................... A3/BBB+       2,688,348
                    1,015,000  New York City GOs, 7 1/4% due 8/15/2024 .................................... Aaa/BBB+      1,115,678
                    1,000,000  Trust for Cultural Resources of the City of New York Rev.
                                 (American Museum of Natural History), 5.65% due 4/1/2027 ................. Aaa/AAA       1,044,920
SOUTH               2,000,000  Oconee County Pollution Control Rev. (Duke Power Company
CAROLINA--2.1%                   Project), 7 1/2% due 2/1/2017 ............................................ Aa2/AA-       2,111,120
SOUTH               6,000,000  South Dakota Housing Development Authority Rev.
Dakota--6.1%                     (HOMEOWNERSHIP MORTGAGE), 6.15% DUE 5/1/2026* ............................ AA1/AAA       6,218,820
TEXAS--19.8%        3,700,000  Harris County Health Facilities Development Corp. Hospital Rev.
                                 (St. Luke's Episcopal Hospital Project), 6 3/4% due 2/15/2021 ............ Aa3/AAA       4,061,601
                    2,000,000  Harris County Health Facilities Development Corp. SCH Health
                                 Care System Rev. (Sisters of Charity of the Incarnate Word),
                                 7.10% due 7/1/2021 ....................................................... Aa3/AA        2,213,140
                    2,000,000  Harris County Health Facilities Development Corp. SCH Health
                                 Care System Rev. (Sisters of Charity of the Incarnate Word),
                                 5 3/4% due 7/1/2027 ...................................................... Aa3/AA        2,115,340
                    4,750,000  Potter County Industrial Development Corp. Pollution
                                 Control Rev. (Southwestern Public Service Company Project),
                                 5 3/4% due 9/1/2016 ...................................................... Aaa/AAA       5,064,117
                    2,500,000  San Antonio Electric & Gas Rev., 5 1/2% due 2/1/2020 ....................... Aa1/AA        2,565,500

---------------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
MARCH 31, 1998

NATIONAL SERIES (CONTINUED)


                       FACE                                                                               RATINGS+         MARKET
   STATE              AMOUNT                          MUNICIPAL BONDS                                    MOODY'S/S&P        VALUE
   -----              ------                          ---------------                                    -----------      ---------
TEXAS (CONTINUED)  $2,605,000  Texas Veterans' Housing Assistance GOs, 6.80% due 12/1/2023* ............... Aa2/AA     $  2,800,740
                    1,340,000  Travis County Housing Finance Corporation (Single Family
                                 Mortgage Rev.), 6.95% due 10/1/2027 ...................................... NR/AAA        1,444,265
VIRGINIA--5.2%      5,000,000  Fairfax County Industrial Development Authority Health Care
                                 Rev. (Inova Health System Project), 6% due 8/15/2026 ..................... Aa2/AA        5,358,650
WASHINGTON--13.2%   4,325,000  King County GOs, 6 1/8% due 1/1/2033 ....................................... Aaa/AAA       4,669,746
                    3,000,000  Port Seattle Rev., 5 1/2% due 9/1/2021 ..................................... Aaa/AAA       3,072,930
                    5,520,000  Seattle Water System Rev., 5 5/8% due 8/1/2026 ............................. Aaa/AAA       5,757,029
WISCONSIN--6.4%     6,000,000  LaCrosse Resource Recovery Rev. (Northern States Power
                                 Company Project), 6% due 11/1/2021* ...................................... A1/AA-        6,535,740
WYOMING--4.1%       4,000,000  Sweetwater County Pollution Control Rev. (Idaho Power
                                 Company Project), 6.05% due 7/15/2026 .................................... A3/A          4,248,240
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS (Cost $92,754,689)--96.8% ..................................................................       99,044,026
VARIABLE RATE DEMAND NOTES (Cost $1,900,000)--1.9% ...............................................................        1,900,000
OTHER ASSETS LESS LIABILITIES--1.3% ..............................................................................        1,402,812
                                                                                                                       ------------
NET ASSETS--100.0% ...............................................................................................     $102,346,838
                                                                                                                       ============


COLORADO SERIES


   FACE                                                                                                   RATINGS+         MARKET
  AMOUNT                        MUNICIPAL BONDS                                                          MOODY'S/S&P        VALUE
  ------                        ---------------                                                          -----------      ---------
$3,000,000   Adams County, CO Pollution Control Rev. (Public Service Co. of Colorado Project),
                5 7/8% due 4/1/2014 ...................................................................... Aaa/AAA     $ 3,206,880
 1,500,000   Colorado Association of School Boards Lease Purchase Finance Program Certificates
                of Participation (Pueblo School District No. 60), 7 1/4% due 12/1/2009 ................... Aaa/AAA       1,599,225
 2,000,000   Colorado Health Facilities Authority Rev. (Sisters of Charity Health Care Systems, Inc.),
                6% due 5/15/2013 ......................................................................... Aaa/AAA       2,086,360
 3,000,000   Colorado Health Facilities Authority Rev. (North Colorado Medical Center),
                6% due 5/15/2020 ......................................................................... Aaa/AAA       3,227,100
 2,000,000   Colorado Health Facilities Authority Rev. (Sisters of Charity of Leavenworth Health
                Services Corporation), 5% due 12/1/2025 .................................................. Aaa/AAA       1,924,500
   170,000   Colorado Housing Finance Authority (Single Family Residential Housing Rev.),
                8% due 3/1/2017 .......................................................................... Aa1/NR          172,858
 2,350,000   Colorado Springs, CO Utilities Rev., 5 3/8% due 11/15/2026 .................................. Aa2/AA        2,387,788
   105,000   Colorado Water Resources & Power Development Authority (Clean Water Bonds Rev.),
                6 7/8% due 9/1/2011 ...................................................................... Aa1/AAA         114,060
 2,000,000   Colorado Water Resources & Power Development Authority (Clean Water Bonds Rev.),
                6% due 9/1/2014 .......................................................................... Aa1/AAA       2,135,300


--------------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
MARCH 31, 1998

COLORADO SERIES (CONTINUED)


   FACE                                                                                                   RATINGS+         MARKET
  AMOUNT                        MUNICIPAL BONDS                                                          MOODY'S/S&P        VALUE
  ------                        ---------------                                                          -----------      ---------
$1,000,000   Colorado Water Resources & Power Development Authority (Clean Water Bonds Rev.),
                6.30% due 9/1/2014 ....................................................................... Aa1/AAA     $ 1,091,970
 2,000,000   Denver, CO City & County (St. Anthony Hospital Systems Rev.), 7 3/4% due 5/1/2014 ........... Aaa/AAA       2,105,120
 2,000,000   Denver, CO City  County Department of Aviation Airport System Rev.,
                5 1/2% due 11/15/2025 .................................................................... Aaa/AAA       2,067,600
 1,985,000   Fort Collins, CO GOs Water Bonds, 6 3/8% due 12/1/2012 ...................................... Aa2/AA        2,170,101
 2,500,000   Fort Collins Pollution Control Rev. (Anheuser-Busch Project), 6% due 9/1/2031 ............... A1/A+         2,660,700
 2,000,000   Fountain Valley Authority, CO Water Treatment Rev., 6.80% due 12/1/2019 ..................... Aa/AA         2,159,440
 1,895,000   Northglenn, CO Joint Water & Wastewater Utility, 6.80% due 12/1/2008 ........................ Aaa/NR        2,132,633
 2,500,000   Platte River Power Authority, CO Power Rev., 6 1/8% due 6/1/2014 ............................ Aa3/A+        2,657,750
 1,655,000   Pueblo County, CO Single Family Mortgage Rev., 7.05% due 11/1/2027 .......................... NR/AAA        1,780,052
 2,000,000   Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036 .................... Baa1/A        2,089,260
 2,000,000   University of Colorado Hospital Authority Rev., 5 1/4% due 11/15/2022 ....................... Aaa/NR        1,997,140
 2,000,000   University of Colorado Hospital Authority Rev., 6.40% due 11/15/2022 ........................ Aaa/AAA       2,219,580
 2,000,000   Westminster, CO (Adams & Jefferson Counties) Sales & Use Tax Rev., 7% due 12/1/2008 ......... Aaa/AAA       2,164,480
                                                                                                                       -----------
TOTAL MUNICIPAL BONDS (Cost $41,112,435)--95.3% ...................................................................     44,149,897
VARIABLE RATE DEMAND NOTES (Cost $1,400,000)--3.0% ................................................................      1,400,000
OTHER ASSETS LESS LIABILITIES--1.7% ...............................................................................        775,044
                                                                                                                       -----------
NET ASSETS--100.0% ................................................................................................    $46,324,941
                                                                                                                       ===========

GEORGIA SERIES


   FACE                                                                                                   RATINGS+         MARKET
  AMOUNT                        MUNICIPAL BONDS                                                          MOODY'S/S&P        VALUE
  ------                        ---------------                                                          -----------      ---------
$2,500,000   Atlanta, GA Water & Sewer Rev., 5 1/4% due 1/1/2027 ......................................... Aaa/AAA     $ 2,499,775
 1,000,000   Cartersville, GA Development Authority Rev. Water & Wastewater Facilities
                (Anheuser-Busch), 7.40% due 11/1/2010* ................................................... A1/A+         1,231,830
 2,000,000   Cartersville, GA Development Authority Rev. Water & Wastewater Facilities
                (Anheuser-Busch), 6 3/4% due 2/1/2012* ................................................... A1/A+         2,191,940
 3,000,000   Chatham County, GA School District GOs, 5 1/2% due 8/1/2020 ................................. Aaa/AAA       3,070,590
 2,000,000   Columbia County, GA School District GOs, 6 1/4% due 4/1/2013 ................................ Aaa/AAA       2,207,320
 1,000,000   DeKalb County, GA GOs, 5 1/4% due 1/1/2020 .................................................. Aa1/AA+       1,000,550
 1,000,000   DeKalb County, GA Water & Sewerage Rev., 7% due 10/1/2014 ................................... Aaa/AA        1,089,940
 2,000,000   DeKalb County, GA Water & Sewerage Rev., 5 1/4% due 10/1/2023 ............................... Aa/AA         2,007,380
   700,000   DeKalb Private Hospital Authority, GA Rev. (Emory University Project),
                6 3/4% due 4/1/2017 ...................................................................... Aa1/AA          764,883
   300,000   DeKalb Private Hospital Authority, GA Rev. (Emory University Project), 7% due 4/1/2021 ...... Aa1/AA          329,727
 1,000,000   Fayette County, GA School District GOs, 6 1/8% due 3/1/2015 ................................. Aa/A+         1,083,140
 1,000,000   Fulco Hospital Authority Health System Rev. (Catholic Health East), 5% due 11/15/2028 ....... Aaa/AAA         957,660

---------------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
MARCH 31, 1998

GEORGIA SERIES (CONTINUED)


   FACE                                                                                                   RATINGS+         MARKET
  AMOUNT                        MUNICIPAL BONDS                                                          MOODY'S/S&P        VALUE
  ------                        ---------------                                                          -----------      ---------
$3,000,000   Fulton County, GA School District GOs, 5 5/8% due 1/1/2021 .................................. Aa3/AA      $ 3,109,230
 2,975,000   Georgia Housing & Finance Authority Rev. (Single Family Mortgage),
                5 1/4% due 12/1/2020 ..................................................................... Aa2/AA+       2,982,229
 2,500,000   Georgia Municipal Gas Authority Rev. (Southern Storage Gas Project),
                6.40% due 7/1/2014 ....................................................................... NR/A-         2,714,350
 1,000,000   Georgia State GOs, 5 3/4% due 2/1/2011 ...................................................... Aaa/AAA       1,058,710
 1,750,000   Glynn-Brunswick Memorial Hospital Authority Rev. (Southeast Georgia Health
                Systems Project), 6% due 8/1/2016 ........................................................ Aaa/AAA       1,878,048
 1,000,000   Gwinnett County, GA School District GOs, 6.40% due 2/1/2012 ................................. Aa1/AA+       1,163,620
 1,500,000   Henry County School District, GA GOs, 6.45% due 8/1/2011 .................................... A1/A+         1,741,545
   500,000   Metropolitan Atlanta Rapid Transit Authority, GA Sales Tax Rev., 6 1/4% due 7/1/2018 ........ A1/AA-          574,795
 2,000,000   Monroe County, GA Development Authority Pollution Control Rev. (Georgia Power
                Company Plant-- Scherer Project), 6% due 7/1/2025 ........................................ Aaa/AAA       2,109,260
 2,500,000   Peachtree City, GA Water &Sewerage Authority Sewer System Rev., 5.60% due 3/1/2027 .......... Aa3/AA        2,618,475
 2,000,000   Private Colleges & Universities Authority, GA (Spelman College Project),
                6.20% due 6/1/2014 ....................................................................... Aaa/AAA       2,203,600
 1,500,000   Private Colleges & Universities Authority, GA (Mercer University Project),
                6 1/2% due 11/1/2015 ..................................................................... Aaa/AAA       1,776,690
 3,000,000   Private Colleges & Universities Authority, GA (Agnes Scott College Project),
                5 5/8% due 6/1/2023 ...................................................................... Aa3/AA-       3,118,860
 1,500,000   Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2026 .................... Baa1/A        1,534,080
 2,000,000   Savannah, GA Airport Rev., 6 1/4% due 1/1/2015* ............................................. Aaa/AAA       2,146,760
                                                                                                                       -----------
TOTAL MUNICIPAL BONDS (Cost $45,609,684)--97.6% ...................................................................     49,164,987
VARIABLE RATE DEMAND NOTES (Cost $300,000)--0.6% ..................................................................        300,000
OTHER ASSETS LESS LIABILITIES--1.8% ...............................................................................        890,453
                                                                                                                       -----------
NET ASSETS--100.0% ................................................................................................    $50,355,440
                                                                                                                       ===========

---------------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
March 31, 1998

LOUISIANA SERIES


   FACE                                                                                                   RATINGS+         MARKET
  AMOUNT                        MUNICIPAL BONDS                                                          MOODY'S/S&P        VALUE
  ------                        ---------------                                                          -----------      ---------
$3,000,000   Bastrop, LA Industrial Development Board Pollution Control Rev. (International Paper
                Company Project), 6.90% due 3/1/2007 ..................................................... A3/A-       $ 3,303,330
 2,500,000   Calcasieu Parish, LA Industrial Development Board (Conoco Inc. Project),
                5 3/4% due 12/1/2026* .................................................................... Aa3/AA-       2,582,325
 2,385,000   East Baton Rouge Parish, LA Mortgage Finance Authority (Single Family Mortgage Rev.),
                5.40% due 10/1/2025 ...................................................................... Aaa/NR        2,390,819
 1,000,000   East Baton Rouge Parish, LA Public Improvement Sales & Use Tax Rev.,
                7 1/4% due 2/1/2009 ...................................................................... Aaa/AAA       1,044,010
 3,000,000   East Baton Rouge Parish, LA Public Improvement Sales & Use Tax Rev.,
                5.90% due 2/1/2018 ....................................................................... Aaa/AAA       3,192,990
 2,000,000   Houma, LA Utilities Rev., 6 1/4% due 1/1/2012 ............................................... Aaa/AAA       2,160,440
 2,000,000   Jefferson Parish, LA Home Mortgage Authority (Single Family Mortgage Rev.),
                6% due 12/1/2024* ........................................................................ Aa/NR         2,052,880
 2,495,000   Louisiana Housing Finance Agency Mortgage Rev. (Single Family), 6.45% due 6/1/2027* ......... Aaa/AAA       2,633,647
 2,500,000   Louisiana Public Facilities Authority Hospital Rev. (Our Lady of Lourdes Regional
                Medical Center Project), 6.45% due 2/1/2022 .............................................. Aaa/AAA       2,738,325
 2,500,000   Louisiana Public Facilities Authority Rev. (Loyola University Project),
                5 5/8% due 10/1/2016 ..................................................................... Aaa/AAA       2,639,900
 2,500,000   Louisiana Public Facilities Authority Rev. (Sisters of Mercy Health System, St. Louis, Inc.),
                7 3/8% due 6/1/2019 ...................................................................... Aaa/AA+       2,651,575
 3,000,000   Louisiana Public Facilities Authority Rev. (Tulane University), 5 3/4% due 2/15/2021 ........ Aaa/AAA       3,127,530
 3,000,000   Louisiana State GOs, 6 1/2% due 5/1/2011 .................................................... Aaa/AAA       3,283,200
 2,000,000   Louisiana State University & Agricultural & Mechanical College Auxiliary Rev.,
                5 3/4% due 7/1/2014 ...................................................................... Aaa/AAA       2,096,080
 2,500,000   Ouachita Parish, LA Hospital Service District Rev. (Glenwood Regional Medical Center),
                5 3/4% due 5/15/2021 ..................................................................... Aaa/AAA       2,654,725
   190,000   Ouachita Parish, LA Industrial Development Rev. (International Paper Company),
                6 1/2% due 4/1/2006 ...................................................................... NR/NR           190,181
 2,500,000   Saint Bernard Parish, LA Exempt Facility Rev. (Mobil Oil Corporation Project),
                5.90% due 11/1/2026* ..................................................................... Aa2/AA        2,643,025
 1,250,000   Saint Charles Parish, LA Environmental Improvement Rev. (Louisiana Power and Light
                Company Project), 6.20% due 5/1/2023* .................................................... Baa2/BBB      1,309,788
 2,960,000   Saint Charles Parish, LA Waterworks & Wastewater District Utility Rev.,
                7.15% due 7/1/2016 ....................................................................... Aaa/AAA       3,255,112
 2,500,000   Shreveport, LA Airport System Rev., 5 3/8% due 1/1/2024* .................................... Aaa/AAA       2,473,975
 1,555,000   Shreveport, LA GOs, 7 1/2% due 4/1/2006 ..................................................... Aaa/AAA       1,695,416

---------------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
MARCH 31, 1998

LOUISIANA SERIES (CONTINUED)


   FACE                                                                                                   RATINGS+         MARKET
  AMOUNT                        MUNICIPAL BONDS                                                          MOODY'S/S&P        VALUE
  ------                        ---------------                                                          -----------      ---------
$2,050,000   Sulphur, LA Housing & Mortgage Finance Trust (Residential Mortgage Rev.),
                7 1/4% due 12/1/2010 ..................................................................... Aaa/AAA      $ 2,414,695
 2,500,000   Tangipahoa Parish, LA Hospital Service District No. 1 Rev. (Northoaks Medical Center),
                6 1/4% due 2/1/2024 ...................................................................... Aaa/AAA        2,737,675
                                                                                                                        -----------
TOTAL MUNICIPAL BONDS (Cost $51,347,318)--97.7% ......................................................................   55,271,643
VARIABLE RATE DEMAND NOTES (Cost $400,000)--0.7% .....................................................................      400,000
OTHER ASSETS LESS LIABILITIES--1.6% ..................................................................................      893,619
                                                                                                                        -----------
NET ASSETS--100.0% ...................................................................................................  $56,565,262
                                                                                                                        -----------

MARYLAND SERIES


   FACE                                                                                                   RATINGS+         MARKET
  AMOUNT                        MUNICIPAL BONDS                                                          MOODY'S/S&P        VALUE
  ------                        ---------------                                                          -----------      ---------
$3,000,000   Anne Arundel County, MD Pollution Control Rev. (Baltimore Gas and Electric
                Company Project), 6% due 4/1/2024 ........................................................ A2/A        $ 3,171,510
 2,000,000   Baltimore, MD Consolidated Public Improvement GOs, 6 3/8% due 10/15/2006 .................... Aaa/AAA       2,275,540
 2,500,000   Baltimore, MD Port Facilities Rev. (Consolidated Coal Sales Co. Project),
                6 1/2% due 10/1/2011 ..................................................................... Aa3/AA-       2,739,100
 2,000,000   Baltimore, MD Project and Refunding Rev. (Water Projects), 5 1/2% due 7/1/2026 .............. Aaa/AAA       2,063,080
 2,000,000   Howard County, MD Metropolitan District Project GOs, 5 1/2% due 8/15/2022 ................... Aaa/AAA       2,043,580
 2,000,000   Maryland Community Development Administration Dept. of Housing & Community
                Development (Multi-Family Housing), 7.70% due 5/15/2020* ................................. Aa/NR         2,133,860
 2,465,000   Maryland Community Development Administration Dept. of Housing & Community
                Development (Single Family Program), 6.80% due 4/1/2024* ................................. Aa/NR         2,635,430
 2,500,000   Maryland Community Development Administration Dept. of Housing & Community
                Development (Residential Rev.), 5 7/8% due 9/1/2025* ..................................... Aa2/NR        2,598,950
 2,500,000   Maryland Community Development Administration Dept. of Housing & Community
                Development (Multi-Family Housing), 6.70% due 5/15/2027 .................................. Aa/NR         2,676,850
 2,710,000   Maryland Health & Higher Educational Facilities Authority Rev. (Good Samaritan
                Hospital), 5 3/4% due 7/1/2019 ........................................................... A1/A          2,838,806
 3,000,000   Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins
                University), 7 1/2% due 7/1/2020 ......................................................... Aa2/AA-       3,084,450
 2,000,000   Maryland Health & Higher Educational Facilities Authority Rev. (Suburban Hospital),
                5 1/8% due 7/1/2021 ...................................................................... A1/A+         1,953,360
 2,750,000   Maryland Health & Higher Educational Facilities Authority Rev. (Ann Arundel Medical
                Center), 5% due 7/1/2023 ................................................................. Aaa/AAA       2,676,713
 2,500,000   Maryland Health & Higher Educational Facilities Authority Rev. (Francis Scott Key
                Medical Center), 5% due 7/1/2023 ......................................................... Aaa/AAA       2,433,375
 2,000,000   Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center),
                5 3/4% due 7/1/2026 ...................................................................... Aaa/AAA       2,107,500

---------------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
MARCH 31, 1998

MARYLAND SERIES (CONTINUED)


   FACE                                                                                                   RATINGS+         MARKET
  AMOUNT                        MUNICIPAL BONDS                                                          MOODY'S/S&P        VALUE
  ------                        ---------------                                                          -----------      ---------
$1,000,000   Maryland National Capital Park & Planning Commission GOs (Prince George's County),
                6.90% due 7/1/2010 ....................................................................... Aa2/AA      $ 1,080,880
 2,000,000   Maryland Transportation Authority Rev. (Baltimore/Washington International
                Airport Project), 6 1/4% due 7/1/2014* ................................................... Aaa/AAA       2,167,580
 2,000,000   Maryland Transportation Authority Rev. Transportation Facilities Projects,
                5 3/4% due 7/1/2015 ...................................................................... A1/A+         2,073,660
 1,000,000   Maryland Water Quality Financing Administration Revolving Loan Fund Rev.,
                6.70% due 9/1/2013 ....................................................................... Aaa/AAA       1,100,150
 1,000,000   Maryland Water Quality Financing Administration Revolving Loan Fund Rev.,
                7.10% due 9/1/2013 ....................................................................... Aaa/AAA       1,112,100
   450,000   Montgomery County, MD Housing Opportunities Commission (Single Family
                Mortgage Rev.), 7 3/8% due 7/1/2017 ...................................................... Aa2/NR          468,324
 1,500,000   Montgomery County, MD Housing Opportunities Commission Rev., 6.20% due 7/1/2026* ............ Aa2/NR        1,580,085
 2,000,000   Northeast Maryland Waste Disposal Authority Solid Waste Rev. (Montgomery County
                Resource Recovery Project), 6.30% due 7/1/2016* .......................................... A/NR          2,137,920
 1,000,000   Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036 .................... Baa1/A        1,044,630
    35,000   Puerto Rico Housing Finance Corporation (Single Family Mortgage Rev. Portfolio 1),
                7.80% due 10/15/2021 ..................................................................... Aaa/AAA          35,827
   630,000   Puerto Rico Housing Finance Corporation (Single Family Mortgage Rev. Portfolio 1-C),
                6.85% due 10/15/2023 ..................................................................... Aaa/AAA         668,562
 2,000,000   Washington Suburban Sanitary District, MD, 6 1/2% due 1/1/2016 .............................. Aa1/AA        2,177,540
                                                                                                                       -----------
TOTAL MUNICIPAL BONDS (Cost $49,488,881)--97.2% ....................................................................    53,079,362
VARIABLE RATE DEMAND NOTES (Cost $700,000)--1.3% ...................................................................       700,000
OTHER ASSETS LESS LIABILITIES--1.5% ................................................................................       833,250
                                                                                                                       -----------
NET ASSETS--100.0% .................................................................................................   $54,612,612
                                                                                                                       ===========


MASSACHUSETTS SERIES


   FACE                                                                                                   RATINGS+         MARKET
  AMOUNT                        MUNICIPAL BONDS                                                          MOODY'S/S&P        VALUE
  ------                        ---------------                                                          -----------      ---------
$5,000,000   Boston, MA Water & Sewer Commission General Rev., 5 1/4% due 11/1/2019 ...................... A1/A+       $ 5,084,100
 3,000,000   Boston, MA Water & Sewer Commission General Rev., 7.10% due 11/1/2019 ....................... Aaa/AAA       3,211,140
 5,000,000   Massachusetts Bay Transportation Authority General Transportation System,
                5 5/8% due 3/1/2026 ...................................................................... A1/AA-        5,433,950
 1,335,000   Massachusetts Education Loan Authority Education Loan Rev., 8% due 6/1/2002 ................. NR/AAA        1,350,299
 3,000,000   Massachusetts Health & Educational Facilities Authority Rev. (Daughters of Charity
                National Health Systems-- Carney Hospital), 6% due 7/1/2009 .............................. Aa2/AA+       3,224,940
 2,500,000   Massachusetts Health & Educational Facilities Authority Rev. (Daughters of Charity
                National Health Systems-- Carney Hospital), 6.10% due 7/1/2014 ........................... Aa2/AA+       2,692,350
 5,000,000   Massachusetts Health & Educational Facilities Authority Rev. (Newton-Wellesley
                Hospital), 6% due 7/1/2018 ............................................................... Aaa/AAA       5,331,900

----------------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
MARCH 31, 1998

MASSACHUSETTS SERIES (CONTINUED)


   FACE                                                                                                   RATINGS+         MARKET
  AMOUNT                        MUNICIPAL BONDS                                                          MOODY'S/S&P        VALUE
  ------                        ---------------                                                          -----------      ---------
$  705,000   Massachusetts Health & Educational Facilities Authority Rev. (Tufts University),
                7.40% due 8/1/2018 ......................................................................  A1/AA-     $    727,631
 3,500,000   Massachusetts Health & Educational Facilities Authority Rev. (Williams College),
                5 3/4% due 7/1/2019 .....................................................................  Aa1/AA        3,679,270
 2,500,000   Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University),
                8 1/8% due 7/1/2020 .....................................................................  NR/NR         2,752,725
 5,100,000   Massachusetts Health & Educational Facilities Authority Rev. (Smith College),
                5 3/4% due 7/1/2024 .....................................................................  Aa2/AA-       5,285,793
 5,000,000   Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare
                System), 5 3/8% due 7/1/2024 ............................................................  Aaa/AAA       5,043,700
 7,500,000   Massachusetts Health & Educational Facilities Authority Rev. (Harvard University),
                5 5/8% due 11/1/2028 ....................................................................  Aaa/AAA       7,905,675
 5,000,000   Massachusetts Health & Educational Facilities Authority Rev. (Catholic Health East Health
                System), 5% due 11/15/2028 ..............................................................  Aaa/AAA       4,766,450
 4,500,000   Massachusetts Housing Finance Agency Rev. (Single Family Housing), 5 1/2% due 12/1/2030* ...  Aaa/AAA       4,499,640
 3,500,000   Massachusetts Industrial Finance Agency Rev. (Phillips Academy), 5 3/8% due 9/1/2023 .......  Aa1/AA+       3,536,190
 3,000,000   Massachusetts Industrial Finance Agency Rev. (College of the Holy Cross),
                5 5/8% due 3/1/2026 .....................................................................  Aaa/AAA       3,118,890
 3,000,000   Massachusetts Industrial Finance Agency Rev. (Suffolk University), 5 1/4% due 7/1/2027 .....  Aaa/AAA       2,999,730
 2,000,000   Massachusetts Industrial Finance Agency Electric Utility Rev. (Nantucket Electric
                Company Project), 5 7/8% due 7/1/2017* ..................................................  Aaa/AAA       2,118,260
 3,000,000   Massachusetts Port Authority Special Facilities Rev. (BOSFUELProject),
                5 3/4% due 7/1/2039* ....................................................................  Aaa/AAA       3,118,170
 1,500,000   Massachusetts Special Obligation Rev. (Highway Improvement Loan),
                5.80% due 6/1/2014 ......................................................................  Aa3/AA        1,632,180
 5,000,000   Massachusetts State Consolidated Loan GOs, 5 1/8% due 11/1/2013 ............................  Aaa/AAA       5,043,500
 2,400,000   Massachusetts State Port Authority Rev., 5% due 7/1/2023 ...................................  Aa3/AA-       2,313,144
 5,000,000   Massachusetts Water Pollution Abatement Trust Pool Loan Program,
                5 5/8% due 2/1/2016 .....................................................................  Aaa/AAA       5,263,900
 5,500,000   Massachusetts Water Resources Authority General Rev., 5.60% due 11/1/2026 ..................  Aaa/AAA       5,717,965
   730,000   Puerto Rico Electric Power Authority Power Rev., 7 1/8% due 7/1/2014 .......................  Baa1/BBB+       771,041
 4,000,000   Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036 ...................  Baa1/A        4,178,520
 2,750,000   Puerto Rico Port Authority Rev., 6% due 7/1/2021* ..........................................  Aaa/AAA       2,832,967
                                                                                                                      ------------
TOTAL MUNICIPAL BONDS (Cost $97,478,308)--98.6% ....................................................................   103,634,020
VARIABLE RATE DEMAND NOTES (Cost $4,800,000)--4.5% .................................................................     4,800,000
OTHER ASSETS LESS LIABILITIES--(3.1)% ..............................................................................    (3,280,427)
                                                                                                                      ------------
NET ASSETS--100.0% .................................................................................................  $105,153,593
                                                                                                                      ============

----------------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
MARCH 31, 1998

MICHIGAN SERIES


   FACE                                                                                                   RATINGS+         MARKET
  AMOUNT                        MUNICIPAL BONDS                                                          MOODY'S/S&P        VALUE
  ------                        ---------------                                                          -----------      ---------
$5,000,000   Capital Region Airport Authority, MI Airport Rev., 6.70% due 7/1/2021* .....................  Aaa/AAA     $ 5,483,100
 5,000,000   Detroit, MI GOs, 5 1/2% due 4/1/2016 .......................................................  Aaa/AAA       5,127,600
 6,000,000   Detroit, MI Water Supply System Rev., 6 1/4% due 7/1/2012 ..................................  Aaa/AAA       6,623,520
 3,000,000   Grand Haven, MI Electric System Rev., 5 1/4% due 7/1/2013 ..................................  Aaa/AAA       3,035,790
 5,000,000   Grand Rapids, MI Water Supply System Rev., 5 3/4% due 1/1/2018 .............................  Aaa/AAA       5,092,250
 1,000,000   Grand Traverse County, MI Hospital Finance Authority (Munson Healthcare
                Obligated Group), 6 1/4% due 7/1/2012 ...................................................  Aaa/AAA       1,081,460
 1,500,000   Grand Traverse County, MI Hospital Finance Authority (Munson Healthcare
                Obligated Group), 6 1/4% due 7/1/2022 ...................................................  Aaa/AAA       1,624,005
 3,000,000   Holland School District, MI GOs (School Building and Site Bonds), 7 3/8% due 5/1/2019 ......  NR/NR         3,039,030
 5,000,000   Kent County, MI Airport Rev., 6.10% due 1/1/2025* ..........................................  Aa/AAA        5,389,000
 1,850,000   Kent County, MI Airport Rev., 5% due 1/1/2028* .............................................  Aaa/AAA       1,759,258
 2,775,000   Kentwood, MI Public Schools Building & Site GOs, 6.40% due 5/1/2015 ........................  Aa2/A+        3,050,807
 3,000,000   Lansing, MI Building Authority Rev., 5.60% due 6/1/2019 ....................................  A1/AA+        3,117,120
 3,250,000   Marquette, MI Hospital Finance Authority Rev. (Marquette General Hospital),
                6.10% due 4/1/2019 ......................................................................  Aaa/AAA       3,554,232
 3,000,000   Michigan Public Power Agency Rev. (Belle River Project), 5 1/4% due 1/1/2018 ...............  A1/AA-        2,974,260
 3,000,000   Michigan State Building Authority Rev., 6 1/4% due 10/1/2020 ...............................  Aa3/AA        3,209,520
 6,000,000   Michigan State GOs (Environmental Protection Program), 5.40% due 11/1/2019 .................  Aa1/AA+       6,115,200
 5,000,000   Michigan State Hospital Finance Authority Rev. (Henry Ford Health System),
                5 1/4% due 11/15/2020 ...................................................................  Aa2/AAA       4,941,000
 5,000,000   Michigan State Hospital Finance Authority Rev. (Oakwood Obligated Group),
                5 1/8% due 8/15/2025 ....................................................................  Aaa/AAA       4,852,950
 2,000,000   Michigan State Hospital Finance Authority Rev. (St. John Hospital),
                5 1/4% due 5/15/2026 ....................................................................  Aaa/AAA       1,985,340
 5,000,000   Michigan State Hospital Finance Authority Rev. (Mercy Health Services
                Obligated Group), 5 3/4% due 8/15/2026 ..................................................  Aa3/AA-       5,240,100
 5,000,000   Michigan State Hospital Finance Authority Rev. (Sparrow Obligated Group),
                6% due 11/15/2036 .......................................................................  Aaa/AAA       5,373,700
 2,500,000   Michigan State Housing Development Authority Rev. (Single Family Mortgage),
                6.80% due 12/1/2016 .....................................................................  NR/AA+        2,677,400
 4,585,000   Michigan State Housing Development Authority Rev. (Rental Housing),
                6.65% due 4/1/2023 ......................................................................  NR/AA-        4,923,419
 4,000,000   Michigan State Housing Development Authority Rev. (Single Family Mortgage),
                6.05% due 12/1/2027 .....................................................................  NR/AA+        4,178,720
 3,000,000   Michigan State Strategic Fund Pollution Control Rev. (Detroit Edison Company),
                6 1/2% due 2/15/2016 ....................................................................  Aaa/AAA       3,250,170

---------------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
MARCH 31, 1998

MICHIGAN SERIES (CONTINUED)


   FACE                                                                                                   RATINGS+         MARKET
  AMOUNT                        MUNICIPAL BONDS                                                          MOODY'S/S&P        VALUE
  ------                        ---------------                                                          -----------      ---------
$6,000,000   Michigan State Strategic Fund Pollution Control Rev. (General Motors Corp.),
                6.20% due 9/1/2020 ......................................................................  A3/A        $ 6,489,480
 7,500,000   Michigan State Trunk Line Rev., 5.80% due 11/15/2024 .......................................  Aaa/AAA       7,920,975
 2,000,000   Midland, MI Water Supply System Rev., 7.20% due 4/1/2010 ...................................  A/A           2,149,160
 6,300,000   Oxford, MI Area Community Schools GOs, 5 1/2% due 5/1/2021 .................................  Aaa/AAA       6,486,417
 5,000,000   Royal Oak, MI Hospital Finance Authority Rev. (William Beaumont Hospital),
                5 1/4% due 1/1/2020 .....................................................................  Aa3/AA        4,942,100
 5,000,000   University of Michigan Hospital Rev., 6 3/8% due 12/1/2024 .................................  Aa2/AA        5,225,050
 5,000,000   Wayne, MI State University Rev., 5.65% due 11/15/2015 ......................................  Aaa/AAA       5,183,850
 3,000,000   Wyandotte, MI Electric Rev., 6 1/4% due 10/1/2017 ..........................................  Aaa/AAA       3,264,690
                                                                                                                      ------------
TOTAL MUNICIPAL BONDS (Cost $130,609,356)--95.6% ..................................................................    139,360,673
                                                                                                                      ------------
                           VARIABLE RATE DEMAND NOTES
                           --------------------------
 2,200,000   Brazos River, TX Pollution Control Authority Rev. due 6/1/2030* ............................  VMIG-1/A-1+   2,200,000
 5,200,000   New York City, NY Municipal Water Finance Authority
                Water & Sewer System Rev. due 6/15/2023 .................................................  VMIG-1/A-1+   5,200,000
   400,000   New York State Energy Research & Development Authority
                Pollution Control Rev. due 7/1/2027* ....................................................  NR/A-1+         400,000
 1,200,000   Sweetwater County, WY Pollution Control Rev. due 12/1/2014 .................................  P-1/A-1+      1,200,000
                                                                                                                       -----------
TOTAL VARIABLE RATE DEMAND NOTES (Cost $9,000,000)--6.2% ..........................................................      9,000,000
                                                                                                                       -----------
OTHER ASSETS LESS LIABILITIES--(1.8)% .............................................................................     (2,601,664)
                                                                                                                       -----------
NET ASSETS--100.0% ................................................................................................   $145,759,009
                                                                                                                      ============

MINNESOTA SERIES

   FACE                                                                                                   RATINGS+         MARKET
  AMOUNT                        MUNICIPAL BONDS                                                          MOODY'S/S&P        VALUE
  ------                        ---------------                                                          -----------      ---------
$6,250,000   Becker, MN Pollution Control Rev. (Northern States Power Company), 6.80% due 4/1/2007 ......  A1/A+        $6,534,563
 1,500,000   Buffalo, MN Independent School District GOs, 6.15% due 2/1/2022 ............................  Aaa/AAA       1,596,480
 1,500,000   Cloquet, MN Pollution Control Rev. (Potlatch Corporation Projects), 5.90% due 10/1/2026 ....  NR/A-         1,590,240
 5,000,000   Edina, MN Housing Development Rev. (Edina Park Plaza Project), 7.70% due 12/1/2028 .........  Aa/NR         5,211,650
 3,545,000   Fridley, MN Independent School District GOs, 5.35% due 2/1/2021 ............................  Aaa/AAA       3,577,011
 1,200,000   Lakeville, MN Independent School District GOs, 6.70% due 2/1/2015 ..........................  Aaa/AAA       1,229,748
 1,400,000   Minneapolis-St. Paul Metropolitan Area (Metropolitan Council of the Twin Cities), MN,
                5 1/2% due 12/1/2012 ....................................................................  Aaa/AAA       1,461,320
 5,000,000   Minneapolis-St. Paul, MN Housing & Redevelopment Authority Health Care Rev.
                (Children's Health Care), 5 1/2% due 8/15/2025 ..........................................  Aaa/AAA       5,121,000
 1,500,000   Minneapolis, MN GOs, 6% due 3/1/2016 .......................................................  Aaa/AAA       1,588,530

---------------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
MARCH 31, 1998

MINNESOTA SERIES (CONTINUED)


   FACE                                                                                                   RATINGS+         MARKET
  AMOUNT                        MUNICIPAL BONDS                                                          MOODY'S/S&P        VALUE
  ------                        ---------------                                                          -----------      ---------
 $4,725,000   Minneapolis, MN Rev. (University Gateway Project), 5 1/4% due 12/1/2024 ...................   Aa2/AA      $ 4,717,913
  4,300,000   Minneapolis, MN Special School District GOs, 5% due 2/1/2014 ..............................   Aa1/AA+       4,285,724
  2,250,000   Minnesota Agricultural & Economic Development Board Rev.
                 (Evangelical Lutheran Good Samaritan Society Project), 5.15% due 12/1/2022 .............   Aaa/AAA       2,203,672
  2,775,000   Minnesota Higher Education Facilities Authority Rev. (University of St. Thomas),
                 5.40% due 4/1/2022 .....................................................................   A2/NR         2,810,520
  1,000,000   Minnesota Higher Education Facilities Authority Rev. (St. John's University),
                 5.40% due 10/1/2022 ....................................................................   A3/NR         1,013,350
  1,160,000   Minnesota Higher Education Facilities Authority Rev. (University of St. Thomas),
                 5.40% due 4/1/2023 .....................................................................   A2/NR         1,175,208
    810,000   Minnesota Housing Finance Agency (Housing Development), 6 1/4% due 2/1/2020 ...............   Aa2/AA          821,486
    800,000   Minnesota Housing Finance Agency (Single Family Mortgage), 5.65% due 7/1/2022* ............   Aa2/AA          808,920
  5,000,000   Minnesota Housing Finance Agency (Single Family Mortgage), 6.85% due 1/1/2024* ............   Aa2/AA        5,292,500
  5,500,000   Minnesota Public Facilities Authority Water Pollution Control Rev., 7.10% due 3/1/2012 ....   Aaa/AAA       5,926,470
  5,000,000   Minnesota State GOs, 5.70% due 5/1/2016 ...................................................   Aaa/AAA       5,291,450
  5,000,000   North Saint Paul/Maplewood, MN Independent School District GOs, 5 1/8% due 2/1/2025 .......   Aa1/AA+       4,960,000
  5,000,000   Northern Municipal Power Agency, MN Electric System Rev., 7 1/4% due 1/1/2016 .............   A2/A          5,212,100
  2,500,000   Northern Municipal Power Agency, MN Electric System Rev., 7.40% due 1/1/2018 ..............   Aaa/AAA       2,618,125
  2,500,000   Northfield, MN Independent School District GOs, 5 1/4% due 2/1/2017 .......................   Aa1/NR        2,532,725
  2,000,000   Ramsey & Washington Counties, MN Resource Recovery Rev. (Northern States Power
                 Company Project), 6 3/4% due 12/1/2006 .................................................   A1/AA         2,067,260
  4,000,000   Rochester, MN Health Care Facilities Rev. (Mayo Foundation/Mayo Medical Center),
                 7.45% due 11/15/2006 ...................................................................   NR/AA+        4,337,240
  4,500,000   Rochester, MN Health Care Facilities Rev. (Mayo Foundation/Mayo Medical Center),
                 6 1/4% due 11/15/2014 ..................................................................   NR/AA+        4,916,115
  1,000,000   Rochester, MN Health Care Facilities Rev. (Mayo Foundation/Mayo Medical Center),
                 6 1/4% due 11/15/2021 ..................................................................   NR/AA+        1,083,710
  2,575,000   Rochester, MN Independent School District GOs, 5 5/8% due 2/1/2016 ........................   Aaa/AA+       2,705,295
  2,715,000   Rochester, MN Independent School District GOs, 5 5/8% due 2/1/2017 ........................   Aaa/AA+       2,850,587
  1,000,000   Saint Cloud, MN Hospital Facilities Rev. (Saint Cloud Hospital), 5% due 7/1/2020 ..........   Aaa/AAA         971,160
     45,000   Saint Paul Port Authority, MN Industrial Development Rev. Series E, 9 1/8% due 10/1/2000 ..   NR/CCC           45,773
      5,000   Saint Paul Port Authority, MN Industrial Development Rev. Series H, 9 1/8% due 12/1/2000 ..   NR/CCC            5,090
     55,000   Saint Paul Port Authority, MN Industrial Development Rev. Series I, 9 1/8% due 12/1/2000 ..   NR/CCC           55,989
     50,000   Saint Paul Port Authority, MN Industrial Development Rev. Series E, 9 1/8% due 10/1/2001 ..   NR/CCC           51,080
     10,000   Saint Paul Port Authority, MN Industrial Development Rev. Series H, 9 1/8% due 12/1/2001 ..   NR/CCC           10,205
     55,000   Saint Paul Port Authority, MN Industrial Development Rev. Series I, 9 1/8% due 12/1/2001 ..   NR/CCC           56,127
      5,000   Saint Paul Port Authority, MN Industrial Development Rev. Series L, 9 3/4% due 12/1/2001 ..   NR/CCC            5,107

---------------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
MARCH 31, 1998

MINNESOTA SERIES (CONTINUED)


   FACE                                                                                                   RATINGS+         MARKET
  AMOUNT                        MUNICIPAL BONDS                                                          MOODY'S/S&P        VALUE
  ------                        ---------------                                                          -----------      ---------
$    50,000   Saint Paul Port Authority, MN Industrial Development Rev. Series E, 9 1/8% due 10/1/2002 ..   NR/CCC       $   51,122
     10,000   Saint Paul Port Authority, MN Industrial Development Rev. Series H, 9 1/8% due 12/1/2002 ..   NR/CCC           10,204
     60,000   Saint Paul Port Authority, MN Industrial Development Rev. Series I, 9 1/8% due 12/1/2002 ..   NR/CCC           61,225
     10,000   Saint Paul Port Authority, MN Industrial Development Rev. Series L, 9 3/4% due 12/1/2002 ..   NR/CCC           10,214
  1,500,000   Southern Minnesota Municipal Power Agency -- Power Supply System Rev.,
                 5 3/4% due 1/1/2018 ....................................................................   A2/A+         1,545,465
    750,000   Southern Minnesota Municipal Power Agency-- Power Supply System Rev.,
                 5 3/4% due 1/1/2018 ....................................................................   Aaa/AAA         779,617
  1,500,000   Southern Minnesota Municipal Power Agency-- Power Supply System Rev.,
                 4 3/4% due 1/1/2016 ....................................................................   A2/A+         1,423,935
  3,500,000   Washington County, MN GOs, 5.90% due 2/1/2010 .............................................   Aa2/AA-       3,684,730
  3,090,000   Western Minnesota Municipal Power Agency-- Power Supply Rev., 5 1/2% due 1/1/2015 .........   A1/A          3,091,020
  9,305,000   Western Minnesota Municipal Power Agency-- Power Supply Rev., 6 3/8% due 1/1/2016 .........   Aaa/AAA      10,409,317
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS (Cost $111,008,639)--95.6% ....................................................................   117,808,292
VARIABLE RATE DEMAND NOTES (Cost $5,700,000)--4.6% ..................................................................     5,700,000
OTHER ASSETS LESS LIABILITIES--(0.2)% ...............................................................................      (251,819)
                                                                                                                       ------------
NET ASSETS--100.0% ..................................................................................................  $123,256,473
                                                                                                                       ============


MISSOURI SERIES


   FACE                                                                                                   RATINGS+         MARKET
  AMOUNT                        MUNICIPAL BONDS                                                          MOODY'S/S&P        VALUE
  ------                        ---------------                                                          -----------      ---------
 $2,000,000   Columbia, MO Water and Electric System Improvement Rev., 6 1/8% due 10/1/2012 ...........     A1/AA       $ 2,192,140
  2,500,000   Curators of the University of Missouri Health Facilities Rev. (University of Missouri
                 Health System), 5.60% due 11/1/2026 ..................................................     Aaa/AAA       2,588,725
  1,500,000   Hannibal, MO Industrial Development Authority Health Facilities Rev.
                 (Hannibal Regional Hospital), 5 3/4% due 3/1/2022 ....................................     Aaa/AAA       1,578,660
  1,000,000   Joplin, MO Industrial Development Authority Rev. (Catholic Health Initiatives),
                 5 1/8% due 12/1/2015 .................................................................     Aa2/AA          984,520
  1,000,000   Liberty, MO Waterworks Improvement Rev., 6.30% due 10/1/2012 ............................     Aaa/AAA       1,088,290
  2,000,000   Little Blue Valley, MO Sewer District Rev., 7 1/4% due 10/1/2007 ........................     Aaa/AAA       2,034,160
    565,000   Missouri School Boards Pooled Financing Program Certificates of Participation,
                 7 3/8% due 3/1/2006 ..................................................................     Aaa/AAA         578,865
  1,270,000   Missouri School Boards Pooled Financing Program Certificates of Participation,
                 7% due 3/1/2006 ......................................................................     Aaa/AAA       1,299,223
  1,000,000   Missouri State Environmental Improvement & Energy Resources Authority Rev.
                 (State Revolving Fund Program), 6.55% due 7/1/2014 ...................................     Aa1/NR        1,094,560
  2,500,000   Missouri State Environmental Improvement & Energy Resources Authority Rev.
                 (Union Electric Company Project), 5.45% due 10/1/2028* ...............................     A1/AA-        2,555,300

---------------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
MARCH 31, 1998

MISSOURI SERIES (CONTINUED)


   FACE                                                                                                   RATINGS+         MARKET
  AMOUNT                        MUNICIPAL BONDS                                                          MOODY'S/S&P        VALUE
  ------                        ---------------                                                          -----------      ---------
 $2,500,000   Missouri State Environmental Improvement & Energy Resources Authority -- Water
                 Pollution Control Rev. (State Revolving Fund Program), 5.40% due 7/1/2015 ...............  Aa1/NR     $  2,544,475
  2,000,000   Missouri State GOs, 5 5/8% due 4/1/2017 ....................................................  Aaa/AAA       2,086,760
  2,500,000   Missouri State Health & Educational Facilities Authority Rev. (Lester E. Cox Medical
                 Centers Project), 5 1/4% due 6/1/2015 ...................................................  Aaa/AAA       2,594,700
  1,500,000   Missouri State Health & Educational Facilities Authority Rev. (Sisters of Mercy Health
                 System, St. Louis, Inc.), 6 1/4% due 6/1/2015 ...........................................  Aa1/AA+       1,600,470
  3,500,000   Missouri State Health & Educational Facilities Authority Rev. (SSM Health Care),
                 6 1/4% due 6/1/2016 .....................................................................  Aaa/AAA       3,785,460
  1,000,000   Missouri State Health & Educational Facilities Authority Rev. (Sisters of Mercy Health
                 System, St. Louis, Inc.), 7 1/4% due 6/1/2019 ...........................................  Aaa/AA+       1,058,910
  1,000,000   Missouri State Health & Educational Facilities Authority Rev. (Sisters of Mercy Health
                 System, St. Louis, Inc.), 5% due 6/1/2019 ...............................................  Aa1/AA+         969,450
  2,500,000   Missouri State Health & Educational Facilities Authority Rev. (Barnes-Jewish, Inc./Christian
                 Health Services), 5 1/4% due 5/15/2021 ..................................................  Aa2/AA        2,499,850
  2,500,000   Missouri State Health & Educational Facilities Authority Rev. (The Washington University),
                 5% due 11/15/2037 .......................................................................  Aa1/AA+       2,396,075
    860,000   Missouri State Housing Development Commission Housing Development Bonds
                 (Federally Insured Mortgage Loans), 6% due 10/15/2019 ...................................  Aa2/AA+         872,556
  2,470,000   Missouri State Housing Development Commission Single Family Mortgage Rev.
                 (Homeownership Loan Program), 5.90% due 9/1/2028* .......................................  NR/AAA        2,552,251
  1,000,000   Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2026 ...................  Baa1/A        1,022,720
  1,500,000   St. Louis, MO Industrial Development Authority Pollution Control Rev. (Anheuser-Busch
                 Companies, Inc. Project), 6.65% due 5/1/2016 ............................................  A1/A+         1,765,155
  1,500,000   St. Louis, MO Municipal Finance Corporation City Justice Center Leasehold
                 Improvement Rev., 5.95% due 2/15/2016 ...................................................  Aaa/AAA       1,618,110
  2,400,000   Southeast Missouri Correctional Facility Lease Rev. (Missouri State Project),
                 5 3/4% due 10/15/2016 ...................................................................  Aa/AA         2,485,032
  2,500,000   Springfield, MO Waterworks Rev., 5.60% due 5/1/2023 ........................................  Aa/A+         2,559,975
  2,750,000   University of Missouri Systems Facilities Rev., 5 1/2% due 11/1/2023 .......................  Aa2/AA+       2,799,307
                                                                                                                        -----------
TOTAL MUNICIPAL BONDS (Cost $48,479,435)--97.2% ......................................................................   51,205,699
VARIABLE RATE DEMAND NOTES (Cost $500,000)--1.0% .....................................................................      500,000
OTHER ASSETS LESS LIABILITIES--1.8% ..................................................................................      956,089
                                                                                                                        -----------
NET ASSETS--100.0% ...................................................................................................  $52,661,788
                                                                                                                        ===========

----------------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
MARCH 31, 1998

NEW YORK SERIES

   FACE                                                                                                   RATINGS+         MARKET
  AMOUNT                        MUNICIPAL BONDS                                                          MOODY'S/S&P        VALUE
  ------                        ---------------                                                          -----------      ---------
 $2,490,000   Buffalo Municipal Water Finance Authority, NY Water System Rev., 5% due 7/1/2026 ...........  Aaa/AAA     $ 2,402,203
  3,900,000   Metropolitan Transportation Authority, NY (Transit Facilities Rev.), 6.10% due 7/1/2026 ....  Aaa/AAA       4,272,021
  4,000,000   New York City Municipal Water Finance Authority Water & Sewer System Rev.,
                 6 1/4% due 6/15/2020 ....................................................................  A2/A-         4,547,560
  4,250,000   New York City Municipal Water Finance Authority Water & Sewer System Rev.,
                 5 1/8% due 6/15/2021 ....................................................................  A2/A-         4,151,018
  1,775,000   New York City, NY GOs, 7 1/4% due 8/15/2024 ................................................  A3/BBB+       1,920,248
    660,000   New York City, NY GOs, 7 1/4% due 8/15/2024 ................................................  Aaa/BBB+        725,465
  1,500,000   New York City, NY GOs, 6% due 8/1/2026 .....................................................  A3/BBB+       1,595,910
  2,450,000   New York City, NY Industrial Development Agency Civic Facility Rev.
                 (The Nightingale-Bamford School Project), 5.85% due 1/15/2020 ...........................  A3/A          2,544,154
  4,000,000   New York City, NY Trust for Cultural Resources Rev. (American Museum of
                 Natural History), 5.65% due 4/1/2027 ....................................................  Aaa/AAA       4,179,680
  1,500,000   New York State Dormitory Authority Rev. (Rockefeller University), 7 3/8% due 7/1/2014 ......  Aaa/AAA       1,542,540
  4,000,000   New York State Dormitory Authority Rev. (Fordham University), 5 3/4% due 7/1/2015 ..........  Aaa/AAA       4,219,800
  4,000,000   New York State Dormitory Authority Rev. (Rochester Institute of Technology),
                 5 1/2% due 7/1/2018 .....................................................................  Aaa/AAA       4,149,240
  3,500,000   New York State Dormitory Authority Rev. (Mental Health Services Facilities
                 Improvement), 5 3/4% due 8/15/2022 ......................................................  A3/A-         3,664,010
  4,000,000   New York State Dormitory Authority Rev. (Skidmore College), 5 3/8% due 7/1/2023 ............  Aaa/AAA       4,046,320
  1,500,000   New York State Dormitory Authority Rev. (Vassar Brothers Hospital),
                 5 3/8% due 7/1/2025 .....................................................................  Aaa/AAA       1,514,850
  2,000,000   New York State Dormitory Authority Rev. (Rockefeller University), 5% due 7/1/2028 ..........  Aaa/AAA       1,951,100
  4,000,000   New York State Energy Research & Development Authority Gas Facilities Rev.
                 (Brooklyn Union Gas), 5 1/2% due 1/1/2021 ...............................................  Aaa/AAA       4,118,280
  3,000,000   New York State Environmental Facilities Corporation Pollution Control Rev.
                 (State Water-- Revolving Fund), 6.90% due 11/15/2015 ....................................  Aaa/AAA       3,443,550
  3,000,000   New York State Housing Finance Agency Rev. (Phillips Village Project),
                 7 3/4% due 8/15/2017* ...................................................................  A2/NR         3,335,370
  3,000,000   New York State Local Government Assistance Corp., 6% due 4/1/2024 ..........................  A3/A+         3,245,610
  2,000,000   New York State Medical Care Facilities Finance Agency Rev. (The Hospital for Special
                 Surgery), 6 3/8% due 8/15/2024 ..........................................................  Aa2/AA        2,174,120
  2,000,000   New York State Mortgage Agency Rev. (Homeowner Mortgage), 7 1/2% due 4/1/2016 ..............  Aa2/NR        2,093,440

----------------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
MARCH 31, 1998

NEW YORK SERIES (CONTINUED)

   FACE                                                                                                   RATINGS+         MARKET
  AMOUNT                        MUNICIPAL BONDS                                                          MOODY'S/S&P        VALUE
  ------                        ---------------                                                          -----------      ---------
 $1,000,000   New York State Mortgage Agency Rev. (Homeowner Mortgage),
                 5 1/2% due 10/1/2028* ..................................................................   Aa2/NR     $  1,004,290
  1,055,000   New York State Power Authority General Purpose Rev., 6 1/2% due 1/1/2019 ..................   Aaa/AAA       1,144,833
  4,000,000   New York State Thruway Authority General Rev., 6% due 1/1/2025 ............................   Aaa/AAA       4,283,240
  4,000,000   New York State Thruway Authority Service Contract Rev., 6 1/4% due 4/1/2014 ...............   Baa1/BBB+     4,383,760
  4,000,000   Onondaga County, NY Industrial Development Agency Sewer Facilities Rev.
                 (Bristol-Myers Squibb Co. Project), 5 3/4% due 3/1/2024* ...............................   Aaa/AAA       4,359,200
  2,250,000   Port Authority of New York and New Jersey Consolidated Rev., 6 1/8% due 6/1/2094 ..........   A1/AA-        2,591,685
                                                                                                                        -----------
TOTAL MUNICIPAL BONDS (Cost $78,235,332)--98.8% ......................................................................   83,603,497
VARIABLE RATE DEMAND NOTES (Cost $1,900,000)--2.2% ...................................................................    1,900,000
OTHER ASSETS LESS LIABILITIES--(1.0)% ................................................................................     (847,229)
                                                                                                                        -----------
NET ASSETS--100.0% ...................................................................................................  $84,656,268
                                                                                                                        ===========


OHIO SERIES

   FACE                                                                                                   RATINGS+         MARKET
  AMOUNT                        MUNICIPAL BONDS                                                          MOODY'S/S&P        VALUE
  ------                        ---------------                                                          -----------      ---------
 $2,000,000   Barberton, OH Sewer System Mortgage Rev., 6 5/8% due 12/1/2006 ............................   Aaa/AAA    $  2,044,480
  2,250,000   Beavercreek Local School District, OH GOs (School Improvement Bonds),
                 5.70% due 12/1/2020 ....................................................................   Aaa/AAA       2,362,365
  3,450,000   Big Walnut Local School District, OH School Building Construction & Improvement
                 GOs, 7.20% due 6/1/2007 ................................................................   Aaa/AAA       3,825,636
  4,000,000   Butler County, OH Transportation Improvement District Highway Improvement Rev.,
                 5 1/8% due 4/1/2017 ....................................................................   Aaa/AAA       3,983,640
  4,000,000   Cleveland, OH Airport System Rev., 5 1/8% due 1/1/2027* ...................................   Aaa/AAA       3,868,320
  2,395,000   Cleveland, OH Airport System Rev., 5 1/8% due 1/1/2027 ....................................   Aaa/AAA       2,357,614
  5,000,000   Cleveland, OH Public Power System Rev., 5% due 11/15/2024 .................................   Aaa/AAA       4,870,500
  5,000,000   Cleveland, OH Waterworks Improvement Rev., 5 3/4% due 1/1/2021 ............................   Aaa/AAA       5,258,550
  4,500,000   Columbus, OH Municipal Airport Authority Rev. (Port Columbus International
                 Airport Project), 6% due 1/1/2020* .....................................................   Aaa/AAA       4,800,690
  1,000,000   Columbus, OH Municipal Airport Authority Rev. (Port Columbus International
                 Airport Project), 5% due 1/1/2028 ......................................................   Aaa/AAA         966,870
  3,000,000   Dayton, OH Water System Mortgage Rev., 6 3/4% due 12/1/2010 ...............................   Aaa/AAA       3,066,690
  7,000,000   Franklin County, OH GOs, 5 3/8% due 12/1/2020 .............................................   Aaa/AAA       7,118,580
  7,500,000   Franklin County, OH Hospital Rev. (Riverside United Methodist Hospital),
                 5 3/4% due 5/15/2020 ...................................................................   Aa3/NR        7,746,900

----------------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
MARCH 31, 1998

OHIO SERIES (CONTINUED)

   FACE                                                                                                   RATINGS+         MARKET
  AMOUNT                        MUNICIPAL BONDS                                                          MOODY'S/S&P        VALUE
  ------                        ---------------                                                          -----------      ---------
 $2,500,000   Hamilton County, OH Sewer System Rev., 5 1/2% due 12/1/2017 ...............................   Aaa/AAA     $ 2,572,200
  5,000,000   Hamilton, OH Electric System Mortgage Rev., 6% due 10/15/2023 .............................   Aaa/AAA       5,384,250
  4,000,000   Hudson Local School District, OH GOs, 7.10% due 12/15/2013 ................................   A1/NR         4,387,720
  1,095,000   Lake County, OH Hospital Improvement Rev. (Lake Hospital System Inc.),
                 8% due 1/1/2013 ........................................................................   Aaa/AAA       1,114,951
  6,425,000   Mahoning County, OH Hospital Rev. (Forum Health Obligated Group),
                 5% due 11/15/2025 ......................................................................   Aaa/AAA       6,219,079
  2,000,000   Montgomery County, OH Catholic Health Initiatives Rev., 5 1/8% due 12/1/2017 ..............   Aa2/AA        1,979,100
  4,830,000   Mount Vernon, OH Hospital Rev. (Knox Community Hospital), 7 7/8% due 6/1/2012 .............   NR/NR         4,962,294
  2,000,000   Ohio Air Quality Development Authority Rev. (Cincinnati Gas & Electric
                 Company Project), 5.45% due 1/1/2024 ...................................................   Aaa/AAA       2,033,940
  6,500,000   Ohio Air Quality Development Authority Rev. (JMG Project), 6 3/8% due 1/1/2029* ...........   Aaa/AAA       7,100,275
  4,415,000   Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed
                 Securities Program), 6.10% due 9/1/2028* ...............................................   NR/AAA        4,641,136
  3,000,000   Ohio State GOs Infrastructure Improvement, 6 1/2% due 8/1/2011 ............................   Aa1/AA+       3,246,240
  3,000,000   Ohio State Higher Educational Facilities Commission Rev. (Oberlin College Project),
                 5 3/8% due 10/1/2015 ...................................................................   NR/AA         3,050,880
  4,000,000   Ohio State Higher Educational Facilities Commission Rev. (University of Dayton Project),
                 5.40% due 12/1/2022 ....................................................................   Aaa/AAA       4,071,120
  2,000,000   Ohio State Liquor Profits Rev., 6.85% due 3/1/2000 ........................................   Aaa/AAA       2,109,180
  6,000,000   Ohio State Public Facilities Commission Rev. (Higher Education Capital Facilities),
                 6.30% due 5/1/2006 .....................................................................   Aaa/AAA       6,492,300
  2,330,000   Ohio State Water Development Authority Rev. (Safe Water), 9 3/8% due 12/1/2010 ............   Aaa/AAA       2,968,094
  5,000,000   Ohio State Water Development Authority Rev. (Community Assistance),
                 5 3/8% due 12/1/2024 ...................................................................   Aaa/AAA       5,084,200
  5,000,000   Ohio State Water Development Authority Rev. (Dayton Power & Light Co. Project),
                 6.40% due 8/15/2027 ....................................................................   Aa3/AA-       5,384,850
  2,500,000   Ohio State Water Development Authority Solid Waste Disposal Rev. (North Star BHP
                 Steel, L.L.C. Project-- Cargill, Incorporated, Guarantor), 6.30% due 9/1/2020* .........   Aa3/AA-       2,692,925
  3,000,000   Ohio Turnpike Commission, OH Turnpike Rev., 5.70% due 2/15/2017 ...........................   Aaa/AAA       3,169,050
  2,955,000   Pickerington Local School District, OH School Building Construction GOs,
                 8% due 12/1/2005 .......................................................................   Aaa/AAA       3,439,413
  4,000,000   Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036 ..................   Baa1/A        4,178,520
    775,000   Toledo, OH Sewer System Rev., 7 3/4% due 11/15/2017 .......................................   Aaa/AAA         808,495
    560,000   Toledo, OH Waterworks Rev., 7 3/4% due 11/15/2017 .........................................   Aaa/AAA         584,203
  2,500,000   Twinsburg City School District, OH School Improvement GOs, 5.90% due 12/1/2021 ............   Aaa/AAA       2,679,800

---------------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
MARCH 31, 1998


OHIO SERIES (CONTINUED)

   FACE                                                                                                   RATINGS+         MARKET
  AMOUNT                        MUNICIPAL BONDS                                                          MOODY'S/S&P        VALUE
  ------                        ---------------                                                          -----------      ---------
 $3,000,000   University of Toledo, OH General Receipts Bonds, 7.10% due 6/1/2010 .......................   Aaa/AAA    $  3,250,350
  2,000,000   Worthington City School District, OH School Building Construction & Improvement
                 GOs, 8 3/4% due 12/1/2002 ..............................................................   Aaa/AAA       2,195,020
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS (Cost $139,597,238)--96.2% ....................................................................   148,070,420
VARIABLE RATE DEMAND NOTES (Cost $3,600,000)--2.3% ..................................................................     3,600,000
OTHER ASSETS LESS LIABILITIES--1.5% .................................................................................     2,308,808
                                                                                                                       ------------
NET ASSETS--100.0% ..................................................................................................  $153,979,228
                                                                                                                       ============

OREGON SERIES

   FACE                                                                                                   RATINGS+         MARKET
  AMOUNT                        MUNICIPAL BONDS                                                          MOODY'S/S&P        VALUE
  ------                        ---------------                                                          -----------      ---------
 $1,000,000   Albany, OR GOs Water Bonds, 6 5/8% due 11/1/2009 ..........................................   Aaa/AAA    $  1,002,350
  2,000,000   Chemeketa, OR Community College District GOs, 5.95% due 6/1/2016 ..........................   Aaa/AAA       2,157,380
  1,000,000   Clackamas & Washington Counties, OR GOs (West Linn-Wilsonville School District),
                 5% due 6/1/2017 ........................................................................   Aaa/AAA         986,590
  2,000,000   Eugene, OR Electric Utility Rev., 5.80% due 8/1/2022 ......................................   Aaa/AAA       2,183,420
  1,500,000   Eugene, OR Trojan Nuclear Project Rev., 5.90% due 9/1/2009 ................................   Aa1/AA-       1,502,010
  2,500,000   Hillsboro, OR Hospital Facilities Authority Rev. (Tuality Healthcare),
                 5 3/4% due 10/1/2012 ...................................................................   NR/BBB+       2,565,875
  1,250,000   Multnomah County, OR Education Facility Rev. (University of Portland),
                 5% due 4/1/2018 ........................................................................   Aaa/AAA       1,226,763
  1,250,000   Multnomah County School District, OR GOs, 6.80% due 12/15/2004 ............................   Aa/A+         1,257,550
  1,750,000   Multnomah County School District, OR GOs, 5 1/2% due 6/1/2015 .............................   A1/A+         1,811,513
  2,000,000   North Clackamas Parks & Recreation District -- Clackamas County, OR Rev.
                 (Recreational Facilities), 5.70% due 4/1/2013 ..........................................   NR/A-         2,072,280
  2,000,000   North Wasco County People's Utility District-- Wasco County, OR Rev.
                 (Bonneville Power Administration), 5.20% due 12/1/2024 .................................   Aa1/AA-       1,994,120
    750,000   Ontario, OR Hospital Facility Authority Health Facilities Rev. Catholic Health
                 Corporation (Dominican Sisters of Ontario Inc., d.b.a. Holy Rosary Medical
                 Center Project), 6.10% due 11/15/2017 ..................................................   A1/AA-          792,510
  2,500,000   Oregon Department of Administrative Services Certificates of Participation,
                 5.80% due 5/1/2024 .....................................................................   Aaa/AAA       2,642,575
  1,000,000   Oregon Department of Transportation Regional Light Rail Extension Rev.,
                 6.20% due 6/1/2008 .....................................................................   Aaa/AAA       1,108,070
  2,500,000   Oregon Health, Housing, Educational & Cultural Facilities Authority Rev.
                 (Reed College Project), 5 3/8% due 7/1/2025 ............................................   NR/A+         2,540,175
  1,250,000   Oregon Health Sciences University Rev., 5 1/4% due 7/1/2028 ...............................   Aaa/AAA       1,249,888

----------------------
+ Ratings have not been audited by Deloitte & Touche LLP.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
MARCH 31, 1998

OREGON SERIES (CONTINUED)

   FACE                                                                                                   RATINGS+         MARKET
  AMOUNT                        MUNICIPAL BONDS                                                          MOODY'S/S&P        VALUE
  ------                        ---------------                                                          -----------      ---------
 $2,000,000   Oregon Housing & Community Services Department Housing & Finance Rev.
                 (Assisted or Insured Multi-Unit Program), 5 3/4% due 7/1/2012 ..........................   AA2/A+      $ 2,047,360
    925,000   Oregon Housing & Community Services Department Mortgage Rev. (Single Family
                 Mortgage Program), 5.65% due 7/1/2019* .................................................   Aa2/NR          941,585
    840,000   Oregon Housing & Community Services Department Mortgage Rev. (Single Family
                 Mortgage Program), 7% due 7/1/2022* ....................................................   Aa2/NR          883,571
  1,000,000   Oregon Housing & Community Services Department Mortgage Rev. (Single Family
                 Mortgage Program), 6% due 7/1/2027* ....................................................   Aa2/NR        1,041,060
    500,000   Oregon State GOs (Veterans' Welfare), 9% due 10/1/2006 ....................................   Aa2/AA          660,805
  1,460,000   Oregon State GOs (Veterans' Welfare), 5 7/8% due 10/1/2018 ................................   Aa2/AA        1,516,502
    500,000   Oregon State GOs (Alternate Energy Project), 8.40% due 1/1/2008 ...........................   Aa2/AA          528,025
    250,000   Oregon State GOs (Elderly & Disabled Housing), 7.20% due 8/1/2021 .........................   Aa2/AA          270,440
  1,000,000   Oregon State GOs (Elderly & Disabled Housing), 6.60% due 8/1/2022* ........................   Aa2/AA        1,094,110
    950,000   Port of Portland, OR International Airport Rev., 7.10% due 7/1/2021* ......................   Aaa/AAA       1,157,860
     50,000   Port of Portland, OR International Airport Rev., 7.10% due 7/1/2021* ......................   Aaa/AAA          54,081
    500,000   Port of Portland, OR International Airport Rev., 5 3/4% due 7/1/2025* .....................   Aaa/AAA         521,680
  1,500,000   Port of Portland, OR International Airport Rev., 5 5/8% due 7/1/2026* .....................   Aaa/AAA       1,548,825
  2,000,000   Portland, OR GOs, 5.60% due 6/1/2014 ......................................................   Aa/NR         2,103,040
  1,250,000   Portland, OR Hospital Facilities Authority Rev. (Legacy Health System),
                 6 5/8% due 5/1/2011 ....................................................................   Aaa/AAA       1,349,287
  2,500,000   Portland, OR Sewer System Rev., 5% due 6/1/2015 ...........................................   Aaa/AAA       2,482,750
  1,000,000   Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2026 ..................   Baa1/A        1,022,720
    630,000   Puerto Rico Housing Finance Corp. (Single Family Mortgage Rev.),
                 6.85% due 10/15/2023 ...................................................................   Aaa/AAA         668,562
  1,000,000   Puerto Rico Ports Authority Rev., 7% due 7/1/2014* ........................................   Aaa/AAA       1,087,260
  1,000,000   Puerto Rico Telephone Authority Rev., 5 1/2% due 1/1/2013 .................................   A/A+          1,038,120
  2,600,000   Salem, OR Pedestrian Safety Improvements GOs,  5 3/4% due 5/1/2011 ........................   Aaa/AAA       2,781,714
  1,000,000   Tri-County Metropolitan Transportation District of Oregon GOs (Light Rail Extension),
                 6% due 7/1/2012 ........................................................................   Aa/AA+        1,058,870
  1,110,000   Tualatin Development Commission, OR (Urban Renewal & Redevelopment),
                 7 3/8% due 1/1/2007 ....................................................................   Baa1/NR       1,118,369
  1,500,000   Washington County, OR Unified Sewerage Agency Rev., 5 3/4% due 10/1/2011 ..................   Aaa/AAA       1,654,545
                                                                                                                        -----------
TOTAL MUNICIPAL BONDS (Cost $52,462,207)--97.4% .....................................................................    55,724,210
VARIABLE RATE DEMAND NOTES (Cost $400,000)--0.7% ....................................................................       400,000
OTHER ASSETS LESS LIABILITIES--1.9% .................................................................................     1,063,795
                                                                                                                        -----------
NET ASSETS--100.0% ..................................................................................................   $57,188,005
                                                                                                                        ===========

----------------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
MARCH 31, 1998

SOUTH CAROLINA SERIES

   FACE                                                                                                   RATINGS+         MARKET
  AMOUNT                        MUNICIPAL BONDS                                                          MOODY'S/S&P        VALUE
  ------                        ---------------                                                          -----------      ---------
 $2,500,000   Anderson County, SC Hospital Rev. (Anderson Memorial Hospital), 5 1/4% due 2/1/2012 .......   Aaa/AAA     $ 2,529,850
  3,800,000   Berkeley County, SC Water & Sewer Rev., 5.55% due 6/1/2016 ................................   Aaa/AAA       3,918,750
    745,000   Charleston County, SC Public Facilities Corp. Certificates of Participation,
                 7.15% due 2/1/2004 .....................................................................   A1/A            796,122
    770,000   Charleston County, SC Public Facilities Corp. Certificates of Participation,
                 7.15% due 8/1/2004 .....................................................................   A1/A            822,838
    800,000   Charleston County, SC Public Facilities Corp. Certificates of Participation,
                 7.20% due 2/1/2005 .....................................................................   A1/A            852,576
  2,500,000   Charleston, SC Waterworks & Sewer System Rev., 6% due 1/1/2012 ............................   A1/AA-        2,676,475
  1,500,000   Clemson University, SC Student & Faculty Housing Rev., 6.65% due 6/1/2011 .................   Aaa/AAA       1,614,060
  1,000,000   Clinton, SC Utility System Rev., 7.20% due 6/1/2011 .......................................   Baa1/NR       1,086,380
  6,000,000   Darlington County, SC Industrial Development Rev. (Nucor Corporation Project),
                 5 3/4% due 8/1/2023* ...................................................................   A1/AA-        6,187,560
  2,000,000   Darlington County, SC Industrial Development Rev. (Sonoco Products Company Project),
                 6% due 4/1/2026* .......................................................................   A2/A          2,123,540
  2,500,000   Fairfield County, SC Pollution Control Rev. (South Carolina Electric & Gas Company),
                 6 1/2% due 9/1/2014 ....................................................................   A1/A          2,738,575
  1,000,000   Georgetown County, SC Pollution Control Facilities Rev. (International Paper Company),
                 7 3/8% due 6/15/2005 ...................................................................   A3/A-         1,041,430
  3,000,000   Greenville Hospital System, SC Hospital Facilities Rev., 5 1/2% due 5/1/2016 ..............   NR/AA-        3,050,850
  2,000,000   Greenville Hospital System, SC Hospital Facilities Rev., 5 1/4% due 5/1/2023 ..............   Aa3/AA        1,980,640
  3,000,000   Greenwood County, SC Hospital Facilities Rev. (Self Memorial Hospital),
                 5 7/8% due 10/1/2017 ...................................................................   Aaa/AAA       3,140,550
  2,425,000   Lancaster County, SC School District GOs, 6.60% due 7/1/2011 ..............................   Aaa/AAA       2,696,867
  2,600,000   Lancaster County, SC School District GOs, 6.60% due 7/1/2012 ..............................   Aaa/AAA       2,891,486
  2,000,000   Lancaster County, SC Waterworks & Sewer System Rev., 5 1/4% due 5/1/2021 ..................   Aaa/AAA       1,997,240
  2,720,000   Laurens County, SC Combined Utility System Rev., 5% due 1/1/2018 ..........................   Aaa/AAA       2,656,406
  5,000,000   Lexington County,SC Hospital Rev. (Health Services District, Inc.),
                 5 1/8% due 11/1/2026 ...................................................................   Aaa/AAA       4,864,500
  1,000,000   Lexington County School District, SC Certificates of Participation (Red Bank/White
                 Knoll Elementary Project), 7.10% due 9/1/2011 ..........................................   Aaa/AAA       1,096,950
  1,000,000   Medical University South Carolina Hospital Facilities Rev., 5.60% due 7/1/2011 ............   Aaa/AAA       1,084,850
  3,000,000   Mount Pleasant, SC Water & Sewer Rev., 6% due 12/1/2020 ...................................   Aaa/AAA       3,234,720
  2,000,000   Myrtle Beach, SC Waterworks & Sewer System Rev., 5 1/4% due 3/1/2020 ......................   Aaa/AAA       1,997,320
  1,500,000   North Charleston Sewer District, SC Rev., 6 3/8% due 7/1/2012 .............................   Aaa/AAA       1,743,375
  1,500,000   North Charleston Sewer District, SC Rev., 7 3/4% due 8/1/2018 .............................   Aaa/AAA       1,549,920
  5,000,000   Oconee County, SC Pollution Control Rev. (Duke Power Co. Project), 5.80% due 4/1/2014 .....   Aa2/AA-       5,242,850
  1,250,000   Piedmont Municipal Power Agency, SC Electric Rev., 6 1/4% due 1/1/2021 ....................   Aaa/AAA       1,448,975

----------------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
MARCH 31, 1998

SOUTH CAROLINA SERIES (CONTINUED)

   FACE                                                                                                   RATINGS+         MARKET
  AMOUNT                        MUNICIPAL BONDS                                                          MOODY'S/S&P        VALUE
  ------                        ---------------                                                          -----------      ---------
 $4,000,000   Piedmont Municipal Power Agency, SC Electric Rev., 6.30% due 1/1/2022 .....................   Aaa/AAA     $ 4,427,320
  1,000,000   Puerto Rico Highway & Transportation Authority Rev., 5 1/2%, due 7/1/2036 .................   Baa1/A        1,044,630
  2,000,000   Puerto Rico Highway & Transportation Authority Rev., 5% due 7/1/2038 ......................   Baa1/A        1,897,240
  2,500,000   Puerto Rico Industrial, Tourist, Educational,Medical & Environmental Control Facilities
                 Financing Authority Higher Education Rev. (Inter-American University of Puerto Rico
                 Project),  5% due 10/1/2022 ............................................................   Aaa/AAA       2,437,950
  1,000,000   Puerto Rico Telephone Authority Rev., 5 1/2% due 1/1/2022 .................................   A/A+          1,022,520
  2,000,000   Richland County, SC Solid Waste Disposal Facilities Rev. (Union Camp Corp. Project),
                 7.45% due 4/1/2021* ....................................................................   A1/A-         2,187,040
  1,000,000   Richland County, SC Solid Waste Disposal Facilities Rev. (Union Camp Corp. Project),
                 7 1/8% due 9/1/2021* ...................................................................   A1/A-         1,091,070
  5,000,000   Rock Hill, SC Combined Utilities System Rev., 5% due 1/1/2020 .............................   Aaa/AAA       4,832,350
  2,000,000   South Carolina Jobs--Economic Development Authority Hospital Rev.
                 (Georgetown Memorial Hospital), 5% due 11/1/2029 .......................................   Aaa/AAA       1,905,460
  6,000,000   South Carolina Public Service Authority Rev., 5 7/8% due 1/1/2023 .........................   Aaa/AAA       6,391,200
  1,740,000   South Carolina State Housing Authority (Single Family Mortgage Purchase),
                 6.70% due 7/1/2010 .....................................................................   Aaa/AAA       1,762,237
    500,000   South Carolina State Housing Finance & Development Authority (Homeownership
                 Mortgage), 7.55% due 7/1/2011 ..........................................................   Aa2/AA          525,435
  2,180,000   South Carolina State Housing Finance & Development Authority Rental Housing Rev.
                 (North Bluff Project), 5.60% due 7/1/2016 ..............................................   NR/AA         2,199,162
  1,000,000   South Carolina State Housing Finance & Development Authority (Multi-Family
                 Development Rev.), 6 7/8% due 11/15/2023 ...............................................   Aaa/NR        1,056,890
  5,000,000   Spartanburg, SC Water System Rev., 5% due 6/1/2027 ........................................   Aaa/AAA       4,828,550
  3,000,000   University of South Carolina Rev., 5 3/4% due 6/1/2026 ....................................   Aaa/AAA       3,152,340
  2,000,000   Western Carolina Regional Sewer Authority, SC Sewer System Rev., 5 1/2% due 3/1/2010 ......   Aaa/AAA       2,091,060
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS (Cost $103,041,267)--100.3% ..................................................................    109,918,109
VARIABLE RATE DEMAND NOTES (Cost $200,000)--0.2% ...................................................................        200,000
OTHER ASSETS LESS LIABILITIES--(0.5)% ..............................................................................       (477,210)
                                                                                                                       ------------
NET ASSETS--100.0% .................................................................................................   $109,640,899
                                                                                                                       ============

----------------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 1998

                                                NATIONAL        COLORADO        GEORGIA      LOUISIANA      MARYLAND
                                                 SERIES          SERIES         SERIES        SERIES         SERIES
                                             -------------    ------------    -----------   -----------   ------------
ASSETS:
Investments, at value (see Portfolios
of Investments):
  Long-term holdings .....................    $ 99,044,026    $ 44,149,897    $49,164,987   $55,271,643   $ 53,079,362
  Short-term holdings ....................       1,900,000       1,400,000        300,000       400,000        700,000
                                              ------------    ------------    -----------   -----------   ------------
                                               100,944,026      45,549,897     49,464,987    55,671,643     53,779,362
Cash .....................................         104,017         110,241        261,542       100,284        113,815
Interest receivable ......................       1,609,541         855,695        787,698       965,620        923,093
Receivable for Capital Stock sold ........          16,462              --         23,125            --          9,607
Expenses prepaid to shareholder
service agent ............................          12,572           6,477          6,477         6,096          7,238
Receivable for securities sold ...........              --              --             --        35,000             --
Other ....................................           6,077           6,349          5,901         6,436          8,955
                                              ------------    ------------    -----------   -----------   ------------
TOTAL ASSETS .............................     102,692,695      46,528,659     50,549,730    56,785,079     54,842,070
                                              ------------    ------------    -----------   -----------   ------------

LIABILITIES:
Dividends payable ........................         188,620          85,846         88,994       106,231        102,740
Payable for Capital Stock repurchased ....          21,187          34,799         25,597        24,711         40,011
Payable for securities purchased .........              --              --             --            --             --
Accrued expenses, taxes, and other .......         136,050          83,073         79,699        88,875         86,707
                                              ------------    ------------    -----------   -----------   ------------
TOTAL LIABILITIES ........................         345,857         203,718        194,290       219,817        229,458
                                              ------------    ------------    -----------   -----------   ------------
NET ASSETS ...............................    $102,346,838    $ 46,324,941    $50,355,440   $56,565,262   $ 54,612,612
                                              ============    ============    ===========   ===========   ============
COMPOSITION OF NET ASSETS:
Capital Stock, at par:
  Class A ................................   $      11,846    $      6,145    $     5,781   $     6,710   $      6,392
  Class D ................................             700              29            350            60            278
Additional paid-in capital ...............      98,243,893      43,993,683     46,518,062    52,556,264     50,918,513
Undistributed/accumulated net realized
gain (loss) ..............................      (2,198,938)       (712,378)       275,944        77,903         96,948
Net unrealized appreciation of investments       6,289,337       3,037,462      3,555,303     3,924,325      3,590,481
                                             -------------    ------------    -----------   -----------   ------------
NET ASSETS ...............................   $ 102,346,838    $ 46,324,941    $50,355,440   $56,565,262   $ 54,612,612
                                             =============    ============    ===========   ===========   ============
NET ASSETS:
  Class A ................................   $  96,633,486    $ 46,109,770    $47,476,331   $56,068,327   $ 52,330,229
  Class D ................................   $   5,713,352    $    215,171    $ 2,879,109   $   496,935   $  2,282,383

SHARES OF CAPITAL STOCK OUTSTANDING
($.001 par value):
  Class A ................................      11,845,673       6,145,665      5,780,860     6,710,320      6,391,587
  Class D ................................         700,469          28,702        349,832        59,494        278,549

NET ASSET VALUE PER SHARE:
  CLASS A ................................           $8.16           $7.50          $8.21         $8.36          $8.19
  Class D ................................           $8.16           $7.50          $8.23         $8.35          $8.19

-------------
See Notes to Financial Statements.


                                             MASSACHUSETTS     MICHIGAN       MINNESOTA     MISSOURI       NEW YORK
                                                SERIES          SERIES         SERIES        SERIES         SERIES
                                             -------------  ------------   ------------   -----------   ------------
ASSETS:
Investments, at value (see Portfolios
of Investments):
  Long-term holdings .....................   $103,634,020   $139,360,673   $117,808,292   $51,205,699   $ 83,603,497
  Short-term holdings ....................      4,800,000      9,000,000      5,700,000       500,000      1,900,000
                                             ------------   ------------   ------------   -----------   ------------
                                              108,434,020    148,360,673    123,508,292    51,705,699     85,503,497
Cash .....................................        150,049        147,068        121,226       157,075        144,978
Interest receivable ......................      1,474,172      2,581,311      1,894,253       979,762      1,259,621
Receivable for Capital Stock sold ........          8,068         62,424         98,684         7,157         12,337
Expenses prepaid to shareholder
service agent ............................         13,715         17,906         17,144         6,476          9,905
Receivable for securities sold ...........             --             --             --        30,148             --
Other ....................................          5,250          7,832          7,916         6,253          8,873
                                             ------------   ------------   ------------   -----------   ------------
TOTAL ASSETS .............................    110,085,274    151,177,214    125,647,515    52,892,570     86,939,211
                                             ------------   ------------   ------------   -----------   ------------
LIABILITIES:
Dividends payable ........................        187,252        267,594        233,157        93,432        153,783
Payable for Capital Stock repurchased ....         95,036        105,579        319,649        50,500         53,513
Payable for securities purchased .........      4,515,813      4,885,575      1,682,456            --      1,964,378
Accrued expenses, taxes, and other .......        133,580        159,457        155,780        86,850        111,269
                                              -----------   ------------   ------------   -----------   ------------
TOTAL LIABILITIES ........................      4,931,681      5,418,205      2,391,042       230,782      2,282,943
                                             ------------   ------------   ------------   -----------   ------------
NET ASSETS ...............................   $105,153,593   $145,759,009   $123,256,473   $52,661,788   $ 84,656,268
                                             ============   ============   ============   ===========   ============
COMPOSITION OF NET ASSETS:
Capital Stock, at par:
  Class A ................................   $     12,906   $     16,685   $     15,529   $     6,680   $      9,953
  Class D ................................            181            190            231            43            203
Additional paid-in capital ...............     98,654,757    135,536,259    116,364,156    49,643,734     78,209,080
Undistributed/accumulated net realized
gain (loss) ..............................        330,037      1,454,558         76,904       285,067      1,068,867
Net unrealized appreciation of investments      6,155,712      8,751,317      6,799,653     2,726,264      5,368,165
                                             ------------   ------------   ------------   -----------   ------------
Net Assets ...............................   $105,153,593   $145,759,009   $123,256,473   $52,661,788   $ 84,656,268
                                             ============   ============   ============   ===========   ============

NET ASSETS:
  Class A ................................   $103,703,612   $144,117,113   $121,449,363   $52,322,865   $ 82,964,697
  Class D ................................   $  1,449,981   $  1,641,896   $  1,807,110   $   338,923   $  1,691,571

SHARES OF CAPITAL STOCK OUTSTANDING
($.001 par value):
  Class A ................................     12,906,051     16,685,157     15,528,628     6,679,289      9,953,488
  Class D ................................        180,535        190,302        231,006        43,263        202,753

NET ASSET VALUE PER SHARE:
  CLASS A ................................          $8.04          $8.64          $7.82         $7.83          $8.34
  Class D ................................          $8.03          $8.63          $7.82         $7.83          $8.34


                                                OHIO          OREGON      SOUTH CAROLINA
                                               SERIES         SERIES          SERIES
                                            ------------   ------------   --------------
ASSETS:
Investments, at value (see Portfolios
of Investments):
  Long-term holdings .....................  $148,070,420   $ 55,724,210   $109,918,109
  Short-term holdings ....................     3,600,000        400,000        200,000
                                            ------------   ------------   ------------
                                             151,670,420     56,124,210    110,118,109
Cash .....................................       156,201        172,116      1,609,793
Interest receivable ......................     2,652,825      1,038,172      1,725,573
Receivable for Capital Stock sold ........        72,620         66,284        198,329
Expenses prepaid to shareholder
service agent ............................        19,049          7,619         12,953
Receivable for securities sold ...........            --             --             --
Other ....................................         7,929          5,612          7,145
                                            ------------   ------------   ------------
TOTAL ASSETS .............................   154,579,044     57,414,013    113,671,902
                                            ------------   ------------   ------------
LIABILITIES:
Dividends payable ........................       292,527        102,325        199,563
Payable for Capital Stock repurchased ....       128,494         35,937        273,452
Payable for securities purchased .........            --             --      3,420,936
Accrued expenses, taxes, and other .......       178,795         87,746        137,052
                                            ------------   ------------   ------------
Total Liabilities ........................       599,816        226,008      4,031,003
                                            ------------   ------------   ------------
Net Assets ...............................  $153,979,228   $ 57,188,005   $109,640,899
                                            ============   ============   ============

COMPOSITION OF NET ASSETS:
Capital Stock, at par:
  Class A ................................  $     18,665   $      7,029   $     12,812
  Class D ................................           152            231            537
Additional paid-in capital ...............   143,734,535     53,711,066    102,646,778
Undistributed/accumulated net realized

gain (loss) ..............................     1,752,694        207,676        103,930
Net unrealized appreciation of investments     8,473,182      3,262,003      6,876,842
                                            ------------   ------------   ------------
NET ASSETS ...............................  $153,979,228   $ 57,188,005   $109,640,899
                                            ============   ============   ============
NET ASSETS:
  Class A ................................  $152,729,886   $ 55,371,612   $105,236,627
  Class D ................................  $  1,249,342   $  1,816,393   $  4,404,272

SHARES OF CAPITAL STOCK OUTSTANDING
($.001 par value):
  Class A ................................    18,665,153      7,029,608     12,812,040
  Class D ................................       151,948        230,764        536,725

NET ASSET VALUE PER SHARE:
  CLASS A ................................         $8.18          $7.88          $8.21
  Class D ................................         $8.22          $7.87          $8.21


STATEMENTS OF OPERATIONS
For the Six Months ended March 31, 1998

                                             NATIONAL        COLORADO         GEORGIA       LOUISIANA      MARYLAND
                                              SERIES          SERIES          SERIES         SERIES         SERIES
                                            ----------     ----------      ----------     -----------    ----------
INVESTMENT INCOME:
INTEREST.................................   $2,911,467     $1,404,833      $1,404,780     $1,640,627     $1,577,418
                                            ----------     ----------      ----------     ----------     ----------

EXPENSES:
Management fees .........................      257,177        121,431         127,531        142,049        136,011
Distribution and service fees ...........       68,122         25,945          35,623         31,228         35,268
Shareholder account services ............       63,616         33,224          34,489         32,806         37,828
Auditing and legal fees .................       16,804         18,400          17,558         20,935         18,230
Registration ............................       10,660          2,564           3,386          3,288          3,899
Custody and related services ............        9,295          6,210           7,157          5,900          5,368
Shareholder reports and communications ..        7,275          5,938           5,502          5,543          6,116
Directors' fees and expenses ............        3,888          3,308           3,306          3,397          3,410
Miscellaneous ...........................        2,927          1,860           1,926          1,970          1,967
                                            ----------     ----------      ----------     ----------     ----------
TOTAL EXPENSES ..........................      439,764        218,880         236,478        247,116        248,097
                                            ----------     ----------      ----------     ----------     ----------
NET INVESTMENT INCOME............. ......    2,471,703      1,185,953       1,168,302      1,393,511      1,329,321
                                            ----------     ----------      ----------     ----------     ----------

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:

Net realized gain on investments ........      735,517        620,933         364,395         80,620         95,885
Net change in unrealized appreciation
of investments ..........................    1,095,389        (89,663)        438,961        560,127        508,989
                                            ----------     ----------      ----------     ----------     ----------
NET GAIN ON INVESTMENTS .................    1,830,906        531,270         803,356        640,747        604,874
                                            ----------     ----------      ----------     ----------     ----------
INCREASE IN NET ASSETS FROM OPERATIONS ..   $4,302,609     $1,717,223      $1,971,658     $2,034,258     $1,934,195
                                            ==========     ==========      ==========     ==========     ==========
-------------
See Notes to Financial Statements.

                                       34

STATEMENTS OF OPERATIONS
For the Six Months ended March 31, 1998

                                            MASSACHUSETTS     MICHIGAN        MINNESOTA       MISSOURI       NEW YORK
                                               SERIES          SERIES          SERIES          SERIES         SERIES
                                            -------------     ---------      ----------      ----------     ----------
INVESTMENT INCOME:
INTEREST.................................   $3,130,385       $4,089,176      $3,539,334      $1,472,169     $2,405,250
                                            ----------       ----------      ----------      ----------     ----------

EXPENSES:
Management fees ..........................     274,725          363,836         307,691         132,213        213,407
Distribution and service fees ............      58,048           75,130          66,920          28,171         44,844
Shareholder account services .............      68,059           92,286          87,348          35,724         49,194
Auditing and legal fees ..................      18,077           17,192          19,017          18,831         16,804
Registration .............................       4,336            3,715           4,690           3,895          3,844
Custody and related services .............      12,290            9,441           9,787           5,719          8,576
Shareholder reports and communications           5,958            6,990           8,980           5,686          5,096
Directors' fees and expenses .............       3,917            3,878           4,051           3,342          3,704
Miscellaneous ............................       3,033            3,741           3,437           1,830          2,431
                                            ----------       ----------      ----------      ----------     ----------
Total Expenses ...........................     448,443          576,209         511,921         235,411        347,900
                                            ----------       ----------      ----------      ----------     ----------
NET INVESTMENT INCOME.....................   2,681,942        3,512,967       3,027,413       1,236,758      2,057,350
                                            ----------       ----------      ----------      ----------     ----------

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:

Net realized gain on investments .........     333,623        1,452,843         900,023         341,332      1,723,183
Net change in unrealized appreciation
of investments ...........................   1,592,486          515,989        (271,458)        205,704       (301,887)
                                            ----------       ----------      ----------      ----------     ----------
Net Gain on Investments ..................   1,926,109        1,968,832         628,565         547,036      1,421,296
                                            ----------       ----------      ----------      ----------     ----------
INCREASE IN NET ASSETS FROM OPERATIONS ...  $4,608,051       $5,481,799      $3,655,978      $1,783,794     $3,478,646
                                            ==========       ==========      ==========      ==========     ==========

                                                 OHIO           OREGON        SOUTH CAROLINA
                                                SERIES          SERIES            SERIES
                                              ----------      ----------      --------------
INVESTMENT INCOME:
INTEREST.......................... .......    $4,444,745      $1,581,724      $2,956,440
                                              ----------      ----------      ----------

EXPENSES:
Management fees ..........................       386,252         142,299         264,290
Distribution and service fees ............        78,088          34,826          67,672
Shareholder account services .............        97,129          38,405          66,424
Auditing and legal fees ..................        17,411          19,288          17,405
Registration .............................         5,872           3,283           3,814
Custody and related services .............         7,951           6,366           9,113
Shareholder reports and communications ...         8,861           5,070           5,292
Directors' fees and expenses .............         4,320           3,368           3,773
Miscellaneous ............................         4,008           1,949           2,937
                                              ----------      ----------      ----------
Total Expenses ...........................       609,892         254,854         440,720
                                              ----------      ----------      ----------
NET INVESTMENT INCOME............. .......     3,834,853       1,326,870       2,515,720
                                              ----------      ----------      ----------

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:

Net realized gain on investments .........     2,743,883         211,815         593,739
Net change in unrealized appreciation
of investments ...........................      (767,990)        544,241         994,042
                                              ----------      ----------      ----------
Net Gain on Investments ..................     1,975,893         756,056       1,587,781
                                              ----------      ----------      ----------
INCREASE IN NET ASSETS FROM OPERATIONS ...    $5,810,746      $2,082,926      $4,103,501
                                              ==========      ==========      ==========


STATEMENTS OF CHANGES IN NET ASSETS

                                                  NATIONAL SERIES               COLORADO SERIES               GEORGIA SERIES
                                             --------------------------     ------------------------     ------------------------
                                             SIX MONTHS        YEAR         SIX MONTHS       YEAR         SIX MONTHS      YEAR
                                                ENDED          ENDED           ENDED         ENDED           ENDED        ENDED
                                               3/31/98        9/30/97         3/31/98       9/30/97         3/31/98      9/30/97
                                             ------------  ------------     -----------  -----------     -----------  -----------
OPERATIONS:
Net investment income ....................   $  2,471,703   $ 5,074,538     $ 1,185,953  $ 2,552,660     $ 1,168,302  $ 2,496,948
Net realized gain (loss) on investments ..        735,517       278,366         620,933   (1,295,378)        364,395      117,571
Net change in unrealized
appreciation of investments ..............      1,095,389     3,753,003         (89,663)   2,352,484         438,961    1,648,469
                                             ------------  ------------     -----------  -----------     -----------  -----------
INCREASE IN NET ASSETS FROM OPERATIONS ...      4,302,609     9,105,907       1,717,223    3,609,766       1,971,658    4,262,988
                                             ------------  ------------     -----------  -----------     -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A ...............................     (2,372,687)   (4,906,738)     (1,181,142)  (2,542,330)     (1,117,259)  (2,406,265)
   Class D ...............................        (99,016)     (167,800)         (4,811)     (10,330)        (51,043)     (90,683)
Net realized gain on investments:
   Class A ...............................             --            --              --           --        (187,062)    (180,236)
   Class D ...............................             --            --              --           --         (10,787)      (6,873)
                                             ------------  ------------     -----------  -----------     -----------  -----------
DECREASE IN NET ASSETS FROM
DISTRIBUTIONS ............................     (2,471,703)   (5,074,538)     (1,185,953)  (2,552,660)     (1,366,151)  (2,684,057)
                                             ------------  ------------     -----------  -----------     -----------  -----------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares:
   Class A ...............................      1,534,093     3,114,125         617,847    1,076,262         885,296    4,134,682
   Class D ...............................        399,993       475,323          42,426       32,754         516,933    1,056,744
Net asset value of shares issued in
payment of dividends:
   Class A ...............................      1,292,458     2,676,250         651,724    1,383,913         719,364    1,593,994
   Class D ...............................         64,971       108,599           3,109        6,306          43,802       74,720
Exchanged from associated funds:
   Class A ...............................      3,675,276     5,221,126       1,504,576    2,519,749          70,243      220,471
   Class D ...............................     15,454,816    35,760,206              --       13,676              --       46,374
Net asset value of shares issued in
payment of gain distribution:
   Class A ...............................             --            --              --           --         145,261      140,329
   Class D ...............................             --            --              --           --           9,588        6,295
                                             ------------  ------------     -----------  -----------     -----------  -----------
Total ....................................     22,421,607    47,355,629       2,819,682    5,032,660       2,390,487    7,273,609
                                             ------------  ------------     -----------  -----------     -----------  -----------
Cost of shares repurchased:
   Class A ...............................     (5,249,185)  (10,801,204)     (4,310,845)  (6,020,226)     (4,868,879)  (6,985,116)
   Class D ...............................       (299,869)     (585,245)        (56,680)     (45,914)       (183,560)    (749,883)
Exchanged into associated Funds:
   Class A ...............................     (3,882,143)   (5,287,181)     (2,661,843)  (2,526,522)       (662,534)    (984,750)
   Class D ...............................    (12,234,748)  (38,546,451)        (14,735)     (29,141)       (179,595)    (201,142)
                                             ------------  ------------     -----------  -----------     -----------  -----------
Total ....................................    (21,665,945)  (55,220,081)     (7,044,103)  (8,621,803)     (5,894,568)  (8,920,891)
                                             ------------  ------------     -----------  -----------     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL SHARE TRANSACTIONS ..........        755,662    (7,864,452)     (4,224,421)  (3,589,143)     (3,504,081)  (1,647,282)
                                             ------------  ------------     -----------  -----------     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS ........      2,586,568    (3,833,083)     (3,693,151)  (2,532,037)     (2,898,574)     (68,351)

NET ASSETS:
Beginning of period ......................     99,760,270   103,593,353      50,018,092   52,550,129      53,254,014   53,322,365
                                             ------------  ------------     -----------  -----------     -----------  -----------
END OF PERIOD ............................   $102,346,838  $ 99,760,270     $46,324,941  $50,018,092     $50,355,440  $53,254,014
                                             ============  ============     ===========  ===========     ===========  ===========

-------------
See Notes to Financial Statements.



    LOUISIANA SERIES               MARYLAND SERIES             MASSACHUSETTS SERIES               MICHIGAN SERIES
-------------------------     -------------------------       -------------------------      --------------------------
SIX MONTHS       YEAR         SIX MONTHS       YEAR           SIX MONTHS      YEAR           SIX MONTHS         YEAR
  ENDED         ENDED           ENDED         ENDED             ENDED         ENDED            ENDED           ENDED
  3/31/98       9/30/97         3/31/98       9/30/97           3/31/98      9/30/97           3/31/98        9/30/97
-----------   -----------     -----------   -----------       -----------   -----------      -----------    -----------
$ 1,393,511   $ 2,882,172     $ 1,329,321   $ 2,728,689       $ 2,681,942   $ 5,574,868      $ 3,512,967    $ 7,494,605
     80,620        96,176          95,885       383,873           333,623     1,304,763        1,452,843      1,259,022

    560,127     1,423,177         508,989       952,592         1,592,486     1,867,804          515,989      2,653,074
-----------   -----------     -----------   -----------      ------------  ------------     ------------   ------------
  2,034,258     4,401,525       1,934,195     4,065,154         4,608,051     8,747,435        5,481,799     11,406,701
-----------   -----------     -----------   -----------      ------------  ------------     ------------   ------------



 (1,383,167)   (2,865,407)     (1,286,650)   (2,647,830)       (2,655,842)   (5,516,992)      (3,478,956)    (7,427,374)
    (10,344)      (16,765)        (42,671)      (80,859)          (26,100)      (57,876)         (34,011)       (67,231)

    (95,055)     (753,044)       (307,098)     (281,130)       (1,288,484)   (1,068,791)      (1,235,329)    (1,581,301)
       (862)       (5,217)        (11,949)      (11,087)          (14,760)      (14,031)         (15,651)       (17,780)
-----------   -----------     -----------   -----------      ------------  ------------     ------------   ------------

 (1,489,428)   (3,640,433)     (1,648,368)   (3,020,906)       (3,985,186)   (6,657,690)      (4,763,947)    (9,093,686)
-----------   -----------     -----------   -----------      ------------  ------------     ------------   ------------



    919,835     1,489,134       1,006,401     1,434,072         1,353,202     2,431,716        2,618,066      5,064,050
        199       135,107         271,780       510,347           107,050       288,117          168,420        706,948


    688,755     1,461,539         753,829     1,543,240         1,600,599     3,307,753        2,112,161      4,475,470
      7,734         9,122          32,482        69,209            11,108        31,220           26,296         47,279


     19,074        21,008         132,398       613,677         5,382,104    11,842,999        2,709,728      9,115,725
         --            --           7,321            --            90,911         8,924           13,022        258,662
     64,975       518,498         225,691       205,081           951,011       774,630          911,174      1,180,119
        692         3,466          10,991        10,110             7,293         9,688           14,084         13,960
-----------   -----------     -----------   -----------      ------------  ------------     ------------   ------------
  1,701,264     3,637,874       2,440,893     4,385,736         9,503,278    18,695,047        8,572,951     20,862,213
-----------   -----------     -----------   -----------      ------------  ------------     ------------   ------------

 (2,159,271)   (5,240,608)     (2,410,444)   (5,400,781)       (4,903,168)  (11,114,300)      (5,529,277)   (15,967,293)
    (24,861)      (34,626)       (109,563)     (509,633)          (16,939)     (510,040)        (366,442)      (552,079)

   (204,311)      (69,802)       (202,195)     (896,334)      (11,308,098)   (9,172,465)      (2,784,885)   (10,959,291)
         --            --          (3,461)      (99,960)               --        (8,905)         (66,539)      (145,528)
-----------   -----------     -----------   -----------      ------------  ------------     ------------   ------------
 (2,388,443)   (5,345,036)     (2,725,663)   (6,906,708)      (16,228,205)  (20,805,710)      (8,747,143)   (27,624,191)
-----------   -----------     -----------   -----------      ------------  ------------     ------------   ------------

   (687,179)   (1,707,162)       (284,770)   (2,520,972)       (6,724,927)   (2,110,663)        (174,192)    (6,761,978)
-----------   -----------     -----------   -----------      ------------  ------------     ------------   ------------
   (142,349)     (946,070)          1,057    (1,476,724)       (6,102,062)      (20,918)         543,660     (4,448,963)


 56,707,611    57,653,681      54,611,555    56,088,279       111,255,655   111,276,573      145,215,349    149,664,312
-----------   -----------     -----------   -----------      ------------  ------------     ------------   ------------
$56,565,262   $56,707,611     $54,612,612   $54,611,555      $105,153,593  $111,255,655     $145,759,009   $145,215,349
===========   ===========     ===========   ===========      ============  ============     ============   ============

STATEMENTS OF CHANGES IN NET ASSETS

                                                  MINNESOTA SERIES              MISSOURI SERIES             NEW YORK SERIES
                                             -------------------------      ------------------------     ------------------------
                                             SIX MONTHS       YEAR          SIX MONTHS       YEAR        SIX MONTHS       YEAR
                                                ENDED         ENDED            ENDED         ENDED          ENDED         ENDED
                                               3/31/98       9/30/97          3/31/98       9/30/97        3/31/98       9/30/97
                                             -----------   -----------      ----------   -----------     -----------  -----------
OPERATIONS:
Net investment income .....................   $ 3,027,413   $ 6,538,641     $ 1,236,758  $ 2,583,310     $ 2,057,350  $ 4,228,630
Net realized gain on investments ..........       900,023       757,947         341,332      389,565       1,723,183      200,181
Net change in unrealized
appreciation of investments ...............      (271,458)      978,768         205,704      900,350        (301,887)   3,171,620
                                             ------------  ------------     -----------  -----------     -----------  -----------
INCREASE IN NET ASSETS FROM OPERATIONS ....     3,655,978     8,275,356       1,783,794    3,873,225       3,478,646    7,600,431
                                             ------------  ------------     -----------  -----------     -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A ................................    (2,991,412)   (6,456,679)     (1,229,255)  (2,563,601)     (2,025,456)  (4,176,066)
   Class D ................................       (36,001)      (81,962)         (7,503)     (19,709)        (31,894)     (52,564)
Net realized gain on investments:
   Class A ................................      (139,563)           --        (437,159)    (542,355)       (837,486)    (213,515)
   Class D ................................        (2,075)           --          (3,680)      (5,999)        (15,723)      (3,062)
                                             ------------  ------------     -----------  -----------     -----------  -----------
DECREASE IN NET ASSETS FROM
DISTRIBUTIONS .............................    (3,169,051)   (6,538,641)     (1,677,597)  (3,131,664)     (2,910,559)  (4,445,207)
                                             ------------  ------------     -----------  -----------     -----------  -----------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares:
   Class A ................................     2,277,970     5,444,733         702,779    5,524,679       1,865,268    3,917,958
   Class D ................................       169,663       135,740           8,911       39,028         160,878      431,628
Net asset value of shares issued in
payment of dividends:
   Class A ................................     1,999,248     4,394,871         573,897    1,240,533       1,182,943    2,427,328
   Class D ................................        20,771        55,878           6,212       15,171          21,974       36,517
Exchanged from associated Funds:
   Class A ................................       297,802       356,606         170,723      243,591       1,488,635    4,314,919
   Class D ................................        22,637        90,000              --          100          25,061       12,295
Net asset value of shares issued in
payment of gain distribution:
   Class A ................................       112,803            --         281,752      354,701         666,270      166,872
   Class D ................................         1,581            --           2,904        5,296          12,694        2,545
                                             ------------  ------------     -----------  -----------     -----------  -----------
Total .....................................     4,902,475    10,477,828       1,747,178    7,423,099       5,423,723   11,310,062
                                             ------------  ------------     -----------  -----------     -----------  -----------
Cost of shares repurchased:
   Class A ................................    (4,811,691)  (14,412,829)     (1,875,015)  (4,255,392)     (3,307,807)  (9,574,807)
   Class D ................................      (121,432)     (503,408)       (153,958)    (114,612)       (109,331)     (68,104)
Exchanged into associated Funds:
   Class A ................................      (580,742)   (1,994,727)       (402,340)  (1,021,172)     (3,015,829)  (3,551,797)
   Class D ................................       (92,363)      (39,298)             --      (40,189)         (2,205)     (42,506)
                                             ------------  ------------     -----------  -----------     -----------  -----------
Total .....................................    (5,606,228)  (16,950,262)     (2,431,313)  (5,431,365)     (6,435,172) (13,237,214)
                                             ------------  ------------     -----------  -----------     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL SHARE TRANSACTIONS ...........      (703,753)   (6,472,434)       (684,135)   1,991,734      (1,011,449)  (1,927,152)
                                             ------------  ------------     -----------  -----------     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS .........      (216,826)   (4,735,719)       (577,938)   2,733,295        (443,362)   1,228,072
NET ASSETS:
Beginning of period .......................   123,473,299   128,209,018      53,239,726   50,506,431      85,099,630   83,871,558
                                             ------------  ------------     -----------  -----------     -----------  -----------
END OF PERIOD .............................  $123,256,473  $123,473,299     $52,661,788  $53,239,726     $84,656,268  $85,099,630
                                             ============  ============     ===========  ===========     ===========  ===========

-------------
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                        OHIO SERIES                 OREGON SERIES          SOUTH CAROLINA SERIES
                                               --------------------------     -------------------------   -------------------------
                                               SIX MONTHS       YEAR          SIX MONTHS       YEAR        SIX MONTHS       YEAR
                                                  ENDED         ENDED            ENDED         ENDED          ENDED         ENDED
                                                 3/31/98       9/30/97          3/31/98       9/30/97        3/31/98       9/30/97
                                               ------------ -------------     -----------   -----------   ------------  ------------
OPERATIONS:
Net investment income .....................     $ 3,834,853   $ 8,161,050     $ 1,326,870   $ 2,771,624  $ 2,515,720  $  5,370,795
Net realized gain on investments ..........       2,743,883     1,052,154         211,815       747,838      593,739       452,558
Net change in unrealized
appreciation of investments ...............        (767,990)    2,121,935         544,241     1,208,172      994,042     2,381,666
                                               ------------  ------------     -----------   ----------- ------------  ------------
INCREASE IN NET ASSETS FROM OPERATIONS ....       5,810,746    11,335,139       2,082,926     4,727,634    4,103,501     8,205,019
                                               ------------  ------------     -----------   ----------- ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A ................................      (3,810,162)   (8,118,451)     (1,294,089)   (2,712,769)  (2,439,387)   (5,239,991)
   Class D ................................         (24,691)      (42,599)        (32,781)      (58,855)     (76,333)     (130,804)
Net realized gain on investments:
   Class A ................................      (2,017,799)   (1,382,343)       (700,268)     (304,704)    (905,320)   (1,667,625)
   Class D ................................         (15,589)       (8,277)        (21,792)       (8,165)     (34,538)      (42,381)
                                               ------------  ------------     -----------   ----------- ------------  ------------
DECREASE IN NET ASSETS FROM
DISTRIBUTIONS .............................      (5,868,241)   (9,551,670)     (2,048,930)   (3,084,493)  (3,455,578)   (7,080,801)
                                               ------------  ------------     -----------   ----------- ------------  ------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares:
   Class A ................................       2,270,334     3,568,969       1,535,265     2,019,494    7,486,894     4,596,375
   Class D ................................         154,329       352,330         155,893       513,511    1,152,600     1,258,114
Net asset value of shares issued in
payment of dividends:
   Class A ................................       2,348,054     5,063,815         800,527     1,713,320    1,400,579     3,057,472
   Class D ................................          20,916        38,045          26,120        43,464       61,699       111,193
Exchanged from associated Funds:
   Class A ................................         101,977       858,387          12,000        59,994      290,001       385,497
   Class D ................................          70,396        15,368              --       105,958       14,942        29,567
Net asset value of shares issued in
payment of gain distribution:
   Class A ................................       1,532,501     1,060,708         536,993       232,602      698,627     1,298,064
   Class D ................................          13,962         7,582          18,047         6,239       31,538        40,550
                                               ------------  ------------     -----------   ----------- ------------  ------------
Total .....................................       6,512,469    10,965,204       3,084,845     4,694,582   11,136,880    10,776,832
                                               ------------  ------------     -----------   ----------- ------------  ------------
Cost of shares repurchased:
   Class A ................................      (6,921,591)  (18,663,417)     (2,548,011)   (6,926,397)  (5,261,041)  (16,191,089)
   Class D ................................        (167,010)     (216,985)        (55,099)     (525,899)    (493,277)     (432,224)
Exchanged into associated Funds:
   Class A ................................        (963,249)   (1,482,349)       (237,825)     (801,759)  (1,024,535)   (1,366,846)
   Class D ................................          (3,090)      (60,245)         (7,198)      (51,638)     (46,212)     (106,657)
                                               ------------  ------------     -----------   ----------- ------------  ------------
Total .....................................      (8,054,940)  (20,422,996)     (2,848,133)   (8,305,693)  (6,825,065)  (18,096,816)
                                               ------------  ------------     -----------   ----------- ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL SHARE TRANSACTIONS ...........      (1,542,471)   (9,457,792)        236,712    (3,611,111)   4,311,815    (7,319,984)
                                               ------------  ------------     -----------   ----------- ------------  ------------
INCREASE (DECREASE) IN NET ASSETS .........      (1,599,966)   (7,674,323)        270,708    (1,967,970)   4,959,738    (6,195,766)
NET ASSETS:
Beginning of period .......................     155,579,194   163,253,517      56,917,297    58,885,267  104,681,161   110,876,927
                                               ------------  ------------     -----------   ----------- ------------  ------------
END OF PERIOD .............................    $153,979,228  $155,579,194     $57,188,005   $56,917,297 $109,640,899  $104,681,161
                                               ============  ============     ===========   =========== ============  ============


NOTES TO FINANCIAL STATEMENTS

1. MULTIPLE CLASSES OF SHARES -- Seligman Municipal Fund Series, Inc. (the "Fund") consists of 13 separate series: the "National Series," the "Colorado Series," the "Georgia Series," the "Louisiana Series," the "Maryland Series," the "Massachusetts Series," the "Michigan Series," the "Minnesota Series," the "Missouri Series," the "New York Series," the "Ohio Series," the "Oregon Series," and the "South Carolina Series." Each Series of the Fund offers two classes of shares. All shares existing prior to February 1, 1994, the commencement date of Class D shares, were classified as Class A shares. Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales load ("CDSL") of 1% on redemptions within 18 months of purchase. Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSL of 1% imposed on redemptions made within one year of purchase. The two classes of shares for each Series represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2. SIGNIFICANT ACCOUNTING POLICIES -- The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

a. SECURITY VALUATION -- All municipal securities and other short-term holdings maturing in more than 60 days are valued based upon quotations provided by an independent pricing service or, in their absence, at fair value determined in accordance with procedures approved by the Board of Directors. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

b. FEDERAL TAXES -- There is no provision for federal income tax. Each Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. The Fund amortizes original issue discounts and premiums paid on purchases of portfolio securities. Discounts other than original issue discounts are not amortized.

d. MULTIPLE CLASS ALLOCATIONS -- All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended March 31, 1998, distribution and service fees were the only class-specific expenses.

e. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends are declared daily and paid monthly. Other distributions paid by the Fund are recorded on the ex-dividend date. The treatment for financial statement purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset value per share of the Fund.

3. PURCHASES AND SALES OF SECURITIES -- Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 1998, were as follows:

   SERIES                  PURCHASES                SALES
--------------            -----------            -----------
National                  $ 7,506,945            $ 8,229,075
Colorado                    6,232,588             11,486,903
Georgia                     1,442,325              4,489,485
Louisiana                   2,480,875              2,904,508
Maryland                           --              1,060,675
Massachusetts              11,602,064             18,028,173
Michigan                   16,593,933             21,278,800
Minnesota                   9,924,104             12,776,047
Missouri                    6,954,210              7,360,343
New York                   17,117,112             18,012,368
Ohio                       29,909,343             36,547,387
Oregon                      2,178,340              2,844,615
South Carolina             15,793,370              9,526,286

NOTES TO FINANCIAL STATEMENTS

    At March 31, 1998, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes, and the tax basis gross unrealized appreciation and depreciation of portfolio securities were as follows:

                             TOTAL                    TOTAL
                          UNREALIZED               UNREALIZED
   SERIES                APPRECIATION             DEPRECIATION
-------------           -------------             ------------
National                  $6,289,337                $     --
Colorado                   3,037,462                      --
Georgia                    3,555,303                      --
Louisiana                  3,931,225                   6,900
Maryland                   3,590,481                      --
Massachusetts              6,178,541                  22,829
Michigan                   8,889,092                 137,775
Minnesota                  6,840,741                  41,088
Missouri                   2,764,133                  37,869
New York                   5,471,897                 103,732
Ohio                       8,522,938                  49,756
Oregon                     3,262,003                      --
South Carolina             6,882,982                   6,140

4. MANAGEMENT FEE, ADMINISTRATIVE SERVICES, AND OTHER TRANSACTIONS -- J. & W. Seligman & Co. Incorporated (the "Manager") manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees or consultants of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager's fee, calculated daily and payable monthly, is equal to 0.50% per annum of each Series' average daily net assets.

    Seligman Financial Services, Inc. (the "Distributor"), agent for the distribution of each Series' shares, and an affiliate of the Manager, received the following concessions after commissions were paid to dealers for sales of Class A shares:

                          DISTRIBUTOR              DEALER
   SERIES                 CONCESSIONS            COMMISSIONS
-------------             -----------            -----------
National                   $ 5,340                $ 37,747
Colorado                     2,786                  21,101
Georgia                      3,806                  27,443
Louisiana                    3,519                  27,657
Maryland                     4,255                  31,692
Massachusetts                3,893                  29,213
Michigan                    11,517                  86,078
Minnesota                   10,437                  73,423
Missouri                     3,493                  23,000
New York                     3,543                  26,955
Ohio                        10,372                  75,726
Oregon                       6,382                  50,791
South Carolina              15,436                 107,570

    The Fund has an Administration, Shareholder Services and Distribution Plan (the "Plan") with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. For the six months ended March 31, 1998, the Distributor charged such fees to the Fund pursuant to the Plan as follows:

                                                 ANNUALIZED
                          TOTAL FEES            % OF AVERAGE
   SERIES                    PAID                NET ASSETS
--------------            ----------            ------------
 National                   $43,014                 .09%
Colorado                    24,738                  .10
Georgia                     21,877                  .09
Louisiana                   28,651                  .10
Maryland                    24,642                  .10
Massachusetts               51,496                  .09
Michigan                    66,478                  .09
Minnesota                   57,980                  .09
Missouri                    26,192                  .10
New York                    36,714                  .09
Ohio                        72,009                  .09
Oregon                      26,161                  .09
South Carolina              48,032                  .09

    Under the Plan, with respect to Class D shares, service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan. For the six months ended March 31, 1998, fees incurred under the Plan equivalent to 1% per annum of the average daily net assets of Class D shares were as follows:

   SERIES                            SERIES
-------------                     ------------
National            $25,108       Minnesota            $ 8,940
Colorado              1,207       Missouri               1,979
Georgia              13,746       New York               8,130
Louisiana             2,577       Ohio                   6,079
Maryland             10,626       Oregon                 8,665
Massachusetts         6,552       South Carolina        19,640
Michigan              8,652

    The Distributor is entitled to retain any CDSL imposed on redemptions of Class D shares occurring within one year after purchase and on certain redemptions of Class A shares

NOTES TO FINANCIAL STATEMENTS


occurring within 18 months of purchase. For the six months ended March 31, 1998, such charges were as follows:

   SERIES                            SERIES
-------------                     -------------
National            $ 1,253       Missouri              $   35
Georgia              25,787       New York                 998
Massachusetts           100       Ohio                     768
Michigan                 75       South Carolina         2,398
Minnesota                47

    Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund, as well as distribution and service fees pursuant to the Plan. For the six months ended March 31, 1998, Seligman Services, Inc. received commissions for sales of shares of each Series and distribution and service fees pursuant to the Plan, as follows:

                                              DISTRIBUTION AND
   SERIES                 COMMISSIONS           SERVICE FEES
--------------            -------------       ----------------
National                   $   166                 $3,357
Colorado                       255                  1,281
Georgia                         96                    440
Louisiana                       68                    563
Maryland                       112                    757
Massachusetts                  676                  1,078
Michigan                        90                  1,410
Minnesota                      541                  1,162
Missouri                       179                  1,722
New York                     1,955                  6,488
Ohio                         3,704                  1,889
Oregon                           7                    856
South Carolina              19,322                  1,621

    Seligman Data Corp., which is owned by certain associated investment companies, charged at cost for shareholder account services the following amounts:

   SERIES                            SERIES
-------------                     ------------
National            $63,616       Minnesota            $87,348
Colorado             33,224       Missouri              35,724
Georgia              34,489       New York              49,194
Louisiana            32,806       Ohio                  97,129
Maryland             37,828       Oregon                38,405
Massachusetts        68,059       South Carolina        66,424
Michigan             92,286

    Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

    The Fund has a compensation agreement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible for federal income tax purposes until such amounts are paid. The cost of such fees and earnings accrued thereon is included in directors' fees and expenses, and the accumulated balances thereof at March 31, 1998, are included in other liabilities as follows:

  SERIES                             SERIES
------------                      -------------
National            $18,890       Minnesota            $16,124
Colorado             11,881       Missouri              11,888
Georgia              11,152       New York              16,053
Louisiana            12,903       Ohio                  16,176
Maryland             12,900       Oregon                11,696
Massachusetts        16,094       South Carolina        11,243
Michigan             15,617

5. LOSS CARRYFORWARD -- In accordance with current federal income tax law, each of the Series' net realized capital gains and losses are considered separately for purposes of determining taxable capital gains on an annual basis. At September 30, 1997, the net loss carryforwards for the National, Colorado, and Minnesota Series amounted to $2,934,455, $38,129, and $681,481, respectively, which are available for offset against future taxable net gains, expiring in various amounts through 2005. Accordingly, no capital gain distributions are expected to be paid to shareholders of the National, Colorado, and Minnesota Series until net capital gains have been realized in excess of the available capital loss carryforwards.

NOTES TO FINANCIAL STATEMENTS

6. CAPITAL STOCK TRANSACTIONS -- The Fund has 1,300,000,000 shares of Capital Stock authorized. At March 31, 1998, 100,000,000 shares were authorized for each Series of the Fund. Transactions in shares of Capital Stock were as follows:

                                    NATIONAL SERIES          COLORADO SERIES          GEORGIA SERIES           LOUISIANA SERIES
                                -----------------------   ----------------------   ---------------------    ---------------------
                                 SIX MONTHS     YEAR      SIX MONTHS     YEAR      SIX MONTHS     YEAR      SIX MONTHS     YEAR
                                    ENDED       ENDED        ENDED       ENDED        ENDED       ENDED        ENDED       ENDED
                                   3/31/98     9/30/97      3/31/98     9/30/97     3/31/98      9/30/97      3/31/98     9/30/97
                                -----------   ---------   ---------    ---------   ----------   ---------   ----------   --------
Sales of shares:
  Class A .......................   188,854     401,292      82,565     146,785      107,988     513,632      110,655     181,700
  Class D .......................    49,142      61,208       5,658       4,493       62,880     133,099           24      16,439
Shares issued in payment
of dividends:
  Class A .......................   159,136     343,369      86,984     188,633       87,904     200,681       82,511     179,244
  Class D .......................     7,986      13,912         415         860        5,341       9,380          927       1,120
Exchanged from associated Funds:
  Class A .......................   452,384     672,956     200,512     345,869        8,645      28,040        2,307       2,599
  Class D ....................... 1,910,517   4,606,174          --       1,897           --       5,782           --          --
Shares issued in payment
of gain distributions:
  Class A .......................        --          --          --          --       17,956      17,674        7,857      63,776
  Class D .......................        --          --          --          --        1,182         792           84         426
                                  ---------   ---------   ---------  ----------    ---------   ---------     --------    --------
Total ........................... 2,768,019   6,098,911     376,134     688,537      291,896     909,080      204,365     445,304
                                  ---------   ---------   ---------  ----------    ---------   ---------     --------    --------
Shares repurchased:
  Class A .......................  (645,739) (1,389,619)   (576,491)   (821,576)    (596,196)   (881,743)    (258,729)   (642,677)
  Class D .......................   (36,934)    (75,516)     (7,509)     (6,235)     (22,343)    (94,407)      (2,978)     (4,237)
Exchanged into associated Funds:
  Class A .......................  (478,081)   (679,856)   (354,649)   (345,924)     (81,121)   (123,961)     (24,443)     (8,595)
  Class D .......................(1,514,594) (4,948,529)     (1,960)     (4,012)     (21,825)    (25,271)          --          --
                                  ---------   ---------   ---------  ----------    ---------   ---------     --------    --------
Total ...........................(2,675,348) (7,093,520)   (940,609) (1,177,747)    (721,485) (1,125,382)    (286,150)   (655,509)
                                  ---------   ---------   ---------  ----------    ---------   ---------     --------    --------
Increase (decrease) in shares ...    92,671    (994,609)   (564,475)   (489,210)    (429,589)   (216,302)     (81,785)   (210,205)
                                  =========   =========   =========  ==========    =========   =========     ========    ========

                                     MARYLAND SERIES      MASSACHUSETTS SERIES         MICHIGAN SERIES          MINNESOTA SERIES
                                 ----------------------   ---------------------    ----------------------   ----------------------
                                  SIX MONTHS     YEAR     SIX MONTHS     YEAR      SIX MONTHS     YEAR      SIX MONTHS     YEAR
                                    ENDED       ENDED        ENDED       ENDED       ENDED       ENDED        ENDED       ENDED
                                   3/31/98     9/30/97     3/31/98     9/30/97      3/31/98     9/30/97      3/31/98     9/30/97
                                  ---------   ---------   ---------   ---------    ---------   ---------     --------   ---------
Sales of shares:
  Class A .......................   122,761     178,081     168,669     308,839      303,042    596,810       290,770     706,910
  Class D .......................    33,116      63,517      13,329      36,578       19,505     83,579        21,626      17,609
Shares issued in payment
of dividends:
  Class A .......................    92,152     192,610     199,670     420,799      244,752    529,332       255,527     569,754
  Class D .......................     3,966       8,633       1,386       3,981        3,051      5,592         2,654       7,244
Exchanged from associated Funds:
  Class A .......................    16,098      77,084     669,559   1,523,024      314,044  1,080,365        38,101      46,568
  Class D .......................       896          --      11,196       1,134        1,516     30,637         2,880      11,509
Shares issued in payment
of gain distributions:
  Class A .......................    27,829      25,571     120,229      98,428      106,820    139,825        14,480          --
  Class D .......................     1,354       1,259         923       1,232        1,653      1,654           203          --
                                  ---------   ---------   ---------   ---------    ---------   ---------     --------   ---------
Total ...........................   298,172     546,755   1,184,961   2,394,015      994,383  2,467,794       626,241   1,359,594
                                  ---------   ---------   ---------   ---------    ---------  ---------      --------   ---------
Shares repurchased:
  Class A .......................  (294,600)   (674,114)   (611,611) (1,413,634)    (640,176)(1,886,059)     (615,239) (1,868,498)
  Class D .......................   (13,391)    (63,960)     (2,127)    (65,121)     (42,567)   (65,355)      (15,521)    (65,288)
Exchanged into associated Funds:
  Class A .......................   (24,696)   (112,466) (1,405,992) (1,175,580)    (323,377)(1,297,651)      (74,237)   (258,689)
  Class D .......................      (423)    (12,507)         --      (1,133)      (7,657)   (17,125)      (11,751)     (5,099)
                                  ---------   ---------   ---------   ---------    ---------  ---------      --------   ---------
Total ...........................  (333,110)   (863,047) (2,019,730) (2,655,468)  (1,013,777)(3,266,190)     (716,748) (2,197,574)
                                  ---------   ---------   ---------   ---------    ---------  ---------      --------   ---------
Decrease in shares ..............   (34,938)   (316,292)   (834,769)   (261,453)     (19,394)  (798,396)      (90,507)   (837,980)
                                  =========   =========   =========   =========    =========  =========      ========   =========

NOTES TO FINANCIAL STATEMENTS

                                     MISSOURI SERIES         NEW YORK SERIES             OHIO SERIES              OREGON SERIES
                                  ---------------------   ---------------------    --------------------     ---------------------
                                  SIX MONTHS     YEAR     SIX MONTHS    YEAR       SIX MONTHS     YEAR      SIX MONTHS     YEAR
                                    ENDED       ENDED       ENDED       ENDED        ENDED       ENDED        ENDED       ENDED
                                   3/31/98      9/30/97    3/31/98     9/30/97      3/31/98     9/30/97      3/31/98     9/30/97
                                  ---------   ---------   ---------   ---------    ---------   ---------    ---------   ---------
Sales of shares:
  Class A .......................    89,499     722,053     224,962     486,564      277,282     441,039     194,685     262,547
  Class D .......................     1,138       5,024      19,347      52,683       18,770      43,216      19,823      66,778
Shares issued in payment
of dividends:
  Class A .......................    73,284     161,292     142,187     300,867      286,635     626,911     101,711     222,418
  Class D .......................       794       1,973       2,640       4,524        2,541       4,687       3,322       5,646
Exchanged from associated Funds:
  Class A .......................    21,747      31,545     178,230     540,465       12,460     106,616       1,523       7,803
  Class D .......................        --          13       2,997       1,501        8,543       1,906          --      13,881
Shares issued in payment
of gain distributions:
  Class A .......................    36,308      46,125      81,252      20,729      189,198     131,276      69,111      30,287
  Class D .......................       374         688       1,546         316        1,715         934       2,326         813
                                  ---------   ---------   ---------    --------    ---------   ---------    --------   ---------
TOTAL ...........................   223,144     968,713     653,161   1,407,649      797,144   1,356,585     392,501     610,173
                                  ---------   ---------   ---------    --------    ---------   ---------    --------   ---------
Shares repurchased:
  Class A .......................  (239,466)   (553,544)   (397,473) (1,191,908)    (844,891) (2,310,439)   (323,591)   (900,692)
  Class D .......................   (19,708)    (15,067)    (13,075)     (8,476)     (20,246)    (26,589)     (7,038)    (68,686)
Exchanged into associated Funds:
  Class A .......................   (51,292)   (131,979)   (361,321)   (442,854)    (117,276)   (184,026)    (30,180)   (104,744)
  Class D .......................        --      (5,250)       (265)     (5,338)        (376)     (7,441)       (916)     (6,685)
                                  ---------   ---------   ---------    --------    ---------   ---------    --------   ---------
Total ...........................  (310,466)   (705,840)   (772,134) (1,648,576)    (982,789) (2,528,495)   (361,725) (1,080,807)
                                  ---------   ---------   ---------    --------    ---------   ---------    --------   ---------
Increase (decrease) in shares ...   (87,322)    262,873    (118,973)   (240,927)    (185,645) (1,171,910)     30,776    (470,634)
                                  =========   =========   =========   =========    =========  ==========    ========   =========

                                  SOUTH CAROLINA SERIES
                                  ---------------------
                                  SIX MONTHS     YEAR
                                    ENDED       ENDED
                                   3/31/98     9/30/97
                                  ----------  ---------
Sales of shares:
  Class A .......................    912,007     572,615
  Class D .......................    140,294     156,977
Shares issued in payment
of dividends:
  Class A .......................    170,740     380,701
  Class D .......................      7,529      13,850
Exchanged from associated Funds:
  Class A .......................     35,185      47,863
  Class D .......................      1,818       3,643
Shares issued in payment
of gain distributions:
  Class A .......................     86,250     161,652
  Class D .......................      3,898       5,056
                                  ----------  ----------
TOTAL ...........................  1,357,721   1,342,357
                                  ----------  ----------
Shares repurchased:
  Class A .......................   (641,608) (2,018,325)
  Class D .......................    (60,223)    (53,697)
Exchanged into associated Funds:
  Class A .......................   (125,465)   (170,000)
  Class D .......................     (5,669)    (13,276)
                                  ----------  ----------
Total ...........................   (832,965) (2,255,298)
                                  ----------  ----------
Increase (decrease) in shares ...    524,756    (912,941)
                                  ==========  ==========

FINANCIAL HIGHLIGHTS

   The Fund's financial highlights are presented below. "Per share operating performance" data is designed to allow investors to trace the operating performance of each Class, on a per share basis, from the beginning net asset value to the ending net asset value, so that investors can understand what effect the individual items have on their investment, assuming it was held throughout the period. Generally, per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per share amounts, based on average shares outstanding.

   "Total return based on net asset value" measures each Class's performance assuming that investors purchased shares at net asset value as of the beginning of the period, invested dividends and capital gains paid at net asset value, and then sold their shares at the net asset value on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of each Series. Total returns for periods of less than one year are not annualized.

NATIONAL SERIES

                                                                                         CLASS A
                                                         ------------------------------------------------------------------
                                                         SIX MONTHS                   YEAR ENDED SEPTEMBER 30,
                                                            ENDED       ---------------------------------------------------
                                                          3/31/98        1997      1996        1995        1994       1993
                                                         ----------     -----      -----       -----       -----      -----
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .................      $8.01       $7.70      $7.58       $7.18       $8.72      $8.07
                                                            -----       -----      -----       -----       -----      -----
Net investment income ................................       0.20        0.39       0.40        0.40        0.41       0.45
Net realized and unrealized
investment gain (loss) ...............................       0.15        0.31       0.12        0.40       (1.04)      0.78
                                                            -----       -----      -----       -----       -----      -----
INCREASE (DECREASE) FROM
INVESTMENT OPERATIONS ................................       0.35        0.70       0.52        0.80       (0.63)      1.23
Dividends paid or declared ...........................      (0.20)      (0.39)     (0.40)      (0.40)      (0.41)     (0.45)
Distributions from net gain realized .................         --          --         --          --       (0.50)     (0.13)
                                                            -----       -----      -----       -----       -----      -----
NET INCREASE (DECREASE) IN NET ASSET VALUE ...........       0.15        0.31       0.12        0.40       (1.54)      0.65
                                                            -----       -----      -----       -----       -----      -----
NET ASSET VALUE, END OF PERIOD .......................      $8.16       $8.01      $7.70       $7.58       $7.18      $8.72
                                                            =====       =====      =====       =====       =====      =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...............       4.34%       9.40%      6.97%      11.48%      (7.83)%    16.00%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .......................       0.81%+      0.84%      0.80%       0.86%       0.85%      0.86%
Net investment income to average net assets ..........       4.85%+      5.05%      5.19%       5.46%       5.30%      5.49%
Portfolio turnover ...................................       7.56%      20.63%     33.99%      24.91%      24.86%     72.68%
NET ASSETS, END OF PERIOD
(000s omitted) .......................................     $96,634     $97,481    $98,767    $104,184    $111,374   $136,394

                                                                                  CLASS D
                                                          ----------------------------------------------------------
                                                                                   YEAR ENDED
                                                           SIX MONTHS             SEPTEMBER 30,            2/1/94**
                                                            ENDED         ---------------------------         TO
                                                           3/31/98        1997       1996        1995       9/30/94
                                                          ----------     -----      -----       -----       -------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .................      $8.02       $7.70      $7.57       $7.18       $8.20
                                                            -----       -----      -----       -----       -----
NET INVESTMENT INCOME ............ ...................       0.16        0.32       0.33        0.32        0.22
Net realized and unrealized
investment gain (loss) ...............................       0.14        0.32       0.13        0.39       (1.02)
                                                            -----       -----      -----       -----       -----
INCREASE (DECREASE) FROM
INVESTMENT OPERATIONS ................................       0.30        0.64       0.46        0.71       (0.80)
Dividends paid or declared ...........................      (0.16)      (0.32)     (0.33)      (0.32)      (0.22)
Distributions from net gain realized .................         --          --         --          --          --
                                                            -----       -----      -----       -----       -----
NET INCREASE (DECREASE) IN NET ASSET VALUE ...........       0.14        0.32       0.13        0.39       (1.02)
                                                            -----       -----      -----       -----       -----
NET ASSET VALUE, END OF PERIOD .......................      $8.16       $8.02      $7.70       $7.57       $7.18
                                                            =====       =====      =====       =====       =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...............       3.74%       8.56%      6.13%      10.17%      (9.96)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets.... ...................       1.72%+      1.75%      1.67%       1.95%       1.76%+
Net investment income to average net assets ..........       3.94%+      4.15%      4.27%       4.40%       4.37%+
Portfolio turnover ...................................       7.56%      20.63%     33.99%      24.91%      24.86%++
NET ASSETS, END OF PERIOD
(000s omitted) .......................................      $5,713      $2,279     $4,826      $1,215        $446

-------------
See footnotes on page 57.

FINANCIAL HIGHLIGHTS
COLORADO SERIES

                                                                                         CLASS A
                                                         ------------------------------------------------------------------
                                                         SIX MONTHS                   YEAR ENDED SEPTEMBER 30,
                                                            ENDED       ---------------------------------------------------
                                                          3/31/98        1997      1996        1995        1994       1993
                                                         ----------     -----      -----       -----       -----      -----
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .................      $7.42       $7.27      $7.30       $7.09       $7.76      $7.34
                                                            -----       -----      -----       -----       -----      -----
Net investment income ................................       0.18        0.37       0.37        0.38        0.37       0.39
Net realized and unrealized
investment gain (loss)................................       0.08        0.15      (0.03)       0.21       (0.59)      0.49
                                                            -----       -----      -----       -----       -----      -----
INCREASE (DECREASE) FROM INVESTMENT
OPERATIONS ...........................................       0.26        0.52       0.34        0.59       (0.22)      0.88
Dividends paid or declared ...........................      (0.18)      (0.37)     (0.37)      (0.38)      (0.37)     (0.39)
Distributions from net gain realized .................         --          --         --          --       (0.08)     (0.07)
                                                            -----       -----      -----       -----       -----      -----
NET INCREASE (DECREASE) IN NET ASSET VALUE ...........       0.08        0.15      (0.03)       0.21       (0.67)      0.42
                                                            -----       -----      -----       -----       -----      -----
NET ASSET VALUE, END OF PERIOD .......................      $7.50       $7.42      $7.27       $7.30       $7.09      $7.76
                                                            =====       =====      =====       =====       =====      =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...............       3.55%       7.30%      4.76%       8.56%      (2.92)%    12.54%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .......................       0.90%+      0.90%      0.85%       0.93%       0.86%      0.90%
Net investment income to average net assets ..........       4.89%+      5.01%      5.07%       5.31%       5.06%      5.21%
Portfolio turnover ...................................      13.28%       3.99%     12.39%      14.70%      10.07%     14.09%
NET ASSETS, END OF PERIOD
(000s omitted) .......................................     $46,110     $49,780    $52,295     $54,858     $58,197    $67,912

                                                                                  CLASS D
                                                          ----------------------------------------------------------
                                                                                   YEAR ENDED
                                                           SIX MONTHS             SEPTEMBER 30,            2/1/94**
                                                            ENDED         ---------------------------         TO
                                                           3/31/98        1997       1996        1995       9/30/94
                                                          ----------     -----      -----       -----       -------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .................      $7.42       $7.27      $7.29       $7.09       $7.72
                                                            -----       -----      -----       -----       -----
Net investment income ................................       0.15        0.30       0.31        0.30        0.20
Net realized and unrealized
investment gain (loss) ...............................       0.08        0.15      (0.02)       0.20       (0.63)
                                                            -----       -----      -----       -----       -----
INCREASE (DECREASE) FROM INVESTMENT
OPERATIONS ...........................................       0.23        0.45       0.29        0.50       (0.43)
Dividends paid or declared ...........................      (0.15)      (0.30)     (0.31)      (0.30)      (0.20)
Distributions from net gain realized .................         --          --         --          --          --
                                                            -----       -----      -----       -----       -----
NET INCREASE (DECREASE) IN NET ASSET VALUE ...........       0.08        0.15      (0.02)       0.20       (0.63)
                                                            -----       -----      -----       -----       -----
NET ASSET VALUE, END OF PERIOD .......................      $7.50       $7.42      $7.27       $7.29       $7.09
                                                            =====       =====      =====       =====       =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...............       3.09%       6.34%      3.95%       7.26%      (5.73)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .......................       1.80%+      1.81%      1.75%       2.02%       1.78%+
Net investment income to average net assets ..........       3.99%+      4.10%      4.17%       4.23%       4.05%+
Portfolio turnover ...................................      13.28%       3.99%     12.39%      14.70%      10.07%++
NET ASSETS, END OF PERIOD
(000s omitted) .......................................        $215        $238       $255        $193         $96

-------------
See footnotes on page 57.

FINANCIAL HIGHLIGHTS

GEORGIA SERIES


                                                                                         CLASS A
                                                         ------------------------------------------------------------------
                                                         SIX MONTHS                   YEAR ENDED SEPTEMBER 30,
                                                            ENDED       ---------------------------------------------------
                                                          3/31/98        1997      1996        1995        1994       1993
                                                         ----------     -----      -----       -----       -----      -----
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .................      $8.12       $7.87      $7.81       $7.48       $8.43      $7.85
                                                            -----       -----      -----       -----       -----      -----
Net investment income ................................       0.19        0.38       0.39        0.39        0.41       0.43
Net realized and unrealized investment
gain (loss) ..........................................       0.12        0.28       0.11        0.43       (0.86)      0.62
                                                            -----       -----      -----       -----       -----      -----
INCREASE (DECREASE) FROM INVESTMENT
OPERATIONS ...........................................       0.31        0.66       0.50        0.82       (0.45)      1.05
Dividends paid or declared ...........................      (0.19)      (0.38)     (0.39)      (0.39)      (0.41)     (0.43)
Distributions from net gain realized .................      (0.03)      (0.03)     (0.05)      (0.10)      (0.09)     (0.04)
                                                            -----       -----      -----       -----       -----      -----
NET INCREASE (DECREASE) IN NET ASSET VALUE ...........       0.09        0.25       0.06        0.33       (0.95)      0.58
                                                            -----       -----      -----       -----       -----      -----
NET ASSET VALUE, END OF PERIOD .......................      $8.21       $8.12      $7.87       $7.81       $7.48      $8.43
                                                            =====       =====      =====       =====       =====      =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...............       3.85%       8.65%      6.56%      11.66%      (5.52)%    13.96%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .......................       0.88%+      0.89%      0.83%       0.91%       0.73%      0.63%
Net investment income to average net assets ..........       4.63%+      4.82%      4.94%       5.26%       5.21%      5.34%
Portfolio turnover ...................................       2.89%      12.28%     16.24%       3.36%      19.34%     12.45%
NET ASSETS, END OF PERIOD
(000s omitted) .......................................     $47,476     $50,614    $50,995     $57,678     $61,466    $64,650
Without management fee waiver:*
  Net investment income per share ....................                                         $0.39       $0.40      $0.40
  Ratios:
  Expenses to average net assets .....................                                          0.96%       0.93%      0.93%
  Net investment income to average net assets ........                                          5.21%       5.01%      5.04%

                                                                                  CLASS D
                                                          ----------------------------------------------------------
                                                                                   YEAR ENDED
                                                           SIX MONTHS             SEPTEMBER 30,            2/1/94**
                                                            ENDED         ---------------------------         TO
                                                           3/31/98        1997       1996        1995       9/30/94
                                                          ----------     -----      -----       -----       -------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .................      $8.13       $7.88      $7.82       $7.49       $8.33
                                                            -----       -----      -----       -----       -----
Net investment income ................................       0.15        0.31       0.32        0.32        0.22
Net realized and unrealized
investment gain (loss) ...............................       0.13        0.28       0.11        0.43       (0.84)
                                                            -----       -----      -----       -----       -----
INCREASE (DECREASE) FROM INVESTMENT
OPERATIONS ...........................................       0.28        0.59       0.43        0.75       (0.62)
Dividends paid or declared ...........................      (0.15)      (0.31)     (0.32)      (0.32)      (0.22)
Distributions from net gain realized .................      (0.03)      (0.03)     (0.05)      (0.10)         --
                                                            -----       -----      -----       -----       -----
NET INCREASE (DECREASE) IN NET ASSET VALUE ...........       0.10        0.25       0.06        0.33       (0.84)
                                                            -----       -----      -----       -----       -----
NET ASSET VALUE, END OF PERIOD .......................      $8.23       $8.13      $7.88       $7.82       $7.49
                                                            =====       =====      =====       =====       =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...............       3.51%       7.67%      5.60%      10.58%      (7.57)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .......................       1.79%+      1.79%      1.73%       1.90%       1.76%+
Net investment income to average net assets ..........       3.72%+      3.92%      4.03%       4.28%       4.28%+
Portfolio turnover ...................................       2.89%      12.28%     16.24%       3.36%      19.34%++
NET ASSETS, END OF PERIOD
(000s omitted) .......................................      $2,879      $2,640     $2,327      $2,079        $849
Without management fee waiver:*
  Net investment income per share ....................                                         $0.31       $0.21
  Ratios:
  Expenses to average net assets .....................                                          1.95%       1.90%+
  Net investment income to average net assets ........                                          4.23%       4.15%+

-------------
See footnotes on page 57.

FINANCIAL HIGHLIGHTS

LOUISIANA SERIES

                                                                                         CLASS A
                                                         ------------------------------------------------------------------
                                                         SIX MONTHS                   YEAR ENDED SEPTEMBER 30,
                                                            ENDED       ---------------------------------------------------
                                                          3/31/98        1997      1996        1995        1994       1993
                                                         ----------     -----      -----       -----       -----      -----
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .................      $8.28       $8.16      $8.14       $7.94       $8.79      $8.38
                                                            -----       -----      -----       -----       -----      -----
Net investment income ................................       0.20        0.41       0.42        0.43        0.44       0.46
Net realized and unrealized
investment gain (loss) ...............................       0.09        0.23       0.08        0.34       (0.77)      0.51
                                                            -----       -----      -----       -----       -----      -----
INCREASE (DECREASE) FROM INVESTMENT
OPERATIONS ...........................................       0.29        0.64       0.50        0.77       (0.33)      0.97
Dividends paid or declared ...........................      (0.20)      (0.41)     (0.42)      (0.43)      (0.44)     (0.46)
Distributions from net gain realized .................      (0.01)      (0.11)     (0.06)      (0.14)      (0.08)     (0.10)
                                                            -----       -----      -----       -----       -----      -----
NET INCREASE (DECREASE) IN NET ASSET VALUE ...........       0.08        0.12       0.02        0.20       (0.85)      0.41
                                                            -----       -----      -----       -----       -----      -----
NET ASSET VALUE, END OF PERIOD .......................      $8.36       $8.28      $8.16       $8.14       $7.94      $8.79
                                                            =====       =====      =====       =====       =====      =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...............       3.63%       8.17%      6.32%      10.30%      (3.83)%    12.10%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .......................       0.86%+      0.86%      0.82%       0.89%       0.87%      0.87%
Net investment income to average net assets ..........       4.91%+      5.08%      5.15%       5.44%       5.31%      5.40%
Portfolio turnover ...................................       4.46%      16.08%     10.08%       4.82%      17.16%      9.21%
NET ASSETS, END OF PERIOD
(000s omitted) .......................................     $56,068     $56,199    $57,264     $61,988     $61,441    $67,529


                                                                                  CLASS D
                                                          ----------------------------------------------------------
                                                                                   YEAR ENDED
                                                           SIX MONTHS             SEPTEMBER 30,            2/1/94**
                                                            ENDED         ---------------------------         TO
                                                           3/31/98        1997       1996        1995       9/30/94
                                                          ----------     -----      -----       -----       -------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .................      $8.27       $8.16      $8.14       $7.94       $8.73
                                                            -----       -----      -----       -----       -----
Net investment income ................................       0.17        0.34       0.35        0.35        0.24
Net realized and unrealized
investment gain (loss) ...............................       0.09        0.22       0.08        0.34       (0.79)
                                                            -----       -----      -----       -----       -----
INCREASE (DECREASE) FROM INVESTMENT
OPERATIONS ...........................................       0.26        0.56       0.43        0.69       (0.55)
Dividends paid or declared ...........................      (0.17)      (0.34)     (0.35)      (0.35)      (0.24)
Distributions from net gain realized .................      (0.01)      (0.11)     (0.06)      (0.14)         --
                                                            -----       -----      -----       -----       -----
NET INCREASE (DECREASE) IN NET ASSET VALUE ...........       0.08        0.11       0.02        0.20       (0.79)
                                                            -----       -----      -----       -----       -----
NET ASSET VALUE, END OF PERIOD .......................      $8.35       $8.27      $8.16       $8.14       $7.94
                                                            =====       =====      =====       =====       =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...............       3.17%       7.07%      5.37%       9.17%      (6.45)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .......................       1.76%+      1.76%      1.72%       1.91%       1.78%+
Net investment income to average net assets ..........       4.01%+      4.18%      4.25%       4.41%       4.33%+
Portfolio turnover ...................................       4.46%      16.08%     10.08%       4.82%      17.16%++
NET ASSETS, END OF PERIOD
(000s omitted) .......................................        $497        $509       $389        $465        $704

-------------
See footnotes on page 57.

FINANCIAL HIGHLIGHTS

MARYLAND SERIES

                                                                                         CLASS A
                                                         ------------------------------------------------------------------
                                                         SIX MONTHS                   YEAR ENDED SEPTEMBER 30,
                                                            ENDED       ---------------------------------------------------
                                                          3/31/98        1997      1996        1995        1994       1993
                                                         ----------     -----      -----       -----       -----      -----
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .................      $8.14       $7.99      $7.96       $7.71       $8.64      $8.15
                                                            -----       -----      -----       -----       -----      -----
Net investment income ................................       0.20        0.40       0.40        0.41        0.42       0.44
Net realized and unrealized
investment gain (loss) ...............................       0.10        0.19       0.06        0.38       (0.76)      0.59
                                                            -----       -----      -----       -----       -----      -----
INCREASE (DECREASE) FROM INVESTMENT
OPERATIONS ...........................................       0.30        0.59       0.46        0.79       (0.34)      1.03
Dividends paid or declared ...........................      (0.20)      (0.40)     (0.40)      (0.41)      (0.42)     (0.44)
Distributions from net gain realized .................      (0.05)      (0.04)     (0.03)      (0.13)      (0.17)     (0.10)
                                                            -----       -----      -----       -----       -----      -----
NET INCREASE (DECREASE) IN NET ASSET VALUE ...........       0.05        0.15       0.03        0.25       (0.93)      0.49
                                                            -----       -----      -----       -----       -----      -----
NET ASSET VALUE, END OF PERIOD .......................      $8.19       $8.14      $7.99       $7.96       $7.71      $8.64
                                                            =====       =====      =====       =====       =====      =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...............       3.70%       7.64%      6.00%      10.90%      (4.08)%    13.23%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .......................       0.88%+      0.90%      0.84%       0.96%       0.92%      0.97%
Net investment income to average net assets ..........       4.92%+      4.99%      5.05%       5.31%       5.17%      5.28%
Portfolio turnover ...................................         --       14.79%      5.56%       3.63%      17.68%     14.10%
NET ASSETS, END OF PERIOD
(000s omitted) .......................................     $52,330     $52,549    $54,041     $56,290     $57,263   $64,472


                                                                                  CLASS D
                                                          ----------------------------------------------------------
                                                                                   YEAR ENDED
                                                           SIX MONTHS             SEPTEMBER 30,            2/1/94**
                                                            ENDED         ---------------------------         TO
                                                           3/31/98        1997       1996        1995       9/30/94
                                                          ----------     -----      -----       -----       -------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .................      $8.15       $7.99      $7.97       $7.72       $8.46
                                                            -----       -----      -----       -----       -----
Net investment income ................................       0.16        0.33       0.33        0.33        0.23
Net realized and unrealized
investment gain (loss) ...............................       0.09        0.20       0.05        0.38       (0.74)
                                                            -----       -----      -----       -----       -----
INCREASE (DECREASE) FROM INVESTMENT
OPERATIONS ...........................................       0.25        0.53       0.38        0.71       (0.51)
Dividends paid or declared ...........................      (0.16)      (0.33)     (0.33)      (0.33)      (0.23)
Distributions from net gain realized .................      (0.05)      (0.04)     (0.03)      (0.13)         --
                                                            -----       -----      -----       -----       -----
NET INCREASE (DECREASE) IN NET ASSET VALUE ...........       0.04        0.16       0.02        0.25       (0.74)
                                                            -----       -----      -----       -----       -----
NET ASSET VALUE, END OF PERIOD .......................      $8.19       $8.15      $7.99       $7.97       $7.72
                                                            =====       =====      =====       =====       =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...............       3.11%       6.80%      4.91%       9.75%      (6.21)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .......................       1.78%+      1.81%      1.72%       2.02%       1.80%+
Net investment income to average net assets ..........       4.02%+      4.08%      4.14%       4.27%       4.26%+
Portfolio turnover ...................................         --       14.79%      5.56%       3.63%      17.68%++
NET ASSETS, END OF PERIOD
(000s omitted) .......................................      $2,283      $2,063     $2,047        $630        $424

-------------
See footnotes on page 57.

FINANCIAL HIGHLIGHTS

MASSACHUSETTS SERIES

                                                                                         CLASS A
                                                         ------------------------------------------------------------------
                                                         SIX MONTHS                   YEAR ENDED SEPTEMBER 30,
                                                            ENDED       ---------------------------------------------------
                                                          3/31/98        1997      1996        1995        1994       1993
                                                         ----------     -----      -----       -----       -----      -----
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .................      $7.99       $7.85      $7.91       $7.66       $8.54      $8.06
                                                            -----       -----      -----       -----       -----      -----
Net investment income ................................       0.20        0.40       0.41        0.42        0.44       0.47
Net realized and unrealized
investment gain (loss) ...............................       0.14        0.22       0.05        0.28       (0.67)      0.55
                                                            -----       -----      -----       -----       -----      -----
INCREASE (DECREASE) FROM INVESTMENT
OPERATIONS ...........................................       0.34        0.62       0.46        0.70       (0.23)      1.02
Dividends paid or declared ...........................      (0.20)      (0.40)     (0.41)      (0.42)      (0.44)     (0.47)
Distributions from net gain realized .................      (0.09)      (0.08)     (0.11)      (0.03)      (0.21)     (0.07)
                                                            -----       -----      -----       -----       -----      -----
NET INCREASE (DECREASE) IN NET ASSET VALUE ...........       0.05        0.14      (0.06)       0.25       (0.88)      0.48
                                                            -----       -----      -----       -----       -----      -----
NET ASSET VALUE, END OF PERIOD .......................      $8.04       $7.99      $7.85       $7.91       $7.66      $8.54
                                                            =====       =====      =====       =====       =====      =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...............       4.32%       8.11%      5.97%       9.58%      (2.94)%    13.18%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .......................       0.80%+      0.84%      0.80%       0.86%       0.85%      0.88%
Net investment income to average net assets ..........       4.89%+      5.06%      5.24%       5.51%       5.46%      5.65%
Portfolio turnover ...................................      10.80%      29.26%     26.30%      16.68%      12.44%     20.66%
NET ASSETS, END OF PERIOD
(000s omitted) .......................................    $103,704    $110,011   $109,872    $115,711    $120,149   $139,504

                                                                                  CLASS D
                                                          ----------------------------------------------------------
                                                                                   YEAR ENDED
                                                           SIX MONTHS             SEPTEMBER 30,            2/1/94**
                                                            ENDED         ---------------------------         TO
                                                           3/31/98        1997       1996        1995       9/30/94
                                                          ----------     -----      -----       -----       -------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .................      $7.99       $7.84      $7.90       $7.66       $8.33
                                                            -----       -----      -----       -----       -----
Net investment income ................................       0.16        0.33       0.34        0.34        0.24
Net realized and unrealized
investment gain (loss) ...............................       0.13        0.23       0.05        0.27       (0.67)
                                                            -----       -----      -----       -----       -----
INCREASE (DECREASE) FROM INVESTMENT
OPERATIONS ...........................................       0.29        0.56       0.39        0.61       (0.43)
Dividends paid or declared ...........................      (0.16)      (0.33)     (0.34)      (0.34)      (0.24)
Distributions from net gain realized .................      (0.09)      (0.08)     (0.11)      (0.03)        --
                                                            -----       -----      -----       -----       -----
NET INCREASE (DECREASE) IN NET ASSET VALUE ...........       0.04        0.15      (0.06)       0.24       (0.67)
                                                            -----       -----      -----       -----       -----
NET ASSET VALUE, END OF PERIOD .......................      $8.03       $7.99      $7.84       $7.90       $7.66
                                                            =====       =====      =====       =====       =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...............       3.72%       7.29%      5.01%       8.33%      (5.34)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .......................       1.71%+      1.74%      1.70%       1.95%       1.78%+
Net investment income to average net assets ..........       3.98%+      4.16%      4.32%       4.47%       4.52%+
Portfolio turnover ...................................      10.80%      29.26%     26.30%      16.68%      12.44%++
NET ASSETS, END OF PERIOD
(000s omitted) .......................................      $1,450      $1,245     $1,405        $809      $1,099

-------------
See footnotes on page 57.

FINANCIAL HIGHLIGHTS

MICHIGAN SERIES

                                                                                         CLASS A
                                                         ------------------------------------------------------------------
                                                         SIX MONTHS                   YEAR ENDED SEPTEMBER 30,
                                                            ENDED       ---------------------------------------------------
                                                          3/31/98        1997      1996        1995        1994       1993
                                                         ----------     -----      -----       -----       -----      -----
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .................      $8.60       $8.46      $8.54       $8.28       $9.08      $8.68
                                                            -----       -----      -----       -----       -----      -----
Net investment income ................................       0.21        0.43       0.45        0.46        0.46       0.47
Net realized and unrealized
investment gain (loss) ...............................       0.11        0.23       0.06        0.30       (0.71)      0.59
                                                            -----       -----      -----       -----       -----      -----
INCREASE (DECREASE) FROM INVESTMENT
OPERATIONS ...........................................       0.32        0.66       0.51        0.76       (0.25)      1.06
Dividends paid or declared ...........................      (0.21)      (0.43)     (0.45)      (0.46)      (0.46)     (0.47)
Distributions from net gain realized .................      (0.07)      (0.09)     (0.14)      (0.04)      (0.09)     (0.19)
                                                            -----       -----      -----       -----       -----      -----
NET INCREASE (DECREASE) IN NET ASSET VALUE ...........       0.04        0.14      (0.08)       0.26       (0.80)      0.40
                                                            -----       -----      -----       -----       -----      -----
NET ASSET VALUE, END OF PERIOD .......................      $8.64       $8.60      $8.46       $8.54       $8.28      $9.08
                                                            =====       =====      =====       =====       =====      =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...............       3.79%       8.16%      6.16%       9.56%      (2.90)%    12.97%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .......................       0.78%+      0.81%      0.78%       0.87%       0.84%      0.83%
Net investment income to average net assets ..........       4.84%+      5.13%      5.29%       5.50%       5.32%      5.41%
Portfolio turnover ...................................      11.92%      10.98%     19.62%      20.48%      10.06%      6.33%
NET ASSETS, END OF PERIOD
(000s omitted) .......................................    $144,117    $143,370   $148,178    $151,589    $151,095   $164,638


                                                                                  CLASS D
                                                          ----------------------------------------------------------
                                                                                   YEAR ENDED
                                                           SIX MONTHS             SEPTEMBER 30,            2/1/94**
                                                            ENDED         ---------------------------         TO
                                                           3/31/98        1997       1996        1995       9/30/94
                                                          ----------     -----      -----       -----       -------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .................      $8.59       $8.45      $8.54       $8.28       $9.01
                                                            -----       -----      -----       -----       -----
Net investment income ................................       0.17        0.36       0.37        0.37        0.25
Net realized and unrealized
investment gain (loss) ...............................       0.11        0.23       0.05        0.30       (0.73)
                                                            -----       -----      -----       -----       -----
INCREASE (DECREASE) FROM INVESTMENT
OPERATIONS ...........................................       0.28        0.59       0.42        0.67       (0.48)
Dividends paid or declared ...........................      (0.17)      (0.36)     (0.37)      (0.37)      (0.25)
Distributions from net gain realized .................      (0.07)      (0.09)     (0.14)      (0.04)         --
                                                            -----       -----      -----       -----       -----
NET INCREASE (DECREASE) IN NET ASSET VALUE ...........       0.04        0.14      (0.09)       0.26       (0.73)
                                                            -----       -----      -----       -----       -----
NET ASSET VALUE, END OF PERIOD .......................      $8.63       $8.59      $8.45       $8.54       $8.28
                                                            =====       =====      =====       =====       =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...............       3.33%       7.19%      5.09%       8.36%      (5.47)%

RATIOS/SUPPLEMENTAL DATA:
EXPENSES TO AVERAGE NET ASSETS .......................       1.69%+      1.71%      1.68%       2.01%       1.75%+
Net investment income to average net assets ..........       3.93%+      4.23%      4.39%       4.40%       4.40%+
Portfolio turnover ...................................      11.92%      10.98%     19.62%      20.48%      10.06%++
NET ASSETS, END OF PERIOD
(000s omitted) .......................................      $1,642      $1,845     $1,486      $1,172        $671

-------------
See footnotes on page 57.

FINANCIAL HIGHLIGHTS

MINNESOTA SERIES

                                                                                         CLASS A
                                                         ------------------------------------------------------------------
                                                         SIX MONTHS                   YEAR ENDED SEPTEMBER 30,
                                                            ENDED       ---------------------------------------------------
                                                          3/31/98        1997      1996        1995        1994       1993
                                                         ----------     -----      -----       -----       -----      -----
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .................      $7.79       $7.68      $7.82       $7.72       $8.28      $7.89
                                                            -----       -----      -----       -----       -----      -----
NET INVESTMENT INCOME ................................       0.19        0.40       0.42        0.45        0.45       0.47
Net realized and unrealized
investment gain (loss) ...............................       0.04        0.11      (0.12)       0.11       (0.44)      0.51
                                                            -----       -----      -----       -----       -----      -----
INCREASE FROM INVESTMENT
OPERATIONS ...........................................       0.23        0.51       0.30        0.56        0.01       0.98
Dividends paid or declared ...........................      (0.19)      (0.40)     (0.42)      (0.45)      (0.45)     (0.47)
Distributions from net gain realized .................      (0.01)         --      (0.02)      (0.01)      (0.12)     (0.12)
                                                            -----       -----      -----       -----       -----      -----
NET INCREASE (DECREASE) IN NET ASSET VALUE ...........       0.03        0.11      (0.14)       0.10       (0.56)      0.39
                                                            -----       -----      -----       -----       -----      -----
NET ASSET VALUE, END OF PERIOD .......................      $7.82       $7.79      $7.68       $7.82       $7.72      $8.28
                                                            =====       =====      =====       =====       =====      =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...............       2.99%       6.85%      3.99%       7.61%       0.12%     13.06%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .......................       0.82%+      0.85%      0.81%       0.87%       0.85%      0.90%
Net investment income to average net assets ..........       4.94%+      5.21%      5.47%       5.89%       5.70%      5.89%
Portfolio turnover ...................................       8.48%       6.88%     26.89%       5.57%       3.30%      5.73%
NET ASSETS, END OF PERIOD
(000s omitted) .......................................    $121,449    $121,674   $126,173    $132,716    $134,990   $144,600

                                                                                  CLASS D
                                                          ----------------------------------------------------------
                                                                                   YEAR ENDED
                                                           SIX MONTHS             SEPTEMBER 30,            2/1/94**
                                                            ENDED         ---------------------------         TO
                                                           3/31/98        1997       1996        1995       9/30/94
                                                          ----------     -----      -----       -----       -------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .................      $7.79       $7.68      $7.82       $7.73       $8.22
                                                            -----       -----      -----       -----       -----
NET INVESTMENT INCOME.................................       0.16        0.33       0.35        0.38        0.25
Net realized and unrealized
investment gain (loss) ...............................       0.04        0.11      (0.12)       0.10       (0.49)
                                                            -----       -----      -----       -----       -----
INCREASE (DECREASE) FROM INVESTMENT
OPERATIONS ...........................................       0.20        0.44       0.23        0.48       (0.24)
Dividends paid or declared ...........................      (0.16)      (0.33)     (0.35)      (0.38)      (0.25)
Distributions from net gain realized .................      (0.01)         --      (0.02)      (0.01)         --
                                                            -----       -----      -----       -----       -----
NET INCREASE (DECREASE) IN NET ASSET VALUE ...........       0.03        0.11      (0.14)       0.09       (0.49)
                                                            -----       -----      -----       -----       -----
NET ASSET VALUE, END OF PERIOD .......................      $7.82       $7.79      $7.68       $7.82       $7.73
                                                            =====       =====      =====       =====       =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...............       2.53%       5.89%      3.06%       6.45%      (3.08)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .......................       1.73%+      1.75%      1.71%       1.85%       1.74%+
Net investment income to average net assets ..........       4.03%+      4.31%      4.57%       4.92%       4.68%+
Portfolio turnover ...................................       8.48%       6.88%     26.89%       5.57%       3.30%++
NET ASSETS, END OF PERIOD
(000s omitted) .......................................      $1,807      $1,799     $2,036      $2,237      $1,649

-------------
See footnotes on page 57.

FINANCIAL HIGHLIGHTS

MISSOURI SERIES

                                                                                         CLASS A
                                                         ------------------------------------------------------------------
                                                         SIX MONTHS                   YEAR ENDED SEPTEMBER 30,
                                                            ENDED       ---------------------------------------------------
                                                          3/31/98        1997      1996        1995        1994       1993
                                                         ----------     -----      -----       -----       -----      -----
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .................      $7.82       $7.71      $7.70       $7.41       $8.31      $7.80
                                                            -----       -----      -----       -----       -----      -----
Net investment income ................................       0.18        0.38       0.39        0.40        0.40       0.42
Net realized and unrealized
investment gain (loss) ...............................       0.08        0.19       0.08        0.36       (0.79)      0.57
                                                            -----       -----      -----       -----       -----      -----
INCREASE (DECREASE) FROM INVESTMENT
OPERATIONS ...........................................       0.26        0.57       0.47        0.76       (0.39)      0.99
Dividends paid or declared ...........................      (0.18)      (0.38)     (0.39)      (0.40)      (0.40)     (0.42)
Distributions from net gain realized .................      (0.07)      (0.08)     (0.07)      (0.07)      (0.11)     (0.06)
                                                            -----       -----      -----       -----       -----      -----
NET INCREASE (DECREASE) IN NET ASSET VALUE ...........       0.01        0.11       0.01        0.29       (0.90)      0.51
                                                            -----       -----      -----       -----       -----      -----
NET ASSET VALUE, END OF PERIOD .......................      $7.83       $7.82      $7.71       $7.70       $7.41      $8.31
                                                            =====       =====      =====       =====       =====      =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...............       3.34%       7.70%      6.27%      10.67%      (4.85)%    13.17%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .......................       0.89%+      0.89%      0.86%       0.88%       0.74%      0.71%
Net investment income to average net assets ..........       4.69%+      4.93%      5.03%       5.31%       5.18%      5.29%
Portfolio turnover ...................................      13.60%       6.47%      8.04%       3.88%      14.33%     17.03%
NET ASSETS, END OF PERIOD
(000s omitted) .......................................     $52,323     $52,766    $49,941     $51,169     $52,621    $56,861
Without management fee waiver:*
  Net investment income per share ....................                                         $0.39       $0.39      $0.41
  Ratios:
  Expenses to average net assets .....................                                          0.93%       0.88%      0.91%
  Net investment income to average net assets ........                                          5.26%       5.04%      5.09%


                                                                                  CLASS D
                                                          ----------------------------------------------------------
                                                                                   YEAR ENDED
                                                           SIX MONTHS             SEPTEMBER 30,            2/1/94**
                                                            ENDED         ---------------------------         TO
                                                           3/31/98        1997       1996        1995       9/30/94
                                                          ----------     -----      -----       -----       -------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .................      $7.82       $7.72      $7.70       $7.41       $8.20
                                                            -----       -----      -----       -----       -----
Net investment income ................................       0.15        0.31       0.32        0.32        0.22
Net realized and unrealized
investment gain (loss) ...............................       0.08        0.18       0.09        0.36       (0.79)
                                                            -----       -----       -----      -----       -----
INCREASE (DECREASE) FROM INVESTMENT
OPERATIONS ...........................................       0.23        0.49       0.41        0.68       (0.57)
Dividends paid or declared ...........................      (0.15)      (0.31)     (0.32)      (0.32)      (0.22)
Distributions from net gain realized .................      (0.07)      (0.08)     (0.07)      (0.07)         --
                                                            -----       -----      -----       -----       -----
NET INCREASE (DECREASE) IN NET ASSET VALUE ...........       0.01        0.10       0.02        0.29       (0.79)
                                                            -----       -----      -----       -----       -----
NET ASSET VALUE, END OF PERIOD .......................      $7.83       $7.82      $7.72       $7.70       $7.41
                                                            =====       =====      =====       =====       =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...............       2.88%       6.60%      5.46%       9.49%      (7.16)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .......................       1.79%+      1.80%      1.76%       1.98%       1.70%+
Net investment income to average net assets ..........       3.79%+      4.02%      4.13%       4.23%       4.27%+
Portfolio turnover ...................................      13.60%       6.47%      8.04%       3.88%      14.33%++
NET ASSETS, END OF PERIOD
(000s omitted) .......................................        $339        $474       $565        $515        $350
Without management fee waiver:*
  Net investment income per share ....................                                         $0.32       $0.22
  Ratios:
  Expenses to average net assets .....................                                          2.03%       1.80%+
  Net investment income to average net assets ........                                          4.18%       4.17%+

-------------
See footnotes on page 57.

FINANCIAL HIGHLIGHTS

NEW YORK SERIES

                                                                                         CLASS A
                                                         ------------------------------------------------------------------
                                                         SIX MONTHS                   YEAR ENDED SEPTEMBER 30,
                                                            ENDED       ---------------------------------------------------
                                                          3/31/98        1997      1996        1995        1994       1993
                                                         ----------     -----      -----       -----       -----      -----
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .................      $8.28       $7.98      $7.86       $7.67       $8.75      $8.13
                                                            -----       -----      -----       -----       -----      -----
Net investment income ................................       0.20        0.41       0.42        0.42        0.43       0.45
Net realized and unrealized
investment gain (loss) ...............................       0.14        0.32       0.12        0.36       (0.88)      0.74
                                                            -----       -----      -----       -----       -----      -----
INCREASE (DECREASE) FROM INVESTMENT
OPERATIONS ...........................................       0.34        0.73       0.54        0.78       (0.45)      1.19
Dividends paid or declared ...........................      (0.20)      (0.41)     (0.42)      (0.42)      (0.43)     (0.45)
Distributions from net gain realized .................      (0.08)      (0.02)        --       (0.17)      (0.20)     (0.12)
                                                            -----       -----      -----       -----       -----      -----
NET INCREASE (DECREASE) IN NET ASSET VALUE ...........       0.06        0.30       0.12        0.19       (1.08)      0.62
                                                            -----       -----      -----       -----       -----      -----
NET ASSET VALUE, END OF PERIOD .......................      $8.34       $8.28      $7.98       $7.86       $7.67      $8.75
                                                            =====       =====      =====       =====       =====      =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...............       4.21%       9.45%      6.97%      10.93%      (5.37)%    15.26%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .......................       0.80%+      0.82%      0.77%       0.88%       0.87%      0.94%
Net investment income to average net assets ..........       4.83%+      5.09%      5.24%       5.52%       5.31%      5.37%
Portfolio turnover ...................................      20.49%      23.83%     25.88%      34.05%      28.19%     27.90%
NET ASSETS, END OF PERIOD
(000s omitted) .......................................     $82,965     $83,528    $82,719     $83,980     $90,914   $104,685



                                                                                  CLASS D
                                                          ----------------------------------------------------------
                                                                                   YEAR ENDED
                                                           SIX MONTHS             SEPTEMBER 30,            2/1/94**
                                                            ENDED         ---------------------------         TO
                                                           3/31/98        1997       1996        1995       9/30/94
                                                          ----------     -----      -----       -----       -------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .................      $8.29       $7.98      $7.87       $7.67       $8.55
                                                            -----       -----      -----       -----       -----
Net investment income ................................       0.16        0.34       0.34        0.34        0.23
Net realized and unrealized
investment gain (loss) ...............................       0.13        0.33       0.11        0.37       (0.88)
                                                            -----       -----      -----       -----       -----
INCREASE (DECREASE) FROM INVESTMENT
OPERATIONS ...........................................       0.29        0.67       0.45        0.71       (0.65)
Dividends paid or declared ...........................      (0.16)      (0.34)     (0.34)      (0.34)      (0.23)
Distributions from net gain realized .................      (0.08)      (0.02)        --       (0.17)         --
                                                            -----       -----      -----       -----       -----
NET INCREASE (DECREASE) IN NET ASSET VALUE ...........       0.05        0.31       0.11        0.20       (0.88)
                                                            -----       -----      -----       -----       -----
NET ASSET VALUE, END OF PERIOD .......................      $8.34       $8.29      $7.98       $7.87       $7.67
                                                            =====       =====      =====       =====       =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...............       3.61%       8.60%      5.86%       9.87%      (7.73)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .......................       1.71%+      1.73%      1.68%       1.96%       1.81%+
Net investment income to average net assets ..........       3.92%+      4.18%      4.33%       4.42%       4.39%+
Portfolio turnover ...................................      20.49%      23.83%     25.88%      34.05%      28.19%++
NET ASSETS, END OF PERIOD
(000s omitted) .......................................      $1,691      $1,572     $1,152        $885        $476

-------------
See footnotes on page 57.

FINANCIAL HIGHLIGHTS

OHIO SERIES

                                                                                         CLASS A
                                                         ------------------------------------------------------------------
                                                         SIX MONTHS                   YEAR ENDED SEPTEMBER 30,
                                                            ENDED       ---------------------------------------------------
                                                          3/31/98        1997      1996        1995        1994       1993
                                                         ----------     -----      -----       -----       -----      -----
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .................      $8.19       $8.09      $8.11       $7.90       $8.77      $8.28
                                                            -----       -----      -----       -----       -----      -----
Net investment income ................................       0.20        0.42       0.43        0.44        0.44       0.46
Net realized and unrealized
investment gain (loss) ...............................       0.10        0.17       0.02        0.28       (0.70)      0.56
                                                            -----       -----      -----       -----       -----      -----
INCREASE (DECREASE) FROM INVESTMENT
OPERATIONS ...........................................       0.30        0.59       0.45        0.72       (0.26)      1.02
Dividends paid or declared ...........................      (0.20)      (0.42)     (0.43)      (0.44)      (0.44)     (0.46)
Distributions from net gain realized .................      (0.11)      (0.07)     (0.04)      (0.07)      (0.17)     (0.07)
                                                            -----       -----      -----       -----       -----      -----
NET INCREASE (DECREASE) IN NET ASSET VALUE ...........      (0.01)       0.10      (0.02)       0.21       (0.87)      0.49
                                                            -----       -----      -----       -----       -----      -----
NET ASSET VALUE, END OF PERIOD .......................      $8.18       $8.19      $8.09       $8.11       $7.90      $8.77
                                                            =====       =====      =====       =====       =====      =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...............       3.73%       7.54%      5.68%       9.59%      (3.08)%    12.81%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .......................       0.78%+      0.81%      0.77%       0.84%       0.84%      0.85%
Net investment income to average net assets ..........       4.97%+      5.19%      5.32%       5.56%       5.34%      5.44%
Portfolio turnover ...................................      19.77%      11.76%     12.90%       2.96%       9.37%     30.68%
NET ASSETS, END OF PERIOD
(000s omitted) .......................................    $152,730    $154,419   $162,243    $170,191    $171,469   $190,083


                                                                                  CLASS D
                                                          ----------------------------------------------------------
                                                                                   YEAR ENDED
                                                           SIX MONTHS             SEPTEMBER 30,            2/1/94**
                                                            ENDED         ---------------------------         TO
                                                           3/31/98        1997       1996        1995       9/30/94
                                                          ----------     -----      -----       -----       -------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .................      $8.23       $8.13      $8.15       $7.92       $8.61
                                                            -----       -----      -----       -----       -----
Net investment income ................................       0.17        0.35       0.36        0.36        0.24
Net realized and unrealized
investment gain (loss) ...............................       0.10        0.17       0.02        0.30       (0.69)
                                                            -----       -----      -----       -----       -----
INCREASE (DECREASE) FROM INVESTMENT
OPERATIONS ...........................................       0.27        0.52       0.38        0.66       (0.45)
Dividends paid or declared ...........................      (0.17)      (0.35)     (0.36)      (0.36)      (0.24)
Distributions from net gain realized .................      (0.11)      (0.07)     (0.04)      (0.07)         --
                                                            -----       -----      -----       -----       -----
NET INCREASE (DECREASE) IN NET ASSET VALUE ...........      (0.01)       0.10      (0.02)       0.23       (0.69)
                                                            -----       -----      -----       -----       -----
NET ASSET VALUE, END OF PERIOD .......................      $8.22       $8.23      $8.13       $8.15       $7.92
                                                            =====       =====      =====       =====       =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...............       3.26%       6.57%      4.74%       8.67%      (5.36)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .......................       1.69%+      1.71%      1.67%       1.93%       1.78%+
Net investment income to average net assets ..........       4.06%+      4.29%      4.42%       4.48%       4.41%+
Portfolio turnover ...................................      19.77%      11.76%     12.90%       2.96%       9.37%++
NET ASSETS, END OF PERIOD
(000s omitted) .......................................      $1,249      $1,160     $1,011        $660        $324

-------------
See footnotes on page 57.

FINANCIAL HIGHLIGHTS

OREGON SERIES

                                                                                         CLASS A
                                                         ------------------------------------------------------------------
                                                         SIX MONTHS                   YEAR ENDED SEPTEMBER 30,
                                                            ENDED       ---------------------------------------------------
                                                          3/31/98        1997      1996        1995        1994       1993
                                                         ----------     -----      -----       -----       -----      -----
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .................      $7.87       $7.65      $7.66       $7.43       $8.08      $7.60
                                                            -----       -----      -----       -----       -----      -----
Net investment income ................................       0.18        0.38       0.40        0.40        0.40       0.42
Net realized and unrealized
investment gain (loss) ...............................       0.11        0.26         --        0.25       (0.59)      0.48
                                                            -----       -----      -----       -----       -----      -----
INCREASE (DECREASE) FROM INVESTMENT
OPERATIONS ...........................................       0.29        0.64       0.40        0.65       (0.19)      0.90
Dividends paid or declared ...........................      (0.18)      (0.38)     (0.40)      (0.40)      (0.40)     (0.42)
Distributions from net gain realized .................      (0.10)      (0.04)     (0.01)      (0.02)      (0.06)        --
                                                            -----       -----      -----       -----       -----      -----
NET INCREASE (DECREASE) IN NET ASSET VALUE ...........       0.01        0.22      (0.01)       0.23       (0.65)      0.48
                                                            -----       -----      -----       -----       -----      -----
NET ASSET VALUE, END OF PERIOD .......................      $7.88       $7.87      $7.65       $7.66       $7.43      $8.08
                                                            =====       =====      =====       =====       =====      =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...............       3.79%       8.60%      5.27%       9.05%      (2.38)%    12.21%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .......................       0.86%+      0.90%      0.86%       0.86%       0.78%      0.78%
Net investment income to average net assets ..........       4.69%+      4.88%      5.18%       5.40%       5.20%      5.35%
Portfolio turnover ...................................       3.89%      19.46%     28.65%       2.47%       9.43%      8.08%
NET ASSETS, END OF PERIOD
(000s omitted) .......................................     $55,372     $55,239    $57,345     $59,549     $59,884    $62,095
Without management fee waiver:*
  Net investment income per share ....................                                         $0.40       $0.39      $0.41
  Ratios:
  Expenses to average net assets .....................                                          0.91%       0.89%      0.93%
  Net investment income to average net assets ........                                          5.35%       5.09%      5.20%

                                                                                  CLASS D
                                                          ----------------------------------------------------------
                                                                                   YEAR ENDED
                                                           SIX MONTHS             SEPTEMBER 30,            2/1/94**
                                                            ENDED         ---------------------------         TO
                                                           3/31/98        1997       1996        1995       9/30/94
                                                          ----------     -----      -----       -----       -------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .................      $7.87       $7.64      $7.65       $7.43       $8.02
                                                            -----       -----      -----       -----       -----
Net investment income ................................       0.15        0.31       0.33        0.33        0.22
Net realized and unrealized
investment gain (loss) ...............................       0.10        0.27         --        0.24       (0.59)
                                                            -----       -----      -----       -----       -----
INCREASE (DECREASE) FROM INVESTMENT
OPERATIONS ...........................................       0.25        0.58       0.33        0.57       (0.37)
Dividends paid or declared ...........................      (0.15)      (0.31)     (0.33)      (0.33)      (0.22)
Distributions from net gain realized .................      (0.10)      (0.04)     (0.01)      (0.02)         --
                                                            -----       -----      -----       -----       -----
NET INCREASE (DECREASE) IN NET ASSET VALUE ...........         --        0.23      (0.01)       0.22       (0.59)
                                                            -----       -----      -----       -----       -----
NET ASSET VALUE, END OF PERIOD .......................      $7.87       $7.87      $7.64       $7.65       $7.43
                                                            =====       =====      =====       =====       =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...............       3.20%       7.77%      4.33%       7.86%      (4.76)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .......................       1.77%+      1.80%      1.76%       1.83%       1.72%+
Net investment income to average net assets ..........       3.78%+      3.98%      4.28%       4.41%       4.32%+
Portfolio turnover ...................................       3.89%      19.46%     28.65%       2.47%       9.43%++
NET ASSETS, END OF PERIOD
(000s omitted) .......................................      $1,816      $1,678     $1,540      $1,495        $843
Without management fee waiver:*
  Net investment income per share ....................                                         $0.33       $0.22
  Ratios:
  Expenses to average net assets .....................                                          1.88%       1.82%+
  Net investment income to average net assets ........                                          4.36%       4.22%+

-------------
See footnotes on page 57.

FINANCIAL HIGHLIGHTS

SOUTH CAROLINA SERIES

                                                                                         CLASS A
                                                         ------------------------------------------------------------------
                                                         SIX MONTHS                   YEAR ENDED SEPTEMBER 30,
                                                            ENDED       ---------------------------------------------------
                                                          3/31/98        1997      1996        1995        1994       1993
                                                         ----------     -----      -----       -----       -----      -----
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .................      $8.16       $8.07      $7.97       $7.61       $8.52      $8.00
                                                            -----       -----      -----       -----       -----      -----
Net investment income ................................       0.20        0.40       0.41        0.41        0.41       0.43
Net realized and unrealized
investment gain (loss) ...............................       0.12        0.22       0.12        0.37       (0.79)      0.54
                                                            -----       -----      -----       -----       -----      -----
INCREASE (DECREASE) FROM INVESTMENT
OPERATIONS ...........................................       0.32        0.62       0.53        0.78       (0.38)      0.97
Dividends paid or declared ...........................      (0.20)      (0.40)     (0.41)      (0.41)      (0.41)     (0.43)
Distributions from net gain realized .................      (0.07)      (0.13)     (0.02)      (0.01)      (0.12)     (0.02)
                                                            -----       -----      -----       -----       -----      -----
NET INCREASE (DECREASE) IN NET ASSET VALUE ...........       0.05        0.09       0.10        0.36       (0.91)      0.52
                                                            -----       -----      -----       -----       -----      -----
NET ASSET VALUE, END OF PERIOD .......................      $8.21       $8.16      $8.07       $7.97       $7.61      $8.52
                                                            =====       =====      =====       =====       =====      =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...............       3.96%       7.99%      6.82%      10.69%      (4.61)%    12.52%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .......................       0.80%+      0.84%      0.80%       0.88%       0.83%      0.85%
Net investment income to average net assets ..........       4.80%+      5.04%      5.15%       5.38%       5.12%      5.19%
Portfolio turnover ...................................       9.23%         --      20.66%       4.13%       1.81%     17.69%
NET ASSETS, END OF PERIOD
(000s omitted) .......................................    $105,237    $101,018   $108,163    $112,421    $115,133   $120,589


                                                                                  CLASS D
                                                          ----------------------------------------------------------
                                                                                   YEAR ENDED
                                                           SIX MONTHS             SEPTEMBER 30,            2/1/94**
                                                            ENDED         ---------------------------         TO
                                                           3/31/98        1997       1996        1995       9/30/94
                                                          ----------     -----      -----       -----       -------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .................      $8.16       $8.06      $7.97       $7.61       $8.42
                                                            -----       -----      -----       -----       -----
Net investment income ................................       0.16        0.33       0.34        0.34        0.22
Net realized and unrealized
investment gain (loss) ...............................       0.12        0.23       0.11        0.37       (0.81)
                                                            -----       -----      -----       -----       -----
INCREASE (DECREASE) FROM INVESTMENT
OPERATIONS ...........................................       0.28        0.56       0.45        0.71       (0.59)
Dividends paid or declared ...........................      (0.16)      (0.33)     (0.34)      (0.34)      (0.22)
Distributions from net gain realized .................      (0.07)      (0.13)     (0.02)      (0.01)         --
                                                            -----       -----      -----       -----       -----
NET INCREASE (DECREASE) IN NET ASSET VALUE ...........       0.05        0.10       0.09        0.36       (0.81)
                                                            -----       -----      -----       -----       -----
NET ASSET VALUE, END OF PERIOD .......................      $8.21       $8.16      $8.06       $7.97       $7.61
                                                            =====       =====      =====       =====       =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...............       3.50%       7.15%      5.73%       9.63%      (7.14)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .......................       1.71%+      1.75%      1.70%       1.85%       1.74%+
Net investment income to average net assets ..........       3.89%+      4.13%      4.25%       4.40%       4.29%+
Portfolio turnover ...................................       9.23%         --      20.66%       4.13%       1.81%++
NET ASSETS, END OF PERIOD
(000s omitted) .......................................      $4,404      $3,663     $2,714      $1,704      $1,478

-------------
 * During the periods stated, the Manager, at its discretion, waived portions of its fees for the Georgia, Missouri, and Oregon Series.
** Commencement of offering of Class D shares.
 + Annualized.
++ For the year ended September 30, 1994.
See Notes to Financial Statements.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS AND SHAREHOLDERS,
SELIGMAN MUNICIPAL FUND SERIES, INC.:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the National, Colorado, Georgia, Louisiana, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New York, Ohio, Oregon, and South Carolina Series of Seligman Municipal Fund Series, Inc. as of March 31, 1998, the related statements of operations for the six months then ended and of changes in net assets for six months then ended and for the year ended September 30, 1997, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998 by correspondence with the Fund's custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each Series of Seligman Municipal Fund Series, Inc. as of March 31, 1998, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

/s/ DELOITTE & TOUCHE LLP

New York, New York
May 1, 1998

--------------------------------------------------------------------------------

BOARD OF DIRECTORS


--------------------------------------------------------------------------------
JOHN R. GALVIN 2
DEAN, Fletcher School of Law and Diplomacy
   at Tufts University
DIRECTOR, Raytheon Corporation

ALICE S. ILCHMAN 3
PRESIDENT, Sarah Lawrence College
TRUSTEE, Committee for Economic Development
CHAIRMAN, The Rockefeller Foundation

FRANK A. MCPHERSON 2
DIRECTOR, Kimberly-Clark Corporation
DIRECTOR, Baptist Medical Center

JOHN E. MEROW
RETIRED CHAIRMAN AND SENIOR PARTNER,
   Sullivan & Cromwell, Law Firm
DIRECTOR, Commonwealth Industries, Inc.
TRUSTEE, The New York and Presbyterian Hospital

BETSY S. MICHEL 2
TRUSTEE, The Geraldine R. Dodge Foundation
CHAIRMAN OF THE BOARD OF TRUSTEES, St. George's School

WILLIAM C. MORRIS 1
CHAIRMAN
CHAIRMAN OF THE BOARD, J. & W.  Seligman & Co.
   Incorporated
CHAIRMAN, Carbo Ceramics Inc.
DIRECTOR, Kerr-McGee Corporation

JAMES C. PITNEY 3
RETIRED PARTNER, Pitney, Hardin, Kipp & Szuch, Law Firm

JAMES Q. RIORDAN 3
DIRECTOR, The Brooklyn Union Gas Company
TRUSTEE, Committee for Economic Development
DIRECTOR, Public Broadcasting Service

RICHARD R. SCHMALTZ 1
MANAGING DIRECTOR, J. & W.  Seligman & Co. Incorporated
TRUSTEE EMERITUS, Colby College

ROBERT L. SHAFER 3
RETIRED VICE PRESIDENT, Pfizer Inc.

JAMES N. WHITSON 2
DIRECTOR AND CONSULTANT, Sammons Enterprises, Inc.
DIRECTOR, CommScope, Inc.
DIRECTOR, C-SPAN

BRIAN T. ZINO 1
PRESIDENT
PRESIDENT, J. & W.  Seligman & Co. Incorporated
CHAIRMAN, Seligman Data Corp.

DIRECTOR EMERITUS
FRED E. BROWN
DIRECTOR AND CONSULTANT, J. & W.  Seligman & Co.
  Incorporated

----------------
Member:    1 Executive Committee
           2 Audit Committee
           3 Director Nominating Committee
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
WILLIAM C. MORRIS
CHAIRMAN

BRIAN T. ZINO
PRESIDENT

THOMAS G. MOLES
VICE PRESIDENT

LAWRENCE P. VOGEL
VICE PRESIDENT

THOMAS G. ROSE
TREASURER

FRANK J. NASTA
SECRETARY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FOR MORE INFORMATION

MANAGER
J. & W. Seligman & Co. Incorporated
100 Park Avenue
New York, NY 10017

GENERAL COUNSEL
Sullivan & Cromwell

INDEPENDENT AUDITORS
Deloitte & Touche LLP

GENERAL DISTRIBUTOR
Seligman Financial Services, Inc.
100 Park Avenue
New York, NY 10017

SHAREHOLDER SERVICE AGENT
Seligman Data Corp.
100 Park Avenue
New York, NY 10017

IMPORTANT TELEPHONE NUMBERS
(800) 221-2450     Shareholder
                   Services

(212) 682-7600     Outside the
                   Continental
                   United States

(800) 622-4597     24-Hour Automated
                   Telephone Access
                   Service

--------------------------------------------------------------------------------

GLOSSARY OF FINANCIAL TERMS

CAPITAL GAIN DISTRIBUTION -- A payment to mutual fund shareholders of profits realized on the sale of securities in a fund's portfolio. For tax purposes, these profits may be taxed at different rates, primarily depending upon the length of time the securities were owned by the fund.

CAPITAL APPRECIATION/DEPRECIATION -- An increase or decrease in the market value of a mutual fund's portfolio securities, which is reflected in the net asset value of the fund's shares. Capital appreciation/depreciation of an individual security is in relation to the original purchase price.

COMPOUNDING -- The change in the value of an investment as shareholders receive earnings on their investment's earnings. For example, if $1,000 is invested at a fixed rate of 7% a year, the initial investment is worth $1,070 after one year. If the return is compounded, second year earnings will not be based on the original $1,000, but on the $1,070, which includes the first year's earnings.

CONTINGENT DEFERRED SALES LOAD (CDSL) -- Depending on the class of shares owned, a fee charged by a mutual fund when shares are sold back to the fund (the CDSL expires after a fixed time period).

DIVIDEND -- A payment by a mutual fund, usually derived from the fund's net investment income (dividends and interest less expenses).

DIVIDEND YIELD -- A measurement of a fund's dividend as a percentage of the maximum offering price.

EXPENSE RATIO -- The cost of doing business for a mutual fund, expressed as a percent of the fund's net assets.

INVESTMENT OBJECTIVE -- The shared investment goal of a fund and its shareholders.

MANAGEMENT FEE -- The amount paid by a mutual fund to its investment advisor(s).

MULTIPLE CLASSES OF SHARES -- Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options which are "classes" of shares. Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals. Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. (NASD) -- A self-regulatory body with authority over firms that distribute mutual funds.

NET ASSET VALUE (NAV) PER SHARE -- The market worth of one fund share, obtained by adding a mutual fund's total assets (securities, cash, and any accrued earnings), subtracting liabilities, and dividing the resulting net assets by the number of shares outstanding.

OFFERING PRICE (OP) -- The price at which a mutual fund's share can be purchased. The offering price per share is the current net asset value plus any sales charge.

PORTFOLIO TURNOVER -- A measure of the trading activity in a mutual fund's investment portfolio that reflects how often securities are bought and sold.

PROSPECTUS -- The legal document describing a mutual fund to all prospective shareholders. It contains information required by the Securities and Exchange Commission (SEC), such as a fund's investment objective and policies, services, investment restrictions, officers and directors, how shares are bought and redeemed, fund fees and other charges, and the fund's financial statements.

SEC YIELD -- SEC Yield refers to the net income earned by a fund during a recent 30-day period. This income is annualized and then divided by the maximum offering price per share on the last day of the 30-day period. The SEC Yield formula reflects semiannual compounding.

SECURITIES AND EXCHANGE COMMISSION -- The primary US federal agency that regulates the registration and distribution of mutual fund shares.

STATEMENT OF ADDITIONAL INFORMATION -- A document that contains updated or more detailed information about a mutual fund and that supplements the prospectus. It is available at no charge upon request.

TOTAL RETURN -- A measure of a fund's performance encompassing all elements of return. Reflects the change in share price over a given period and assumes all distributions are taken in additional fund shares. The Average Annual Total Return represents the average annual compounded rate of return for the periods presented.

YIELD ON SECURITIES -- For bonds, the current yield is the coupon rate of interest, divided by the purchase price. For stocks, the yield is measured by dividing dividends paid by the market price of the stock.

-------------
Adapted from the Investment Company Institute's 1997 MUTUAL FUND FACT BOOK.

    THIS REPORT IS INTENDED ONLY FOR THE INFORMATION OF SHAREHOLDERS OR THOSE WHO HAVE RECEIVED THE OFFERING PROSPECTUS COVERING SHARES OF CAPITAL STOCK OF SELIGMAN MUNICIPAL FUND SERIES, INC., WHICH CONTAINS INFORMATION ABOUT THE SALES CHARGES, MANAGEMENT FEE, AND OTHER COSTS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING OR SENDING MONEY.



                       SELIGMAN FINANCIAL SERVICES, INC.
                                an affiliate of

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864
                      100 Park Avenue, New York, NY 10017



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